As filed with the Securities and Exchange Commission on July 31, 2001


                                               File Nos. 333-92935 and 811-09729

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]
                  Post-Effective Amendment No. 13                  [X]


                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                            Amendment No. 13                          [X]


                       (Check appropriate box or boxes)

                               iShares(R) Trust
                               ----------------

              (Exact Name of Registrant as Specified in Charter)

                      c/o Investors Bank & Trust Company
                             200 Clarendon Street
                               Boston, MA  02116
                               -----------------

               (Address of Principal Executive Office) (Zip Code)

      Registrant's Telephone Number, including Area Code:  (415) 597-2000

                         The Corporation Trust Company
                              1209 Orange Street
                             Wilmington, DE 19801
                    (Name and Address of Agent for Service)

                                With Copies to:
     W. JOHN MCGUIRE, ESQ.                  RICHARD MORRIS, ESQ.
     MORGAN, LEWIS & BOCKIUS LLP            BARCLAYS GLOBAL INVESTORS; N.A.
     1800 M STREET, N.W.                    45 FREMONT STREET
     WASHINGTON, DC  20036                  San Francisco, CA  94105

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to    [ ]  On (date) pursuant to
     paragraph (b)                               paragraph (b)
[ ]  60 days after filing pursuant to       [ ]  On (date) pursuant to paragraph
     paragraph (a)(1)                            (a)(1)
[ ]  75 days after filing pursuant to       [  ] On (date) pursuant to paragraph
     paragraph (a)(2)                            (a)(2) of Rule 485
If appropriate, check the following box:


[ ] The post-effective amendment designates a new effective date for a previously filed post-effective amendment
iShares S&P Series

iShares Dow Jones Series

iShares Russell Series

iShares Cohen & Steers Series

iShares Nasdaq Series

iShares Goldman Sachs Series

iShares MSCI Series



                                                        The information provided
                                                      in the wrapper is not part
                                                              of the prospectus.


iShares                                                  The way you invest now.
--------------------------                                          Only better.
 BARCLAYS GLOBAL INVESTORS
iShares(R)

iShares Trust

The iShares Trust consists of over 40 separate investment portfolios called "Funds." Each Fund described herein seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index compiled by one of seven "Index Providers":
Standard & Poor's (a division of The McGraw-Hill Companies, Inc.), Dow Jones & Company, Frank Russell Company, Cohen & Steers Capital Management, Inc., the Nasdaq Stock Market, Inc.(R), Goldman, Sachs & Co. and Morgan Stanley Capital International Inc. ("MSCI"). Barclays Global Fund Advisors is the advisor to each Fund.


The shares of iShares Trust Funds, called "iShares(R)," are listed and traded on national and foreign exchanges (each, a "Listing Exchange"). Market prices for iShares may be different from their net asset value ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.


Each Fund issues and redeems iShares at NAV only in large blocks of 50,000 iShares or multiples thereof ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, iShares are not redeemable securities.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                        Prospectus dated August 1, 2001

   Table of Contents


 Details on          Overview............................................     1
  Investing
  in iShares
                     Introduction........................................     1
                     Investment Objective................................     1
                     Principal Investment Strategies.....................     1
                     Replication.........................................     2
                     Representative Sampling.............................     2
                     Correlation.........................................     2
                     Industry Concentration Policy.......................     2
 Details on the      Principal Risk Factors Common to All Funds..........     3
  Risks of           Market Risk.........................................     3
  Investing in       Trading Risk........................................     3
  iShares            Asset Class Risk....................................     3
                     Tracking Error Risk.................................     3
                     Market Trading Risks................................     3
                     Passive Investments.................................     4
                     Lack of Governmental Insurance or Guarantee.........     4
                     Concentration.......................................     4
                     Derivatives.........................................     4



 Details on Each     Description of iShares S&P Index Funds..............     5
  iShares Fund       iShares S&P 100 Index Fund..........................     6
                     iShares S&P 500 Index Fund..........................     8
                     iShares S&P 500/BARRA Growth Index Fund.............    10
                     iShares S&P 500/BARRA Value Index Fund..............    12
                     iShares S&P MidCap 400 Index Fund...................    14
                     iShares S&P MidCap 400/BARRA Growth Index Fund......    16
                     iShares S&P MidCap 400/BARRA Value Index Fund.......    18
                     iShares S&P SmallCap 600 Index Fund.................    20
                     iShares S&P SmallCap 600/BARRA Growth Index Fund....    22
                     iShares S&P SmallCap 600/BARRA Value Index Fund.....    24
                     iShares S&P Global 100 Index Fund...................    26
                     iShares S&P Europe 350 Index Fund...................    28
                     iShares S&P/TSE 60 Index Fund.......................    30


                     Description of iShares Dow Jones U.S.
                      Index Funds........................................    33
                     iShares Dow Jones U.S. Total Market Index Fund......    34
                     iShares Dow Jones U.S. Basic Materials Sector Index
                      Fund...............................................    36
                     iShares Dow Jones U.S. Consumer Cyclical Sector
                      Index Fund.........................................    38
                     iShares Dow Jones U.S. Consumer Non-Cyclical Sector
                      Index Fund.........................................    40
                     iShares Dow Jones U.S. Energy Sector Index Fund.....    42
                     iShares Dow Jones U.S. Financial Sector Index Fund..    44
                     iShares Dow Jones U.S. Healthcare Sector Index
                      Fund...............................................    46
                     iShares Dow Jones U.S. Industrial Sector Index
                      Fund...............................................    48
                     iShares Dow Jones U.S. Technology Sector Index
                      Fund...............................................    50
                     iShares Dow Jones U.S. Telecommunications Sector
                      Index Fund.........................................    52
                     iShares Dow Jones U.S. Utilities Sector Index Fund..    54
                     iShares Dow Jones U.S. Chemicals Index Fund.........    56
                     iShares Dow Jones U.S. Financial Services Index
                      Fund...............................................    58


                     iShares Dow Jones U.S. Internet Index Fund............   60
                     iShares Dow Jones U.S. Real Estate Index Fund.........   62


--------------------------------------------------------------------------------

                                                                          page i

                     Description of iShares Russell Index Funds..........   65
                     iShares Russell 3000 Index Fund.....................   66
                     iShares Russell 3000 Growth Index Fund..............   68
                     iShares Russell 3000 Value Index Fund...............   70
                     iShares Russell 2000 Index Fund.....................   72
                     iShares Russell 2000 Growth Index Fund..............   74
                     iShares Russell 2000 Value Index Fund...............   76
                     iShares Russell 1000 Index Fund.....................   78
                     iShares Russell 1000 Growth Index Fund..............   80
                     iShares Russell 1000 Value Index Fund...............   82
                     iShares Russell Midcap Index Fund...................   84
                     iShares Russell Midcap Growth Index Fund............   86
                     iShares Russell Midcap Value Index Fund.............   88
                     Description of iShares Cohen & Steers Index Fund....   91
                     iShares Cohen & Steers Realty Majors Index Fund.....   92
                     Description of iShares Nasdaq Index Fund............   95
                     iShares Nasdaq Biotechnology Index Fund.............   96
                     Description of iShares Goldman Sachs Index Funds....   99
                     iShares Goldman Sachs Technology Index Fund.........  100
                     iShares Goldman Sachs Networking Index Fund.........  102
                     iShares Goldman Sachs Semiconductor Index Fund......  104
                     iShares Goldman Sachs Software Index Fund...........  106
                     Description of iShares MSCI Index Fund..............  109
                     iShares MSCI EAFE Index Fund........................  110
                     Management..........................................  113
 Details on          Investment Advisor..................................  113
  Management
  and Operations
                     Administrator, Custodian, Transfer Agent and
                      Securities Lending Agent...........................  114
                     Shareholder Information.............................  114
 Details on Buying   Buying and Selling iShares..........................  114
  and Selling
  iShares
                     Book Entry..........................................  115
                     iShare Prices.......................................  115
                     Determining NAV.....................................  115
                     Dividends and Distributions.........................  115
                     Taxes...............................................  116
                     Taxes on Distributions..............................  116
                     Taxes when iShares are Sold.........................  116
                     Creations and Redemptions...........................  117
                     iShares Transaction Fees............................  118
                     Possible Claim......................................  119


--------------------------------------------------------------------------------
                                                                         iShares


page ii

                    Distribution.............................. 119
                    Financial Highlights...................... 119
                    Index Providers........................... 129
                    Disclaimers............................... 130
                    Supplemental Information.................. 136
                    Premium/Discount Information (Unaudited).. 136
                    Total Return Information.................. 157

iShares


--------------------------------------------------------------------------------

                                                                        page iii

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in iShares. It contains important facts about the iShares Trust as a whole and each Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.


Each Fund is an "index fund" which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index") developed by one of the following Index Providers:


    Standard & Poor's, a division of The McGraw-Hill Companies, Inc., provides financial, economic and investment information and analytical services to the financial community.

    Dow Jones & Company publishes The Wall Street Journal and its international and interactive editions, Barron's and SmartMoney magazines and other periodicals, the Dow Jones Newswires, dowjones.com, and the Ottaway group of community newspapers.

    Frank Russell Company is an investment services firm that offers a variety of investment management products and services.

    Cohen & Steers provides financial, economic and investment information and analytical services to the financial community.

    The Nasdaq Stock Market calculates and disseminates various indices including the Nasdaq Composite Index.

    Goldman, Sachs & Co. is a leading global investment banking and securities firm, providing a full range of investing, advisory and financing services worldwide to a substantial and diversified client base.

    MSCI is a leading provider of global indices and benchmark related products and services to investors worldwide. Morgan Stanley Dean Witter & Co., a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI.


Barclays Global Fund Advisors ("BGFA"), the advisor to each Fund, is a subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA and its affiliates are not affiliated with any of the Index Providers.


The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of iShares Funds sections provide important information about each Fund, including a brief description of its Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any

--------------------------------------------------------------------------------

iShares Overview
judgments about the investment merit of a particular security, nor does it attempt to apply any economic, financial or market analysis.


Indexing may eliminate some of the risks of active management, such as poor stock selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund will invest at least 90% of its total assets in the securities of its Underlying Index. A Fund may hold up to 10% of its total assets in securities not included in its Underlying Index. For example, BGFA may invest in securities not included in the relevant Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the relevant Underlying Index (such as reconstitutions, additions and deletions). A Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents.


BGFA uses two basic indexing strategies -- Replication and Representative Sampling -- as described below. The Description of iShares Funds sections indicate the strategy of each Fund.

Replication

"Replication" is investing in substantially all of the securities in the relevant Underlying Index in approximately the same proportions as in the Underlying Index.


Representative Sampling

"Representative Sampling" is investing in a representative sample of securities in the Underlying Index, which have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.


Correlation

An index is a theoretical financial calculation while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called "tracking error." A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication.

Industry Concentration Policy

No Fund will concentrate its investments (i.e. hold 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.


--------------------------------------------------------------------------------
                                                                         iShares

Principal Risk Factors Common to all Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of such Fund. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund's NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund's NAV in response to market movements, and over longer periods during market downturns.


Trading Risk

While the creation/redemption feature of iShares is designed to make it likely that iShares will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from net asset value.


Asset Class Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Tracking Error Risk

Factors such as the fees and expenses of a Fund, imperfect correlation between a Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may affect BGFA's ability to achieve close correlation with the Underlying Index of each Fund. Each Fund's returns may therefore deviate from those of its Underlying Index.

Market Trading Risks

Absence of Prior Active Market

    Although the iShares are listed for trading on the American Stock Exchange LLC ("AMEX"), New York Stock Exchange, Inc. ("NYSE"), Chicago Board Options Exchange ("CBOE"), and are listed and traded on other U.S. and foreign exchanges, there can be no assurance that an active trading market for iShares will develop or be maintained.


Lack of Market Liquidity

    Trading in iShares may be halted because of market conditions or for reasons that, in the view of the Listing Exchange, make trading in iShares inadvisable. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the iShares of any Fund will continue to be met or will remain unchanged.

iShares May Trade at Prices Other than NAV

    iShares may trade at, above or below their NAV. The NAV of iShares will fluctuate with changes in the market value of a Fund's holdings. The trading prices of iShares will fluctuate in accordance with changes in their NAVs as well as market supply and demand. However, given that iShares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAVs of iShares should not be sustained.


--------------------------------------------------------------------------------

iShares Overview

    Additional principal risks associated with investing in iShares of a particular Fund are discussed in the Description of iShares Funds sections.

Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in the securities included in its Underlying Index regardless of their investment merit. BGFA does not attempt to individually select securities or to take defensive positions in declining markets.


Lack of Governmental Insurance or Guarantee

An investment in the Funds is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Concentration

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those securities and be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

--------------------------------------------------------------------------------
                                                                         iShares

Description of iShares Funds

iShares S&P Index Funds

 .iShares S&P 100 Index Fund

 .iShares S&P 500 Index Fund

 .iShares S&P 500/BARRA Growth Index Fund

 .iShares S&P 500/BARRA Value Index Fund

 .iShares S&P MidCap 400 Index Fund

 .iShares S&P MidCap 400/BARRA Growth Index Fund

 .iShares S&P MidCap 400/BARRA Value Index Fund

 .iShares S&P SmallCap 600 Index Fund

 .iShares S&P SmallCap 600/BARRA Growth Index Fund

 .iShares S&P SmallCap 600/BARRA Value Index Fund

 .iShares S&P Global 100 Index Fund

 .iShares S&P Europe 350 Index Fund

 .iShares S&P/TSE 60 Index Fund

"Standard & Poor's(R)", "S&P(R)", "S&P500(R)", "Standard & Poor's 500", "S&P 500 Index", "S&P MidCap 400 Index", "S&P SmallCap 600 Index", "S&P 500/BARRA Growth Index", "Standard & Poor's 500/BARRA Growth Index", "S&P 500/BARRA Value Index", "Standard & Poor's 500/BARRA Value Index", "S&P MidCap 400/BARRA Growth Index", "S&P MidCap 400/BARRA Value Index", "S&P SmallCap 600/BARRA Growth Index", "S&P SmallCap 600/BARRA Value Index", "S&P 100 Index", "S&P Global 100 Index", "S&P Europe 350 Index", and "S&P/TSE 60 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use for certain purposes by BGI. The Funds that are based on S&P indices are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in iShares.

"TSE" is a trademark of the Toronto Stock Exchange.

Description of iShares S&P Index Funds

--------------------------------------------------------------------------------
iShares S&P 100 Index Fund

Cusip: 464287101
CBOE Trading Symbol: OEF
Underlying Index: Standard & Poor's 100 Index
------------------------------------

Investment Objective

The iShares S&P 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 100 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large capitalization sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of blue chip stocks from diverse industries in the S&P 500 Index. As of May 31, 2001, the Index represented approximately 40% of the market capitalization of listed U.S. equities. The Fund uses a Replication strategy to try to track the Index.

Principal Risks Specific to the Fund

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are listed on the CBOE.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.20%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.20%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
              $20                 $64                        $113
         $255


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $3,231,650. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,231,650 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $6,618 if the Creation Unit is redeemed after one year, $20,824 if the Creation Unit is redeemed after three years, $36,425 if the Creation Unit is redeemed after five years, and $82,473 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P 100 Index Fund
iShares S&P 500 Index Fund

Cusip: 464287200
AMEX Trading Symbol: IVV
Underlying Index: Standard & Poor's 500 Index
------------------------------------

Investment Objective

The S&P 500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Fund uses a Replication strategy to try to track the Index, which, as of May 31, 2001, included approximately 77% of the market capitalization of all publicly traded U.S. equity securities. The stocks in the Index are selected according to the total market value of their outstanding shares.


Principal Risks Specific to the Fund

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.09%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.09%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
              $10                 $30                         $53
         $121


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $6,281,100. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,281,100 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $6,081 if the Creation Unit is redeemed after one year, $19,153 if the Creation Unit is redeemed after three years, $33,539 if the Creation Unit is redeemed after five years, and $76,152 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P 500 Index Fund
iShares S&P 500/BARRA Growth Index Fund

Cusip: 464287309
AMEX Trading Symbol: IVW
Underlying Index: Standard & Poor's 500/BARRA Growth Index
------------------------------------------------

Investment Objective

The S&P 500/BARRA Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/BARRA Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of those companies with the highest price-to-book ratios in the S&P 500 Index, representing approximately 50% of the market capitalization of the S&P 500 Index. The Fund uses a Replication strategy to try to track the Index.

Principal Risks Specific to the Fund

 . Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.18%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.18%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
              $18                 $58                        $101
         $230


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $3,090,900. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,090,900 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $5,698 if the Creation Unit is redeemed after one year, $17,930 if the Creation Unit is redeemed after three years, $31,370 if the Creation Unit is redeemed after five years, and $71,066 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P 500/BARRA Growth Index Fund
iShares S&P 500/BARRA Value Index Fund

Cusip: 464287408
AMEX Trading Symbol: IVE
Underlying Index: Standard & Poor's 500/BARRA Value Index
-----------------------------------------------

Investment Objective

The S&P 500/BARRA Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/BARRA Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large capitalization value sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of those stocks with the lowest price-to-book ratios in the S&P 500 Index, representing approximately 50% of the market capitalization of the S&P 500 Index. The Fund uses a Replication strategy to try to track the Index.

Principal Risks Specific to the Fund

 . Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.18%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.18%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $18                 $58                        $101
        $230


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $3,185,950. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,185,950 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $5,873 if the Creation Unit is redeemed after one year, $18,482 if the Creation Unit is redeemed after three years, $32,335 if the Creation Unit is redeemed after five years, and $73,251 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P 500/BARRA Value Index Fund
iShares S&P MidCap 400 Index Fund

Cusip: 464287507
AMEX Trading Symbol: IJH
Underlying Index: Standard & Poor's MidCap 400 Index
------------------------------------------

Investment Objective

The S&P MidCap 400 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index, which, as of May 31, 2001, included approximately 6% of the market capitalization of all U.S. equity securities. The stocks in the Index have a market capitalization between $1 billion and $5 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.


Principal Risks Specific to the Fund

 . Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.

 . Mid-capitalization companies normally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

 . Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.20%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.20%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
              $20                 $64                        $113
         $255


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $5,217,400. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,217,400 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $10,685 if the Creation Unit is redeemed after one year, $33,619 if the Creation Unit is redeemed after three years, $58,807 if the Creation Unit is redeemed after five years, and $133,150 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P MidCap 400 Index Fund
iShares S&P MidCap 400/BARRA Growth Index Fund

Cusip: 464287606
AMEX Trading Symbol: IJK
Underlying Index: Standard & Poor's MidCap 400/BARRA Growth Index
-------------------------------------------------------

Investment Objective

The S&P MidCap 400/BARRA Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/BARRA Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 400 Index and consists of those companies with the highest price-to-book ratios within the S&P 400 Index, representing approximately 50% of the market capitalization of the S&P 400 Index. The Index consists of stocks from a broad range of industries. The Fund uses a Replication strategy to try to track the Index.

Principal Risks Specific to the Fund

 . Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.

 . Mid-capitalization companies normally have less diverse product lines than large- capitalization companies and thus are more susceptible to adverse developments concerning their products.

 . Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

 . Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $26                 $80                        $141
        $318


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $5,939,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,939,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $15,200 if the Creation Unit is redeemed after one year, $47,801 if the Creation Unit is redeemed after three years, $83,572 if the Creation Unit is redeemed after five years, and $188,969 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P MidCap 400/BARRA Growth Index Fund iShares S&P MidCap 400/BARRA Value Index Fund

Cusip: 464287705
AMEX Trading Symbol: IJJ
Underlying Index: Standard & Poor's MidCap 400/BARRA Value Index
-----------------------------------------------------

Investment Objective

The S&P MidCap 400/BARRA Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/BARRA Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the S&P 400 Index and consists of those companies with the lowest price-to-book ratios within the S&P 400 Index, representing approximately 50% of the market capitalization of the S&P MidCap 400 Index. The Index consists of stocks from a broad range of industries. The Fund uses a Replication strategy to try to track the Index.

Principal Risks Specific to the Fund

 . Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.

 . Mid-capitalization companies normally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

 . Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

 . Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $26                 $80                        $141
        $318


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $4,555,250. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,555,250 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,659 if the Creation Unit is redeemed after one year, $36,663 if the Creation Unit is redeemed after three years, $64,100 if the Creation Unit is redeemed after five years, and $144,941 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P MidCap 400/BARRA Value Index Fund iShares S&P SmallCap 600 Index Fund

Cusip: 464287804
AMEX Trading Symbol: IJR
Underlying Index: Standard & Poor's SmallCap 600 Index
--------------------------------------------

Investment Objective

The S&P Small Cap 600 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of publicly traded securities in the small-capitalization sector of the U.S. equity market. The Fund uses a Representative sampling strategy to try to track the Index, which, as of May 31, 2001, included approximately 2.5% of the market capitalization of the U.S. equity market. The stocks in the Index:


 . Have been traded for at least six months;

 . Have a price greater than $1 on any three or more business days during a 12-month period;

 . Have an annualized turnover exceeding 20% of shares outstanding with not more than 50% of the shares owned by a single shareholder; and

 . Have a bid-asked spread of 5% or less.

Principal Risks Specific to the Fund

 . Small-capitalization companies may be less financially secure than larger, more established companies.

 . Small-capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel loss.


 . Small-capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

 . Small-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.20%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.20%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $20                 $64                        $113
        $255


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $5,610,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,610,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,490 if the Creation Unit is redeemed after one year, $36,152 if the Creation Unit is redeemed after three years, $63,238 if the Creation Unit is redeemed after five years, and $143,182 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P SmallCap 600 Index Fund
iShares S&P SmallCap 600/BARRA Growth Index Fund

Cusip: 464287887
AMEX Trading Symbol: IJT
Underlying Index: Standard & Poor's SmallCap 600/BARRA Growth Index
--------------------------------------------------------

Investment Objective/Approach

The S&P SmallCap 600/BARRA Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/BARRA Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies with the highest price-to-book ratios within the S&P 600 Index, representing approximately 50% of the market capitalization of the S&P SmallCap 600 Index. The Fund uses a Replication strategy to try to track the Index.

Principal Risks Specific to the Fund

 . Small-capitalization companies may be less financially secure than larger, more established companies.

 . Small-capitalization companies may depend on a small number of key personnel and thus are more vulnerable to personnel losses.

 . Small-capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

 . Small-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

 . Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $26                 $80                        $141
        $318


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $750 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $3,794,250. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $750 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,794,250 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $9,711 if the Creation Unit is redeemed after one year, $30,538 if the Creation Unit is redeemed after three years, $53,392 if the Creation Unit is redeemed after five years, and $120,727 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P SmallCap 600/BARRA Growth Index Fund iShares S&P SmallCap 600/BARRA Value Index Fund

Cusip: 464287879
AMEX Trading Symbol: IJS
Underlying Index: Standard & Poor's SmallCap 600/BARRA Value Index
-------------------------------------------------------

Investment Objective

The S&P SmallCap 600/BARRA Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/BARRA Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the small-capitalization value sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies with the lowest price-to-book ratios in the S&P SmallCap 600 Index, representing approximately 50% of the market capitalization of the S&P SmallCap 600 Index. The Fund uses a Representative sampling strategy to try to track the Index.

Principal Risks Specific to the Fund

 . Small-capitalization companies may be less financially secure than larger, more established companies.

 . Small-capitalization companies may depend on a small number of essential personnel and are thus more vulnerable to personnel losses.

 . Small-capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

 . Small-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

 . Value stocks can continue to be inexpensive for long periods and may not ever realize their full value.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $26                 $80                        $141
        $318


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,750 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $4,130,250. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,750 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,130,250 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $10,571 if the Creation Unit is redeemed after one year, $33,243 if the Creation Unit is redeemed after three years, $58,120 if the Creation Unit is redeemed after five years, and $131,418 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P SmallCap 600/BARRA Value Index Fund iShares S&P Global 100 Index Fund

Cusip: 464287572
NYSE Trading Symbol: IOO
Underlying Index: Standard & Poor's Global 100 Index/1/
------------------------------------------

Investment Objective

The iShares S&P Global 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 100 Index (the "Index").


Principal Investment Strategy

The Index is designed to measure the performance of large trans-national companies that are of major importance in the global markets. It is a subset of the S&P Global 1200 Index and contains 100 common stocks, screened for sector representation, liquidity and size. The market capitalization of constituent companies is adjusted to reflect only those shares that are available to foreign investors. The Fund uses a Representative Sampling strategy to try to track the Index.


As of May 31, 2001, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Finland, France, Germany, Great Britain, Italy, Japan, Korea, Mexico, Netherlands, Spain, Sweden, Switzerland and the United States.


Principal Risks Specific to the Fund

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

 . Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency of a foreign market depreciates against the US dollar, even if the local currency value of the Fund's holdings goes up.


 . An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:


  . Less liquid and less efficient securities markets;

  . Greater price volatility;

  . Exchange rate fluctuations and exchange controls;

  . Less publicly available information about issuers;

  . The imposition of withholding or other taxes;

  . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

  . Higher transaction and custody costs and delays in attendant settlement procedures;

  . Difficulties in enforcing contractual obligations;

  . Lesser levels of regulation of the securities markets;

  . Different accounting, disclosure and reporting requirements;

  . More substantial government involvement in the economy;

  . Higher rates of inflation;

  . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;


 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the NYSE.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.40%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.40%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $41                $128                        $224
        $505


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $3,243,900. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,243,900 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,274 if the Creation Unit is redeemed after one year, $41,682 if the Creation Unit is redeemed after three years, $72,764 if the Creation Unit is redeemed after five years, and $163,875 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P Global 100 Index Fund
iShares S&P Europe 350 Index Fund

Cusip: 464287861
AMEX Trading Symbol: IEV
Underlying Index: Standard & Poor's Europe 350 Index
------------------------------------------

Investment Objective

The S&P Europe 350 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Europe 350 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The market capitalization of constituent companies is adjusted to reflect only those stocks that are available to foreign investors. The stocks in the Index are chosen for market size, liquidity, industry group representation and geographic diversity. The Fund uses a Representative Sampling strategy to try to track the Index.

Principal Risks Specific to the Fund

 . Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

 . Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency of a foreign market depreciates against the US dollar, even if the local currency value of the Fund's holdings goes up.


 . An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component European countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:


  . Less liquid and less efficient securities markets;

  . Greater price volatility;

  . Exchange rate fluctuations and exchange controls;


  . Less publicly available information about issuers;

  . The imposition of withholding or other taxes;

  . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

  . Higher transaction and custody costs and delays in attendant settlement procedures;

  . Difficulties in enforcing contractual obligations;

  . Lesser levels of regulation of the securities markets;

  . Different accounting, disclosure and reporting requirements;

  . More substantial government involvement in the economy;

  . Higher rates of inflation;

  . Greater social, economic and political uncertainty.


 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $61                $192                        $335
        $750


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $12,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $2,771,375. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $12,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,771,375 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $16,994 if the Creation Unit is redeemed after one year, $53,258 if the Creation Unit is redeemed after three years, $92,784 if the Creation Unit is redeemed after five years, and $207,858 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P Europe 350 Index Fund
iShares S&P/TSE 60 Index Fund

Cusip: 464287853
AMEX Trading Symbol: IKC
Underlying Index: Standard & Poor's/TSE 60 Index
---------------------------------------

Investment Objective

The S&P/TSE 60 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TSE 60 Index (the "Index"). "TSE" is a trademark of the Toronto Stock Exchange.

Principal Investment Strategy

The Index measures the performance of the largest publicly traded stocks in Canada. The Index is maintained by the S&P Canadian Policy Committee, which is comprised of representatives of Standard & Poor's and the TSE. The market capitalization of constituent companies is adjusted to reflect only those stocks that are available for investment by the public. The Fund uses a Representative Sampling strategy to try to track the Index. The stocks in the Index are chosen for market size, liquidity and industry group representation.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2001, the Index was concentrated in information technology, which comprised 31.04% of its market capitalization (based on the composition of the Index).


Principal Risks Specific to the Fund

 . Since the TSE is open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

 . Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency of a foreign market depreciates against the US dollar, even if the local currency value of the Fund's holdings goes up.


 . An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on the TSE, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

  . Less liquid and less efficient securities markets;
  . Greater price volatility;
  . Exchange rate fluctuations and exchange controls;


  . Less publicly available information about issuers;
  . The imposition of withholding or other taxes;
  . The imposition of restrictions on the expatriation of funds or other assets of the Fund;
  . Higher transaction and custody costs and delays in attendant settlement procedures;
  . Different accounting, disclosure and reporting requirements;
  . More substantial government involvement in the economy;
  . Higher rates of inflation.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.50%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.50%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $51                $160                        $280
        $628


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard transaction fee of $1,250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $2,356,700. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,356,700 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,049 if the Creation Unit is redeemed after one year, $37,797 if the Creation Unit is redeemed after three years, $65,915, if the Creation Unit is redeemed after five years, and $148,056 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P/TSE 60 Index Fund

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
                                                                         iShares

Description of iShares Funds

iShares Dow Jones U.S. Index Funds

 .iShares Dow Jones U.S. Total Market Index Fund

 .iShares Dow Jones U.S. Basic Materials Sector Index Fund

 .iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

 .iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

 .iShares Dow Jones U.S. Energy Sector Index Fund

 .iShares Dow Jones U.S. Financial Sector Index Fund

 .iShares Dow Jones U.S. Healthcare Sector Index Fund

 .iShares Dow Jones U.S. Industrial Sector Index Fund

 .iShares Dow Jones U.S. Technology Sector Index Fund

 .iShares Dow Jones U.S. Telecommunications Sector Index Fund

 .iShares Dow Jones U.S. Utilities Sector Index Fund

 .iShares Dow Jones U.S. Chemicals Index Fund

 .iShares Dow Jones U.S. Financial Services Index Fund

 .iShares Dow Jones U.S. Internet Index Fund

 .iShares Dow Jones U.S. Real Estate Index Fund


Dow Jones, Dow Jones U.S. Basic Materials Sector Index, Dow Jones U.S. Consumer Cyclical Sector Index, Dow Jones U.S. Consumer Non-Cyclical Sector Index, Dow Jones U.S. Energy Sector Index, Dow Jones U.S. Financial Sector Index, Dow Jones U.S. Healthcare Sector Index, Dow Jones U.S. Industrial Sector Index, Dow Jones U.S. Technology Sector Index, Dow Jones U.S. Telecommunications Sector Index, Dow Jones U.S. Utilities Sector Index, Dow Jones U.S. Total Market Index, Dow Jones U.S. Chemicals Index, Dow Jones U.S. Financial Services Composite Index, Dow Jones U.S. Internet Index and Dow Jones U.S. Real Estate Index are servicemarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by BGI. The Funds that are based on Dow Jones indices are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representations regarding the advisability of investing in iShares.

--------------------------------------------------------------------------------

Description of iShares Dow Jones U.S. Index Funds iShares Dow Jones U.S. Total Market Index Fund

Cusip: 464287846
AMEX Trading Symbol: IYY
Underlying Index: Dow Jones U.S. Total Market Index
-----------------------------------------

Investment Objective

The Dow Jones U.S. Total Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Total Market Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the U.S. equity broad market. The Fund uses a Replication strategy to try to track the Index. The Index is comprised of all of the companies in the Dow Jones Large-Cap Index, Dow Jones Mid-Cap Index and Dow Jones Small-Cap Index. The Index is structured to represent approximately 95% of the market capitalization of all listed U.S. equity securities.

Principal Risks Specific to the Fund

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.20%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.20%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $20                 $64                        $113
        $255


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $8,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $2,918,600. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $8,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,918,600 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $5,977 if the Creation Unit is redeemed after one year, $18,806 if the Creation Unit is redeemed after three years, $32,897 if the Creation Unit is redeemed after five years, and $74,484 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Total Market Index Fund iShares Dow Jones U.S. Basic Materials Sector Index Fund

Cusip: 464287838
AMEX Trading Symbol: IYM
Underlying Index: Dow Jones U.S. Basic Materials Sector Index
------------------------------------------------

Investment Objective

The Dow Jones U.S. Basic Materials Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the basic materials economic sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies are involved in the production of aluminum, chemicals, commodities, chemicals specialty products, forest products, non-ferrous mining products, paper products, precious metals and steel.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2001, the Index was concentrated in chemicals, which comprised 55.82% of its market capitalization (based on the composition of the Index).


Principal Risks Specific to the Fund

 . Companies in this sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

 . Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns.

 . Companies in this sector are at risk for environmental damage and product liability claims.

 . Companies in this sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $61                $192                        $335
        $750


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $2,037,125. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,037,125 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,492 if the Creation Unit is redeemed after one year, $39,148 if the Creation Unit is redeemed after three years, $68,202 if the Creation Unit is redeemed after five years, and $152,788 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Basic Materials Sector Index Fund iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

Cusip: 464287580
AMEX Trading Symbol: IYC
Underlying Index: Dow Jones U.S. Consumer Cyclical Sector Index
---------------------------------------------------

Investment Objective

The Dow Jones U.S. Consumer Cyclical Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Cyclical Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include airlines, auto manufacturers, tire and rubber manufacturers, auto parts suppliers, casinos, toy manufacturers, restaurant chains, home construction companies, lodging chains, broadline retailers, specialty retailers, footwear and clothing/fabric manufacturers, and media companies, such as advertising companies, entertainment and leisure companies, consumer electronics companies, broadcasters and publishers.

Principal Risks Specific to the Fund

 . The success of consumer product manufacturers and retailers is tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence.

 . The success of companies in this sector depends heavily on disposable household income and consumer spending.

 . Companies in this sector are subject to severe competition.

 . Changes in demographics and consumer tastes can affect the success of consumer products.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $61                $192                        $335
        $750


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $3,086,200. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,086,200 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $18,925 if the Creation Unit is redeemed after one year, $59,308 if the Creation Unit is redeemed after three years, $103,124, if the Creation Unit is redeemed after five years, and $231,470 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

Cusip: 464287812
AMEX Trading Symbol: IYK
Underlying Index: Dow Jones U.S. Consumer Non-Cyclical Sector Index
------------------------------------------------------

Investment Objective

The Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Non-Cyclical Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the consumer non-cyclical economic sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include distillers and brewers, producers of soft drinks, consumer service companies, durable and non-durable household product manufacturers, cosmetics companies, food retailers, other food companies, tobacco and agricultural companies.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the extent the Index is so concentrated. As of May 31, 2001, the Index was concentrated in food and beverage, and household products, which comprised 42.18% and 17.70%, respectively, of its market capitalization (based on the composition of the Index).


Principal Risks Specific to the Fund

 . Governmental regulation affecting the permissibility of using various food additives and production methods could affect the profitability of companies in this sector.

 . Tobacco companies may be adversely affected by new laws and/or by litigation.

 . The success of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

 . The products of internet-related and software companies may face product obsolescence due to rapid technological developments and frequent new product introduction.


 . Software and computer companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $61                $192                        $335
        $750


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $2,094,100 An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,094,100 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,841 if the Creation Unit is redeemed after one year, $40,243 if the Creation Unit is redeemed after three years, $70,109 if the Creation Unit is redeemed after five years, and $157,061 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund iShares Dow Jones U.S. Energy Sector Index Fund

Cusip: 464287796
AMEX Trading Symbol: IYE
Underlying Index: Dow Jones U.S. Energy Sector Index
------------------------------------------

Investment Objective

The Dow Jones U.S. Energy Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Energy Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the energy sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include oil equipment and services, oil-major, oil-secondary and pipelines.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2001, the Index was concentrated in oil and gas, which comprised 99.78% of its market capitalization (based on the composition of the Index).


Principal Risks Specific to the Fund

 . The profitability of companies in this sector is related to worldwide energy prices and exploration, and production spending.

 . Companies in this sector could be adversely affected by changes in exchange rates.

 . Companies in this sector are affected by government regulation, world events and economic conditions.

 . Companies in this sector are at risk for environmental damage claims.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $61                $192                        $335
        $750


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $2,807,200. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,807,200 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $17,214 if the Creation Unit is redeemed after one year, $53,947 if the Creation Unit is redeemed after three years, $93,983 if the Creation Unit is redeemed after five years, and $210,545 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Energy Sector Index Fund iShares Dow Jones U.S. Financial Sector Index Fund

Cusip: 464287788
AMEX Trading Symbol: IYF
Underlying Index: Dow Jones U.S. Financial Sector Index
-------------------------------------------

Investment Objective

The Dow Jones U.S. Financial Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the financial economic sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include major banks, regional banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations, and securities brokers.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2001, the Index was concentrated in specialty finance and banks, which comprised 40.10% and 35.71%, respectively, of its market capitalization (based on the composition of the Index).


Principal Risks Specific to the Fund

 . Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

 . The profitability of companies in this sector is adversely affected by increases in interest rates.

 . The profitability of companies in this sector is adversely affected by loans losses, which usually increase in economic downturns.

 . Insurance companies may be subject to severe price competition.

 . Newly enacted laws are expected to result in increased inter-industry consolidation and competition in this sector.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.



--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $61                $192                        $335
        $750


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $4,297,900. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,297,900 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $26,355 if the Creation Unit is redeemed after one year, $82,594 if the Creation Unit is redeemed after three years, $143,891 if the Creation Unit is redeemed after five years, and $322,350 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Financial Sector Index Fund iShares Dow Jones U.S. Healthcare Sector Index Fund

Cusip: 464287762
AMEX Trading Symbol: IYH
Underlying Index: Dow Jones U.S. Healthcare Sector Index
---------------------------------------------

Investment Objective

The Dow Jones U.S. Healthcare Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Healthcare Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the healthcare sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2001, the Index was concentrated in pharmaceuticals and biotechnology, which comprised 77.55% of its market capitalization (based on the composition of the Index).


Principal Risks Specific to the Fund

 . Many companies in this sector are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies.

 . Companies in this sector are subject to extensive litigation based on product liability and similar claims.

 . Companies in this sector are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

 . Many new products in this sector are subject to the approval of the Food and Drug Administration. The process of obtaining such approval is long and costly.

 . Companies in this sector may be thinly capitalized.

 . Companies in this sector may be susceptible to product obsolescence.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $61                $192                        $335
        $750


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $750 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $3,148,250. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $750 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,148,250 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $19,305 if the Creation Unit is redeemed after one year, $60,501 if the Creation Unit is redeemed after three years, $105,402 if the Creation Unit is redeemed after five years, and $236,124 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Healthcare Sector Index Fund iShares Dow Jones U.S. Industrial Sector Index Fund

Cusip: 464287754
AMEX Trading Symbol: IYJ
Underlying Index: Dow Jones U.S. Industrial Sector Index
--------------------------------------------

Investment Objective

The Dow Jones U.S. Industrial Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrial Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the industrial sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include aerospace and defense companies, advanced industrial companies, equipment manufacturers, air freight companies, building materials manufacturers, packaging companies, manufacturers of electrical components and equipment, heavy construction companies, manufacturers of heavy machinery, industrial services companies, industrial companies, marine transportation companies, railroads, shipbuilders, and trucking companies.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2001, the Index was concentrated in industrial diversified, which comprised 51.20% of its market capitalization (based on the composition of the Index).


Principal Risks Specific to the Fund

 . The stock prices of companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general.

 . The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

 . Government regulation, world events and economic conditions affect the performance of companies in this sector.

 . Companies in this sector are at risk for environmental damage and product liability claims.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    **  Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $61                $192                        $335
        $750


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $2,702,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,702,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $16,569 if the Creation Unit is redeemed after one year, $51,925 if the Creation Unit is redeemed after three years, $90,461 if the Creation Unit is redeemed after five years, and $202,654 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Industrial Sector Index Fund iShares Dow Jones U.S. Technology Sector Index Fund

Cusip: 464287721
AMEX Trading Symbol: IYW
Underlying Index: Dow Jones U.S. Technology Sector Index
---------------------------------------------

Investment Objective

The Dow Jones U.S. Technology Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, the Dow Jones U.S. Technology Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the technology sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2001, the Index was concentrated in hardware and equipment, and software, which comprised 70.03% and 29.97%, respectively, of its market capitalization (based on the composition of the Index).


Principal Risks Specific to the Fund

 . Technology companies face intense competition, both domestically and internationally.

 . Technology companies may have limited product lines, markets, financial resources or personnel.

 . The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

 . Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

 . Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    **  Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $61                $192                        $335
        $750


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $3,048,100. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,048,100 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $18,691 if the Creation Unit is redeemed after one year, $58,576 if the Creation Unit is redeemed after three years, $102,049 if the Creation Unit is redeemed after five years, and $228,613 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Technology Sector Index Fund iShares Dow Jones U.S. Telecommunications Sector Index Fund

Cusip: 464287713
AMEX Trading Symbol: IYZ
Underlying Index: Dow Jones U.S. Telecommunications Sector Index
----------------------------------------------------

Investment Objective

The Dow Jones U.S. Telecommunications Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Telecommunications Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the telecommunications sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include fixed line communications and wireless communications companies.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2001, the Index was concentrated in fixed line communications, which comprised 91.38% of its market capitalization (based on the composition of the Index).


Principal Risks Specific to the Fund

 . The domestic telecommunications market is characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities.

 . Companies in this sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

 . Technological innovations may make the products and services of telecommunications companies obsolete.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    **  Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $61                $192                        $335
        $750


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $2,095,550 An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,095,550 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,850 if the Creation Unit is redeemed after one year, $40,271 if the Creation Unit is redeemed after three years, $70,158 if the Creation Unit is redeemed after five years, and $157,170 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Telecommunications Sector Index Fund iShares Dow Jones U.S. Utilities Sector Index Fund

Cusip: 464287697
AMEX Trading Symbol: IDU
Underlying Index: Dow Jones U.S. Utilities Sector Index
------------------------------------------

Investment Objective

The Dow Jones U.S. Utilities Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the utilities sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include electric utilities, gas utilities and water utilities.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2001, the Index was concentrated in electric, which comprised 95.70% of its market capitalization (based on the composition of the Index).


Principal Risks Specific to the Fund

 . The rates of regulated utility companies are subject to review and limitation by governmental regulatory commissions.

 . The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

 . As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have no experience.

 . Deregulation is subjecting utility companies to greater competition and may adversely affect profitability.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    **  Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $61                $192                        $335
        $750


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $4,205,750. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,205,750 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $25,790 if the Creation Unit is redeemed after one year, $80,823 if the Creation Unit is redeemed after three years, $140,806 if the Creation Unit is redeemed after five years, and $315,438 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Utilities Sector Index Fund iShares Dow Jones U.S. Chemicals Index Fund

Cusip: 464287820
AMEX Trading Symbol: IYD
Underlying Index: Dow Jones U.S. Chemical Index
--------------------------------------

Investment Objective

The Dow Jones U.S. Chemicals Index Fund seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Chemicals Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the chemicals industry portion of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include chemicals, household products/wares, commercial services, miscellaneous manufacture, environmental control, pharmaceuticals and metals-diversified.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2001, the Index was concentrated in chemicals, which comprised 100% of its market capitalization (based on the composition of the Index).


Principal Risks Specific to the Fund

 . The chemical industry can be significantly affected by intense competition, product obsolescence and government regulation.

 . The chemical industry is subject to risks associated with the production, handling and disposal of hazardous components.

 . Companies in the chemical industry are at risk for environmental damage and product liability claims.

 . Many companies in this sector are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    **  Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $61                $192                        $335
        $750


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $2,131,875. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,131,875 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,073 if the Creation Unit is redeemed after one year, $40,969 if the Creation Unit is redeemed after three years, $71,374 if the Creation Unit is redeemed after five years, and $159,894 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Chemicals Index Fund iShares Dow Jones U.S. Financial Services Index Fund

Cusip: 464287770
AMEX Trading Symbol: IYG
Underlying Index: Dow Jones U.S. Financial Services Index
---------------------------------------------

Investment Objective

The Dow Jones U.S. Financial Services Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the financial services industry segment of the U.S. equity market. It is a subset of the Dow Jones U.S. Financial Index. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include banks, savings and loan associations, specialty financial firms, and other financial services firms.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2001, the Index was concentrated in specialty finance and banks, which comprised 53.31% and 46.70%, respectively, of its market capitalization (based on the composition of the Index).


Principal Risks Specific to the Fund

 . Companies in this segment are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

 . The profitability of companies in this segment is adversely affected by increases in interest rates.

 . The profitability of companies in this segment is adversely affected by loan losses, which usually increase in economic downturns.


 . Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    **  Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $61                $192                        $335
        $750


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $4,886,200. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,886,200 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $29,962 if the Creation Unit is redeemed after one year, $93,900 if the Creation Unit is redeemed after three years, $163,587 if the Creation Unit is redeemed after five years, and $366,473 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Financial Services Index Fund iShares Dow Jones U.S. Internet Index Fund

Cusip: 464287747
AMEX Trading Symbol: IYV
Underlying Index: Dow Jones U.S. Internet Index
-------------------------------------

Investment Objective

The Dow Jones U.S. Internet Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Internet Index (the "Index").

Principal Investment Strategy

The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Fund uses a Representative Sampling strategy to try to track the Index, which is comprised of two sub-groups:

 . Internet Commerce: companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site.

 . Internet Services: companies that derive the majority of their revenues from providing access to the Internet or providing enabling services to people using the Internet.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2001, the Index was concentrated in software and consumer services, which comprised 48.40% and 22.44% of its market capitalization (based on the composition of the Index).


Principal Risks Specific to the Fund

 . Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.

 . The Internet sector may be subject to greater governmental regulation than other sectors and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this sector.

 . Companies in this sector are subject to risks of new technologies and competitive pressures.

 . Companies in this sector are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $61                $192                        $335
        $750


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $1,098,125. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,098,125 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $6,734 if the Creation Unit is redeemed after one year, $21,103 if the Creation Unit is redeemed after three years, $36,765 if the Creation Unit is redeemed after five years, and $82,361 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Internet Index Fund iShares Dow Jones U.S. Real Estate Index Fund

Cusip: 464287739
AMEX Trading Symbol: IYR
Underlying Index: Dow Jones U.S. Real Estate Index
----------------------------------------

Investment Objective

The Dow Jones U.S. Real Estate Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the real estate industry sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include hotel and resort companies and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. The Fund will concentrate its investments in these industry groups.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2001, the Index was concentrated in real estate, which comprised 100% of its market capitalization (based on the composition of the Index).


Principal Risks Specific to the Fund

 . Investment in this sector is subject to many of the same risks associated with the direct ownership of real estate such as:
  . Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates);
  . Obsolescence of properties;
  . Changes in the availability, cost and terms of mortgage funds; and . The impact of environmental laws.

 . A REIT that fails to comply with federal tax requirements affecting REITs would be subject to federal income taxation.

 . The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures.

 . Transactions between REITs and their affiliates may be subject to conflicts of interest, which may adversely affect shareholders.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $61                $192                        $335
        $750


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $3,857,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,857,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $23,651 if the Creation Unit is redeemed after one year, $74,121 if the Creation Unit is redeemed after three years, $129,130 if the Creation Unit is redeemed after five years, and $289,281 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Real Estate Index Fund

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
                                                                         iShares

Description of iShares Funds

iShares Russell Index Funds

  .iShares Russell 3000 Index Fund

  .iShares Russell 3000 Growth Index Fund

  .iShares Russell 3000 Value Index Fund

  .iShares Russell 2000 Index Fund

  .iShares Russell 2000 Growth Index Fund

  .iShares Russell 2000 Value Index Fund

  .iShares Russell 1000 Index Fund

  .iShares Russell 1000 Growth Index Fund

  .iShares Russell 1000 Value Index Fund

  .iShares Russell Midcap Index Fund

  .iShares Russell Midcap Growth Index Fund

  .iShares Russell Midcap Value Index Fund

Frank Russell Company, Russell 1000(R) Index, Russell 2000(R) Index, Russell 3000(R) Index, Russell 1000(R) Value Index, Russell 1000(R) Growth Index, Russell 2000(R) Value Index, Russell 2000(R) Growth Index, Russell 3000(R) Value Index, Russell 3000(R) Growth Index, Russell Midcap Index, Russell Midcap Growth Index and Russell Midcap Value Index are trademarks of Frank Russell Company and have been licensed for use for certain purposes by BGI. The Funds that are based on the Russell indices are not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation regarding the advisability of investing in iShares.


Description of iShares Russell Index Funds

--------------------------------------------------------------------------------
iShares Russell 3000 Index Fund

Cusip: 464287689
AMEX Trading Symbol: IWV
Underlying Index: Russell 3000 Index
-----------------------------

Investment Objective

The Russell 3000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the broad U.S. equity market. The Fund uses a Replication strategy to try to track the Index, which, as of May 31, 2001, included approximately 86% of the market capitalization of all U.S. equity securities. The Index is a capitalization-weighted index of the largest public companies domiciled in the U.S. and its territories.


Principal Risks Specific to the Fund

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.20%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.20%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $20                 $64                        $113
        $255


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $11,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $3,458,150. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $11,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,458,150 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $7,082 if the Creation Unit is redeemed after one year, $22,283 if the Creation Unit is redeemed after three years, $38,978 if the Creation Unit is redeemed after five years, and $88,253 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Russell 3000 Index Fund
iShares Russell 3000 Growth Index Fund

Cusip: 464287671
AMEX Trading Symbol: IWZ
Underlying Index: Russell 3000 Growth Index
-----------------------------------

Investment Objective

The Russell 3000 Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the growth sector of the U.S. equity broad market. It is a subset of the Russell 3000 Index, representing approximately 50% of the total market capitalization of the Russell 3000 Index. The Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth. The Fund uses a Replication strategy to try to track the Index.

Principal Risks Specific to the Fund

 . Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $26                 $80                        $141
        $318


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $7,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $2,269,200. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $7,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,269,200 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $5,808 if the Creation Unit is redeemed after one year, $18,264 if the Creation Unit is redeemed after three years, $31,932 if the Creation Unit is redeemed after five years, and $72,202 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Russell 3000 Growth Index Fund
iShares Russell 3000 Value Index Fund

Cusip: 464287663
AMEX Trading Symbol: IWW
Underlying Index: Russell 3000 Value Index
----------------------------------

Investment Objective

The Russell 3000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the value sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index, representing approximately 50% of the total market capitalization of the Russell 3000 Index. The Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.


Principal Risks Specific to the Fund

 . Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $26                 $80                        $141
        $318


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $8,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $3,838,450. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $8,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,838,450 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $9,824 if the Creation Unit is redeemed after one year, $30,894 if the Creation Unit is redeemed after three years, $54,014 if the Creation Unit is redeemed after five years, and $122,133 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Russell 3000 Value Index Fund
iShares Russell 2000 Index Fund

Cusip: 464287655
AMEX Trading Symbol: IWM
Underlying Index: Russell 2000 Index
-----------------------------

Investment Objective

The Russell 2000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index (the "Index").

Principal Investment Strategy

The Index measures the performances of the small-capitalization sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index, which, as of May 31, 2001, included approximately 6% of the market capitalization of all U.S. equity securities. The Index is a capitalization-weighted index of the approximately 2000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index.


Principal Risks Specific to the Fund

 . Small-capitalization companies may be less financially secure than larger, more established companies.

 . Small-capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

 . Small-capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

 . Small-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.20%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.20%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $20                 $64                        $113
        $255


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $7,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $4,972,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $7,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,972,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $10,184 if the Creation Unit is redeemed after one year, $32,041 if the Creation Unit is redeemed after three years, $56,047 if the Creation Unit is redeemed after five years, and $126,900 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Russell 2000 Index Fund
iShares Russell 2000 Growth Index Fund

Cusip: 464287648
AMEX Trading Symbol: IWO
Underlying Index: Russell 2000 Growth Index
-----------------------------------

Investment Objective

The Russell 2000 Growth Index Fund seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index, representing approximately 50% of the total market capitalization of the Russell 2000 Index. The Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth. The Fund uses a Replication strategy to try to track the Index.

Principal Risks Specific to the Fund

 . Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

 . Small-capitalization companies may be less financially secure than larger, more established companies.

 . Small-capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

 . Small-capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

 . Small-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus, any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $26                 $80                        $141
        $318


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $3,131,200. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,131,200 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $8,014 if the Creation Unit is redeemed after one year, $25,202 if the Creation Unit is redeemed after three years, $44,061 if the Creation Unit is redeemed after five years, and $99,630 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Russell 2000 Growth Index Fund
iShares Russell 2000 Value Index Fund

Cusip: 464287630
AMEX Trading Symbol: IWN
Underlying Index: Russell 2000 Value Index
----------------------------------

Investment Objective

The Russell 2000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the small-capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000 Index, representing approximately 50% of the total market capitalization of the Russell 2000 Index. The Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.


Principal Risks Specific to the Fund

 . Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

 . Small-capitalization companies may be less financially secure than larger, more established companies.

 . Small-capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

 . Small-capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

 . Small-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $26                 $80                        $141
        $318


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $6,203,100. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,203,100 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $15,876 if the Creation Unit is redeemed after one year, $49,926 if the Creation Unit is redeemed after three years, $87,288 if the Creation Unit is redeemed after five years, and $197,373 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Russell 2000 Value Index Fund
iShares Russell 1000 Index Fund

Cusip: 464287622
AMEX Trading Symbol: IWB
Underlying Index: Russell 1000 Index
-----------------------------

Investment Objective

The Russell 1000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Fund uses a Replication strategy to try to track the Index, which includes approximately 80% of the market capitalization of all publicly traded U.S. equity securities. The Index is a capitalization-weighted index of the approximately 1,000 largest companies in the Russell 3000 Index, and, as of May 31, 2001, represented approximately 89% of the total market capitalization of the Russell 3000 Index.


Principal Risks Specific to the Fund

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.15%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.15%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $15                 $48                         $85
        $192


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $3,315,950. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $4,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,315,950 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $5,095 if the Creation Unit is redeemed after one year, $16,037 if the Creation Unit is redeemed after three years, $28,066 if the Creation Unit is redeemed after five years, and $63,632 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Russell 1000 Index Fund
iShares Russell 1000 Growth Index Fund

Cusip: 464287614
AMEX Trading Symbol: IWF
Underlying Index: Russell 1000 Growth Index
-----------------------------------

Investment Objective

The Russell 1000 Growth Index Fund seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 1000 Index, representing approximately 50% of the total market capitalization of the Russell 1000 Index. The Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth. The Fund uses a Replication strategy to try to track the Index.

Principal Risks Specific to the Fund

 . Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.20%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.20%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $20                 $64                        $113
        $255


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $2,836,650. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,836,650 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $5,809 if the Creation Unit is redeemed after one year, $18,278 if the Creation Unit is redeemed after three years, $31,973 if the Creation Unit is redeemed after five years, and $72,392 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Russell 1000 Growth Index Fund
iShares Russell 1000 Value Index Fund

Cusip: 464287598
AMEX Trading Symbol: IWD
Underlying Index: Russell 1000 Value Index
----------------------------------

Investment Objective

The Russell 1000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large-capitalization value sector of the U.S. equity market. It is a subset of the Russell 1000 Index, representing approximately 50% of the total market capitalization of the Russell 1000 Index. The Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth. The Fund uses a Replication strategy to try to track the Index.

Principal Risks Specific to the Fund

 . Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.20%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.20%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $20                 $64                        $113
        $255


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $2,991,450. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $3,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,991,450 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $6,126 if the Creation Unit is redeemed after one year, $19,276 if the Creation Unit is redeemed after three years, $33,718 if the Creation Unit is redeemed after five years, and $76,343 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Russell 1000 Value Index Fund
iShares Russell Midcap Index Fund


Cusip: 464287515


AMEX Trading Symbol: IWR


Underlying Index: Russell Midcap Index

------------------------------

Investment Objective


The Russell Midcap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index (the "Index").


Principal Investment Strategy


The Index is a capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000 Index. As of May 31, 2001, the Index represented approximately 19% of the market capitalization of listed U.S. equities. The Fund uses a Representative Sampling strategy to try to track the Index.


Principal Risks Specific to the Fund




 . Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.


 . Mid-capitalization companies normally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.


 . Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.


 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


Performance Information


As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses


Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*



   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.20%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.20%
  -----------------------------------------------------------------------------


     * You will incur customary brokerage commissions when buying or selling shares of the Fund.


    ** Expressed as a percentage of average net assets.


   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.




Example


This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:



            1 Year             3 Years                     5 Years
      10 Years
             $20                 $64                        $113
        $255


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $6,184,650. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $3,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,184,650 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,666 if the Creation Unit is redeemed after one year, $39,852 if the Creation Unit is redeemed after three years, $69,709 if the Creation Unit is redeemed after five years, and $157,834 if the Creation Unit is redeemed after ten years.

--------

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Russell Midcap Index Fund
iShares Russell Midcap Growth Index

Fund

Cusip: 464287481


AMEX Trading Symbol: IWP


Underlying Index: Russell Midcap Growth Index

-------------------------------------

Investment Objective


The Russell Midcap Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Growth Index (the "Index").


Principal Investment Strategy


The Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing approximately 50% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.


Principal Risks Specific to the Fund


 . Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.


 . Mid-capitalization companies normally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.


 . Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.


 . Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.


 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


Performance Information


As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses


Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*



   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  -----------------------------------------------------------------------------


     * You will incur customary brokerage commissions when buying or selling shares of the Fund.




    ** Expressed as a percentage of average net assets.


   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.


Example


This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:



            1 Year             3 Years                     5 Years
      10 Years
             $26                 $80                        $141
        $318


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,600 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $4,883,975. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $1,600 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,883,975 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,500 if the Creation Unit is redeemed after one year, $39,909 if the Creation Unit is redeemed after three years, $68,726 if the Creation Unit is redeemed after five years, and $155,400 if the Creation Unit is redeemed after ten years.

--------

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Russell Midcap Growth Index Fund iShares Russell Midcap Value Index Fund


Cusip: 464287473


AMEX Trading Symbol: IWS


Underlying Index: Russell Midcap Value Index

-----------------------------------

Investment Objective


The Russell Midcap Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Value Index (the "Index").


Principal Investment Strategy


The Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing approximately 50% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.


Principal Risks Specific to the Fund


 . Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.


 . Mid-capitalization companies normally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.


 . Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.


 . Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.


 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


Performance Information


As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses


Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*



   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  -----------------------------------------------------------------------------


     * You will incur customary brokerage commissions when buying or selling shares of the Fund.




    ** Expressed as a percentage of average net assets.


   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.


Example


This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:



            1 Year             3 Years                     5 Years
      10 Years
             $26                 $80                        $141
        $318


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,400 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $5,014,425. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $2,400 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,014,425 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,834 if the Creation Unit is redeemed after one year, $40,359 if the Creation Unit is redeemed after three years, $70,562 if the Creation Unit is redeemed after five years, and $159,551 if the Creation Unit is redeemed after ten years.

--------

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Russell Midcap Value Index Fund

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
                                                                         iShares

Description of iShares Funds

iShares Cohen & Steers Index Fund

  .iShares Cohen & Steers Realty Majors Index Fund



"Cohen & Steers" is a trademark and "Cohen & Steers Realty Majors Index(R)" is a registered trademark of Cohen & Steers Capital Management, Inc. ("Cohen & Steers"), and both such trademarks have been licensed for use for certain purposes by BGI. The Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation regarding the advisability of investing in iShares of the Fund.

Description of iShares Cohen & Steers Index Fund

--------------------------------------------------------------------------------
iShares Cohen & Steers Realty Majors Index Fund

Cusip: 464287564
AMEX Trading Symbol: ICF
Underlying Index: Cohen & Steers Realty Majors Index
------------------------------------------

Investment Objective

The Cohen & Steers Realty Majors Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the "Index").


Principal Investment Strategy

The Index consists of selected Real Estate Investment Trusts ("REITs"). The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion to the Index must meet minimum market capitalization and liquidity requirements. The Index is weighted according to the total market value of each REIT's outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the index. The Fund uses a Representative Sampling strategy to try to track the Index.


The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Within the REIT market, the Index is diversified across property sectors that represent the current market. Because the Index will always be concentrated in Real Estate, which comprises 100% of its market capitalization (based on the composition of the Index), the Fund will always be concentrated in Real Estate.

Principal Risks Specific to the Fund

 . Investment in this Fund is subject to many of the same risks associated with the direct ownership of real estate such as:

  . Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates);

  . Obsolescence of properties;

  . Changes in the availability, cost and terms of mortgage funds; and

  . The impact of environmental laws.

 . A REIT that fails to comply with federal tax requirements affecting REITs would be subject to federal income taxation.

 . The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures.

 . Transactions between REITs and their affiliates may be subject to conflicts of interest, which may adversely affect shareholders.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.35%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.35%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $36                $113                        $197
        $443


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $4,104,875. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $4,104,875 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $14,701 if the Creation Unit is redeemed after one year, $46,186 if the Creation Unit is redeemed after three years, $80,667 if the Creation Unit is redeemed after five years, and $181,916 if the Creation Unit is redeemed after ten years.


--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Cohen & Steers Realty Majors Index Fund

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
                                                                         iShares

Description of iShares Funds

iShares Nasdaq Index Fund

  .iShares Nasdaq Biotechnology Index Fund

The Nasdaq Biotechnology(R), Nasdaq Biotechnology Index(R), and Nasdaq(R) are trade or service marks of the Nasdaq Stock Market, Inc., (which with its affiliates are the Corporations) and are licensed for use by Barclays Global Investors. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND.


Description of iShares Nasdaq Index Fund

--------------------------------------------------------------------------------
iShares Nasdaq Biotechnology Index Fund

Cusip: 464287556
AMEX Trading Symbol: IBB
Underlying Index: Nasdaq Biotechnology Index
------------------------------------

Investment Objective

The Nasdaq Biotechnology Index Fund(R) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq Biotechnology Index(R) (the "Index").


Principal Investment Strategy

The Index contains companies primarily engaged in using biomedical research for the discovery or development of new treatments or cures for human disease. The Index is one of eight sub-indices of the Nasdaq Composite(R), which measures all common type stocks listed on The Nasdaq Stock Market(R). The Fund uses a Representative Sampling strategy to try and track the Index.


The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Because the Index will always be concentrated in the biotechnology industry, which comprises 100% of its market capitalization, the Fund will always be concentrated in biotechnology.

Principal Risks Specific to the Fund

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

 . Companies in this industry spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.

 . The biotechnology industry may be subject to greater governmental regulation than other industries and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this sector.


 . Companies in this industry are subject to risks of new technologies and competitive pressures.

 . Companies in this industry are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.


Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.50%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.50%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $51                $160                        $280
        $628


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $350 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $4,938,750. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $350 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,938,750 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $25,249 if the Creation Unit is redeemed after one year, $79,208 if the Creation Unit is redeemed after three years, $138,132 if the Creation Unit is redeemed after five years, and $310,269 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Nasdaq Biotechnology Index Fund

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
                                                                         iShares

Description of iShares Funds

iShares Goldman Sachs Index Funds

  .iShares Goldman Sachs Technology Index Fund



  .iShares Goldman Sachs Networking Index Fund


  .iShares Goldman Sachs Semiconductor Index Fund


  .iShares Goldman Sachs Software Index Fund




Goldman Sachs, Goldman Sachs Technology Index, Goldman Sachs Technology Industry Multimedia Networking Index, Goldman Sachs Technology Industry Semiconductor Index and Goldman Sachs Technology Industry Software Index are servicemarks of Goldman, Sachs & Co. ("Goldman Sachs") and have been licensed for use for certain purposes by BGI. The Funds that are based on Goldman Sachs indices are not sponsored, endorsed, sold or promoted by Goldman Sachs, and Goldman Sachs makes no representations regarding the advisability of investing in iShares.


Description of iShares Goldman Sachs Index Funds


--------------------------------------------------------------------------------
iShares Goldman Sachs Technology Index Fund

Cusip: 464287549
AMEX Trading Symbol: IGM
Underlying Index: Goldman Sachs Technology Sector Index
---------------------------------------------

Investment Objective

The Goldman Sachs Technology Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Sector Index (the "Index").


Principal Investment Strategy

The Index has been developed by Goldman Sachs as an equity benchmark for U.S.- traded technology-related stocks. The Index includes companies in the following categories: producers of sophisticated computer-related devises; electronics networking and Internet services; producers of computer and Internet software; consultants for information technology; and providers of computer services. The Fund uses a Representative Sampling strategy to try to track the Index.


The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. Because the Index will always be concentrated in the technology industry, which comprises 100% of its market capitalization, the Fund will always be concentrated in technology.

Principal Risks Specific to the Fund

 . Technology companies face intense competition, both domestically and internationally.

 . Technology companies may have limited product lines, markets, financial resources or personnel.

 . The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

 . Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

 . Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion belowNone)
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.50%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.50%
  -----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


            1 Year             3 Years                     5 Years
      10 Years
             $51                $160                        $280
        $628


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $900 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $2,935,525. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $900 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,935,525 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $15,008 if the Creation Unit is redeemed after one year, $47,080 if the Creation Unit is redeemed after three years, $82,104 if the Creation Unit is redeemed after five years, and $184,420 if the Creation Unit is redeemed after ten years.

--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

Description of iShares Goldman Sachs Technology Index Fund

--------------------------------------------------------------------------------
iShares Goldman Sachs


Networking Index

Fund

Cusip: 464287531


AMEX Trading Symbol: IGN


Underlying Index: Goldman Sachs Technology Industry Multimedia Networking Index

----------------------------------------------------------------

Investment Objective


The Goldman Sachs Networking Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Multimedia Networking Index (the "Index").


Principal Investment Strategy


The Index has been developed by Goldman Sachs as an equity benchmark for U.S. traded multimedia networking stocks. The Index includes companies that are producers of telecom equipment, data networking and wireless equipment. The Fund uses a Representative Sampling strategy to try to track the Index.


The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. Because the Index will always be concentrated in the multimedia networking industry, which comprises 100% of its market capitalization, the Fund will always be concentrated in the multimedia networking industry.


Principal Risks Specific to the Fund


 . Technology companies face intense competition, both domestically and internationally.


 . Technology companies may have limited product lines, markets, financial resources or personnel.


 . The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.


 . Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.


 . Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.


 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.


 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


Performance Information


As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.



--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses


Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*



   Shareholder Fees
      (fees paid directly from your investment, but see the Creation
      Transaction Fees and Redemption Transaction Fees discussion
      below)                                                            None
   Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                  0.50%
      Distribution and Service (12b-1) Fees                             None
      Other Expenses***                                                 None
  --------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                0.50%
  --------------------------------------------------------------------------


     * You will incur customary brokerage commissions when buying or selling shares of the Fund.


    ** Expressed as a percentage of average net assets.


   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.


Example


This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:



         1 Year              3 Years                         5 Years
            10 Years

          $51                 $160                            $280
              $628


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $2,373,700. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,373,700 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,136 if the Creation Unit is redeemed after one year, $38,069 if the Creation Unit is redeemed after three years, $66,390 if the Creation Unit is redeemed after five years, and $149,124 if the Creation Unit is redeemed after ten years.

--------

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.



--------------------------------------------------------------------------------

iShares Goldman Sachs Networking Index Fund iShares Goldman Sachs


Semiconductor Index Fund


Cusip: 464287523




AMEX Trading Symbol: IGW


Underlying Index: Goldman Sachs Technology Industry Semiconductor Index


----------------------------------------------------------

Investment Objective


The Goldman Sachs Semiconductor Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Semiconductor Index (the "Index").


Principal Investment Strategy


The Index has been developed by Goldman Sachs as an equity benchmark for U.S. traded semiconductor stocks. The Index includes companies that are producers of capital equipment or manufacturers of wafers and chips. The Fund uses a Representative Sampling strategy to try to track the Index.


The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. Because the Index will always be concentrated in the semiconductor industry, which comprises 100% of its market capitalization, the Fund will always be concentrated in the semiconductor industry.


Principal Risks Specific to the Fund


 . Technology companies face intense competition, both domestically and internationally.


 . Technology companies may have limited product lines, markets, financial resources or personnel.


 . The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.


 . Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.


 . Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.


 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.


 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


Performance Information


As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.



--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses


Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*



   Shareholder Fees
   (fees paid directly from your investment, but see the Creation
   Transaction Fees and Redemption Transaction Fees discussion below)   None
   Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                  0.50%
      Distribution and Service (12b-1) Fees                             None
      Other Expenses***                                                 None
  --------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                0.50%
  --------------------------------------------------------------------------


     * You will incur customary brokerage commissions when buying or selling shares of the Fund.


    ** Expressed as a percentage of average net assets.


   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.


Example


This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:



         1 Year              3 Years                         5 Years
            10 Years

          $51                 $160                            $280
              $628


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $3,600,750. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,600,750 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $18,409 if the Creation Unit is redeemed after one year, $57,749 if the Creation Unit is redeemed after three years, $100,709 if the Creation Unit is redeemed after five years, and $226,212 if the Creation Unit is redeemed after ten years.

--------

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.



--------------------------------------------------------------------------------

iShares Goldman Sachs Semiconductor Index Fund iShares Goldman Sachs


Software Index Fund


CUSIP: 464287515




AMEX Trading Symbol: IGV


Underlying Index: Goldman Sachs Technology Industry Software Index


------------------------------------------------------

Investment Objective


The Goldman Sachs Software Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Software Index (the "Index").


Principal Investment Strategy


The Index has been developed by Goldman Sachs as an equity benchmark for U.S.- traded software-related stocks. The Index includes companies that are producers of client/server, enterprise software, Internet software, PC and entertainment software. The Fund uses a Representative Sampling strategy to try to track the Index.


The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. Because the Index will always be concentrated in the software industry, which comprises 100% of its market capitalization, the Fund will always be concentrated in the software industry.


Principal Risks Specific to the Fund


 . Technology companies face intense competition, both domestically and internationally.


 . Technology companies may have limited product lines, markets, financial resources or personnel.


 . The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.


 . Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.


 . Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.


 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.


 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


Performance Information


As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.


--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses


Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*



   Shareholder Fees
       (fees paid directly from your investment, but see the Creation
       Transaction Fees and Redemption Transaction Fees discussion
       below)                                                           None
   Annual Fund Operating Expenses
       (expenses that are deducted from the Fund's assets)**
       Management Fees                                                  0.5%
       Distribution and Service (12b-1) Fees                            None
       Other Expenses***                                                None
  --------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                0.50%
  --------------------------------------------------------------------------


     * You will incur customary brokerage commissions when buying or selling shares of the Fund.


    ** Expressed as a percentage of average net assets.


   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.


Example


This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:



            1 Year             3 Years                     5 Years
      10 Years
             $51                $160                        $280
        $628


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31 was $2,731,875. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,731,875 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,967 if the Creation Unit is redeemed after one year, $43,814 if the Creation Unit is redeemed after three years, $76,408 if the Creation Unit is redeemed after five years, and $171,626 if the Creation Unit is redeemed after ten years.

--------

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Goldman Sachs Software Index Fund

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------

                                                                    iShares

Description of iShares Fund


iShares MSCI Index Fund


  .iShares MSCI EAFE Index Fund




MSCI EAFE is a registered trade mark of Morgan Stanley Capital International Inc. ("MSCI") and its affiliates and has been licensed for use for certain purposes by Barclays Global Investors N.A. The Fund, based on the MSCI EAFE Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Prospectus contains a more detailed description of the limited relationship MSCI has with Barclays Global Investors N.A. and the Fund. No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI witthout the prior written permission of MSCI.



--------------------------------------------------------------------------------

Description of iShares MSCI Index Fund

                  [Available on or about August 15, 2001]


iShares MSCI EAFE Index Fund


Cusip: 464287465




AMEX Trading Symbol: EFA


Underlying Index: MSCI EAFE Index SM

-----------------------------

Investment Objective


The MSCI EAFE Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Index (the "Index").


Principal Investment Strategy


The MSCI EAFE Index has been developed by Morgan Stanley Capital International Inc. ("MSCI") as an equity benchmark for international stock performance. The Index includes stocks from Europe, Australasia and the Far East. The Fund uses a Representative Sampling strategy to try to track the Index.


The Fund will concentrate its investments in a particular industry or geographic region to approximately the same extent the Index is so concentrated.


Principal Risks Specific to the Fund


 . Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.


  Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency of a foreign market depreciates against the US dollar, even if the local currency value of the Fund's holdings goes up.


 . An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the relevant foreign securities market, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:


  . Less liquid and less efficient securities markets;


  . Greater price volatility;


  . Exchange rate fluctuations and exchange controls;


  . Less publicly available information about issuers;


  . The imposition of withholding or other taxes;


  . The imposition of restrictions on the expatriation of funds or other assets of the Fund;


  . Higher transaction and custody costs and delays and risks of loss attendant in settlement procedures;


  . Difficulties in enforcing contractual obligations;


  . Lesser levels of regulation of the securities markets;


  . Different accounting, disclosure and reporting requirements;


  . More substantial government involvement in the economy;


--------------------------------------------------------------------------------
                                                                         iShares

  . Higher rates of inflation;


  . Greater social, economic, and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;


 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.


 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


Performance Information


As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.


--------------------------------------------------------------------------------

iShares MSCI EAFE Index Fund

Fees and Expenses


Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*



   Shareholder Fees
         (fees paid directly from your investment, but see the
         Creation Transaction Fees and Redemption Transaction
         Fees discussion below)                                  None
   Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                           0.35%
      Distribution and Service (12b-1) Fees                      None
      Other Expenses***                                          None
  -------------------------------------------------------------------
   Total Annual Fund Operating Expenses                         0.35%
  -------------------------------------------------------------------


     * You will incur customary brokerage commissions when buying or selling shares of the Fund.


    ** Expressed as a percentage of average net assets.


   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.


Example


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


         1 Year              3 Years                       5 Years
        10 Years
          $36                 $113                          $197
          $443


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $** is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $**. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $** on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $** and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $** if the Creation Unit is redeemed after one year, $** if the Creation Unit is redeemed after three years, $** if the Creation Unit is redeemed after five years and $** if the Creation Unit is redeemed after ten years.

--------

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


** To be determined.



--------------------------------------------------------------------------------

                                                                    iShares

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team-approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

BGFA will receive fees from each Fund based on rates of each Fund's average daily net assets, as shown in the following table.

iShares Index Fund                                              Management Fee
------------------                                              --------------
iShares S&P 100 Index Fund                                          0.20%
iShares S&P 500 Index Fund                                          0.09%
iShares S&P 500/BARRA Growth Index Fund                             0.18%
iShares S&P 500/BARRA Value Index Fund                              0.18%
iShares S&P MidCap 400 Index Fund                                   0.20%
iShares S&P MidCap 400/BARRA Growth Index Fund                      0.25%
iShares S&P MidCap 400/BARRA Value Index Fund                       0.25%
iShares S&P SmallCap 600 Index Fund                                 0.20%
iShares S&P SmallCap 600/BARRA Growth Index Fund                    0.25%
iShares S&P SmallCap 600/BARRA Value Index Fund                     0.25%
iShares S&P Global 100 Index Fund                                   0.40%
iShares S&P Europe 350 Index Fund                                   0.60%
iShares S&P/TSE 60 Index Fund                                       0.50%
iShares Dow Jones U.S. Total Market Index Fund                      0.20%
iShares Dow Jones U.S. Basic Materials Sector Index Fund            0.60%
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund          0.60%
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund      0.60%
iShares Dow Jones U.S. Energy Sector Index Fund                     0.60%
iShares Dow Jones U.S. Financial Sector Index Fund                  0.60%
iShares Dow Jones U.S. Healthcare Sector Index Fund                 0.60%
iShares Dow Jones U.S. Industrial Sector Index Fund                 0.60%
iShares Dow Jones U.S. Technology Sector Index Fund                 0.60%
iShares Dow Jones U.S. Telecommunications Sector Index Fund         0.60%
iShares Dow Jones U.S. Utilities Sector Index Fund                  0.60%
iShares Dow Jones U.S. Chemicals Index Fund                         0.60%
iShares Dow Jones U.S. Financial Services Index Fund                0.60%
iShares Dow Jones U.S. Internet Index Fund                          0.60%
iShares Dow Jones U.S. Real Estate Index Fund                       0.60%
iShares Russell 3000 Index Fund                                     0.20%
iShares Russell 3000 Growth Index Fund                              0.25%
iShares Russell 3000 Value Index Fund                               0.25%
iShares Russell 2000 Index Fund                                     0.20%
iShares Russell 2000 Growth Index Fund                              0.25%
iShares Russell 2000 Value Index Fund                               0.25%
iShares Russell 1000 Index Fund                                     0.15%

--------------------------------------------------------------------------------

iShares Index Fund                               Management Fee
------------------                               --------------
iShares Russell 1000 Growth Index Fund               0.20%
iShares Russell 1000 Value Index Fund                0.20%
iShares Russell Midcap Index Fund                    0.20%
iShares Russell Midcap Growth Index Fund             0.25%
iShares Russell Midcap Value Index Fund              0.25%
iShares Cohen & Steers Realty Majors Index Fund      0.35%
iShares Nasdaq Biotechnology Index Fund              0.50%
iShares Goldman Sachs Technology Index Fund          0.50%
iShares Goldman Sachs Networking Index Fund          0.50%
iShares Goldman Sachs Semiconductor Index Fund       0.50%
iShares Goldman Sachs Software Index Fund            0.50%
iShares MSCI EAFE Index Fund                         0.35%


BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world's largest investment advisor of institutional investment assets. As of May 31, 2001, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $785 billion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds portfolios may also invest.


Administrator, Custodian, Transfer Agent and Securities Lending Agent

Investors Bank & Trust Company ("Investors Bank") is the administrator, custodian, transfer agent and securities lending agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell iShares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website www.iShares.com.


Buying and Selling iShares

iShares trade on an auction or negotiated market on the Listing Exchange during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. iShares may trade on a Listing Exchange until 4:15 (Eastern time) every day the Listing Exchange is open. There is no minimum investment. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.


iShares may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.


iShares trade under the ticker symbols listed in this Prospectus.

Each Listing Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including iShares. The Funds may invest in shares of money market funds affiliated with BGFA.



--------------------------------------------------------------------------------

                                                                    iShares

Book Entry

iShares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding iShares of each Fund and is recognized as the owner of all iShares for all purposes.

Investors owning iShares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form.


iShare Prices

The trading prices of iShares on the Listing Exchange may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors. In addition, in the case of a fund that invests in securities that primarily trade on a foreign exchange, since such foreign exchange may be open on days when the Fund or a Listing Exchange is closed, shareholders may not be able to purchase or redeem iShares from the Fund or buy or sell iShares on the Listing Exchange on days when the NAV of the Fund is significantly affected by events in foreign markets.

The approximate value of iShares of each Fund will be disseminated by the Listing Exchange (except the iShares S&P Europe 350 Index Fund, iShares S&P/TSE 60 Index Fund, iShares S&P Global 100 Index Fund and the iShares MSCI EAFE Index Fund) every fifteen seconds. The approximate values of iShares of the iShares S&P Europe 350 Index Fund, the iShares S&P/TSE 60 Index Fund, iShares S&P Global 100 Index Fund and the iShares MSCI EAFE Index Fund will be provided on a similar basis by Bloomberg. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of any Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.


Determining NAV

Investors Bank calculates each Fund's NAV in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. The formula calls for deducting all of a Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities' fair value in accordance with guidelines approved by the Trust's Board of Trustees.


Dividends and Distributions

Each Fund pays out dividends to investors at least annually. All the Funds distribute their net capital gains, if any, to investors annually.


--------------------------------------------------------------------------------

Taxes

As with any investment, you should consider how your investment in iShares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

Unless your investment in iShares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

 . Each Fund makes distributions, and
 . You sell iShares.

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid at least annually by each fund. In general, your distributions are subject to federal income tax for the year when they are paid. Certain dividends paid in January, however, may be treated as paid in the prior year. A distribution may be taxable to you as ordinary income or as capital gain.


Dividends paid out of a Fund's net investment income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the iShares.

Dividends and interest received by each Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of the S&P Europe 350 Index Fund, the S&P/TSE 60 Index Fund, the iShares S&P Global 100 Index Fund and the iShares MSCI EAFE Index Fund will almost certainly consist of foreign stocks or securities, those Funds intend to "pass through" to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.


Taxes when iShares are Sold

Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term capital gain or loss if iShares have been held for more than one year and as short-term capital gain or loss if iShares have been held for one year or less.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of iShares. Consult your personal tax adviser about the potential tax consequences of an investment in iShares under all applicable tax laws.

--------------------------------------------------------------------------------

                                                                    iShares

Creations and Redemptions

The iShares that trade on a Listing Exchange are "created" at their NAV by market makers, large investors and institutions in block-size Creation Units of 50,000 iShares or more. Each "creator" enters into an authorized participant agreement with SEI Investment Distribution Co., the Funds' distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units, generally 50,000 iShares.


Similarly, iShares can only be redeemed in a specified number of Creation Units, generally 50,000 iShares, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form proscribed in the authorized participant agreement.


Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC Participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations ("Participant Agreement"). Information about the procedures regarding creation and redemption of Creation Units is included in the Statement of Additional Information.

--------------------------------------------------------------------------------
iShares Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares. Purchasers and redeemers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in kind for each Fund are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The creation and redemption transaction fees for creations and redemptions (i) for domestic Funds made through DTC and (ii) for all Funds made for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee". In addition, purchasers of iShares in Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. Redeemers of iShares in Creation Units are responsible for the costs of transferring the Fund Securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of May 31, 2001, the approximate cost of one Creation Unit per Fund, including the creation transaction fee.


                                           Approximate   Standard     Maximum
                                           Value of a    Creation/   Creation/
                                          Creation Unit Redemption  Redemption
                                          as of May 31, Transaction Transaction
Name of Fund                                  2001          Fee         Fee
------------                              ------------- ----------- -----------
iShares S&P 100 Index Fund                 $3,231,650     $   500     $ 2,000
iShares S&P 500 Index Fund                 $6,281,100     $ 2,000     $ 8,000
iShares S&P 500/BARRA Growth Index Fund    $3,090,900     $   500     $ 2,000
iShares S&P 500/BARRA Value Index Fund     $3,185,950     $ 1,500     $ 6,000
iShares S&P MidCap 400 Index Fund          $5,217,400     $ 1,500     $ 6,000
iShares S&P MidCap 400/BARRA Growth
 Index Fund                                $5,939,000     $   500     $ 2,000
iShares S&P MidCap 400/BARRA Value Index
 Fund                                      $4,555,250     $ 1,250     $ 5,000
iShares S&P SmallCap 600 Index Fund        $5,610,500     $ 2,500     $10,000
iShares S&P SmallCap 600/BARRA Growth
 Index Fund                                $3,794,250     $   750     $ 3,000
iShares S&P SmallCap 600/BARRA Value
 Index Fund                                $4,130,250     $ 1,750     $ 7,000
iShares S&P Global 100 Index Fund          $3,243,900     $ 2,000     $ 8,000
iShares S&P Europe 350 Index Fund          $2,771,375     $12,000     $48,000
iShares S&P/TSE 60 Index Fund              $2,356,700     $ 1,250     $ 5,000
iShares Dow Jones U.S. Total Market
 Index Fund                                $2,918,600     $ 8,000     $32,000
iShares Dow Jones U.S. Basic Materials
 Sector Index Fund                         $2,037,125     $   500     $ 2,000
iShares Dow Jones U.S. Consumer Cyclical
 Sector Index Fund                         $3,086,200     $ 1,500     $ 6,000
iShares Dow Jones U.S. Consumer Non-
 Cyclical Sector Index Fund                $2,094,100     $   500     $ 2,000
iShares Dow Jones U.S. Energy Sector
 Index Fund                                $2,807,200     $   500     $ 2,000
iShares Dow Jones U.S. Financial Sector
 Index Fund                                $4,297,900     $ 1,500     $ 6,000
iShares Dow Jones U.S. Healthcare Sector
 Index Fund                                $3,148,250     $   750     $ 3,000
iShares Dow Jones U.S. Industrial Sector
 Index Fund                                $2,702,000     $ 1,500     $ 6,000
iShares Dow Jones U.S. Technology Sector
 Index Fund                                $3,048,100     $ 1,250     $ 5,000
iShares Dow Jones U.S.
 Telecommunications Sector Index Fund      $2,095,550     $   250     $ 1,000
iShares Dow Jones U.S. Utilities Sector
 Index Fund                                $4,205,750     $   500     $ 2,000
iShares Dow Jones U.S. Chemicals Index
 Fund                                      $2,131,875     $   250     $ 1,000

--------

--------------------------------------------------------------------------------

                                                                    iShares

                                            Approximate
                                            Value of a   Standard     Maximum
                                             Creation    Creation/   Creation/
                                            Unit as of  Redemption  Redemption
                                              May 31,   Transaction Transaction
Name of Fund                                   2001         Fee         Fee
------------                                ----------- ----------- -----------
iShares Dow Jones U.S. Financial Services
 Index Fund                                 $4,886,200    $ 1,000     $ 4,000
iShares Dow Jones U.S. Internet Index Fund  $1,098,125    $   250     $ 1,000
iShares Dow Jones U.S. Real Estate Index
 Fund                                       $3,857,000    $   500     $ 2,000
iShares Russell 3000 Index Fund             $3,458,150    $11,500     $46,000
iShares Russell 3000 Growth Index Fund      $2,269,200    $ 7,000     $28,000
iShares Russell 3000 Value Index Fund       $3,838,450    $ 8,000     $32,000
iShares Russell 2000 Index Fund             $4,972,500    $ 7,500     $30,000
iShares Russell 2000 Growth Index Fund      $3,131,200    $ 5,000     $20,000
iShares Russell 2000 Value Index Fund       $6,203,100    $ 5,000     $20,000
iShares Russell 1000 Index Fund             $3,315,950    $ 4,000     $16,000
iShares Russell 1000 Growth Index Fund      $2,836,650    $ 2,000     $ 8,000
iShares Russell 1000 Value Index Fund       $2,991,450    $ 3,000     $12,000
iShares Russell Midcap Index Fund           $6,184,650    $ 3,150     $12,600
iShares Russell Midcap Growth Index Fund    $4,883,975    $ 1,600     $ 6,400
iShares Russell Midcap Value Index Fund     $5,014,425    $ 2,300     $ 9,200
iShares Cohen & Steers Realty Majors Index
 Fund                                       $4,104,875    $   250     $ 1,000
iShares Nasdaq Biotechnology Index Fund     $4,938,750    $   350     $ 1,400
iShares Goldman Sachs Technology Index
 Fund                                       $2,935,525    $   900     $ 3,600
iShares Goldman Sachs Networking Index
 Fund                                       $2,373,700    $   200     $   800
iShares Goldman Sachs Semiconductor Index
 Fund                                       $3,600,750    $   250     $ 1,000
iShares Goldman Sachs Software Index Fund   $2,731,875    $   250     $ 1,000
iShares MSCI EAFE Index Fund                $      *      $   *       $   *


*To be determined


Possible Claim


A United States patentholder has notified the Trust that it believes that the manner of the Trust's operation results in the Trust, possibly in conjunction with others, engaging in acts of infringement of such patent and has suggested that the Trust, or one or more of its service providers, enter into a license agreement with it and pay it substantial fees. Payment of such fees by the Trust could materially adversely affect the expense ratios of the Index Funds. In August 2000 the AMEX commenced an action seeking a declaratory judgment that its activities with respect to exchange traded funds, including the Trust, do not infringe the patentholder's patents. The patentholder has counterclaimed alleging that such activities infringe its patent. The Trust is not a party to this action. The Trust believes that it has valid defenses to any potential patent infringement claim by the patentholder.


Distribution

SEI Investments Distribution Co. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in iShares. The Distributor's principal address is 1 Freedom Valley Drive, Oaks, PA 19456.


The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Financial Highlights

The financial highlights tables are intended to help investors understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report is included along with the Funds' financial statements in the Annual Report (available upon request). Financial highlights for the iShares Russell Midcap Index Fund, iShares Russell Midcap Growth Index Fund, iShares Russell Midcap Value Index Fund, iShares Goldman Sachs Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund, iShares Goldman Sachs Software Index Fund and iShares MSCI EAFE Index Fund are not presented as these Funds had less than a full month of performance as of the date of this Prospectus.

--------------------------------------------------------------------------------
iShares Trust
Financial Highlights

(For a share outstanding throughout each period)
For the period ended March 31, 2001


                                                 iShares S&P

--------------------------------------------------------
                                                          500/BARRA
500/BARRA
                                100           500          Growth         Value
                           Index Fund/3/ Index Fund/1/  Index Fund/2/ Index
Fund/2/
--------------------------------------------------------------------------------
---
Net asset value,
 beginning of period          $ 73.44     $   145.24      $  82.15      $  60.20

----------------------------------------
Income from investment
 operations:
  Net investment income          0.31           1.06          0.25          0.65
  Net realized and
   unrealized loss             (14.28)        (28.98)       (25.44)
(0.78)

----------------------------------------
Total from investment
 operations                    (13.97)        (27.92)       (25.19)
(0.13)

----------------------------------------
Less distributions from:
  Net investment income         (0.30)         (1.01)        (0.24)
(0.61)
  Net realized gain                --          (0.07)        (0.11)
(0.15)

----------------------------------------
Total distributions             (0.30)         (1.08)        (0.35)
(0.76)

----------------------------------------
Net asset value, end of
 period                       $ 59.17     $   116.24      $  56.61      $  59.31

----------------------------------------

----------------------------------------
Total return (not
 annualized)                   (19.07)%       (19.32)%      (30.75)%
(0.27)%

----------------------------------------

----------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)              $88,762     $2,876,839      $141,520      $367,704
  Ratio of expenses to
   average net assets+           0.20 %         0.09 %        0.18 %        0.18
%
  Ratio of net investment
   income to average net
   assets+                       1.03 %         1.06 %        0.45 %        1.51
%
  Portfolio turnover
   rate++                           5 %            5 %          31 %           9
%


--------------------------------------------------------------------------------
 1 For the period from May 15, 2000 (commencement of operations) to March 31, 2001.

 2 For the period from May 22, 2000 (commencement of operations) to March 31, 2001.


 3 For the period from October 23, 2000 (commencement of operations) to March 31, 2001.

 + Annualized for periods of less than one year.

++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                    iShares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended March 31, 2001


                                                        iShares S&P

---------------------------------------------------------------------
                                            MidCap        MidCap
    SmallCap
                                           400/BARRA     400/BARRA
    600/BARRA
                            MidCap 400      Growth         Value     SmallCap
600     Growth
                           Index Fund/1/ Index Fund/2/ Index Fund/2/ Index
Fund/1/ Index Fund/2/
--------------------------------------------------------------------------------
----------------
Net asset value,
 beginning of period         $  92.63      $ 135.73       $ 72.40      $  97.95
     $ 83.34

--------------------------------------------------------------
Income from investment
 operations:
  Net investment income          0.72          0.01          0.78          0.38
        0.00*
  Net realized and
   unrealized gain (loss)       (0.59)       (33.95)         9.86          4.63
      (14.81)

--------------------------------------------------------------
Total from investment
 operations                      0.13        (33.94)        10.64          5.01
      (14.81)

--------------------------------------------------------------
Less distributions from:
  Net investment income         (0.69)        (0.01)        (0.75)       (0.34)
       (0.00)*
  Net realized gain             (0.30)        (0.47)        (0.14)       (1.12)
       (0.62)

--------------------------------------------------------------
Total distributions             (0.99)        (0.48)        (0.89)       (1.46)
       (0.62)

--------------------------------------------------------------
Net asset value, end of
 period                      $  91.77      $ 101.31       $ 82.15      $ 101.50
     $ 67.91

--------------------------------------------------------------

--------------------------------------------------------------
Total return (not
 annualized)                     0.04 %      (25.08)%       14.71 %        5.08
%      (17.86)%

--------------------------------------------------------------

--------------------------------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)             $156,005      $162,092       $78,044      $208,081
     $27,162
  Ratio of expenses to
   average net assets+           0.20 %        0.25 %        0.25 %        0.20
%        0.25 %
  Ratio of net investment
   income to average net
   assets+                       0.86 %        0.06 %        1.58 %        0.61
%        0.00 %
  Portfolio turnover
   rate++                          32 %          67 %          17 %          28
%          77 %


--------------------------------------------------------------------------------
 1 For the period from May 22, 2000 (commencement of operations) to March 31, 2001.

 2 For the period from July 24, 2000 (commencement of operations) to March 31, 2001.

 + Annualized for periods of less than one year.

++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

 * Rounds to less than $0.01.

** Rounds to less than 0.01%.

See notes to financial statements.

--------------------------------------------------------------------------------

iShares Financial Highlights
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended March 31, 2001



     iShares
                                                 iShares S&P
     Nasdaq

------------------------------------------------------- -------------
                             SmallCap
                             600/BARRA
      Bio-
                               Value      Global 100    Europe 350      /TSE 60
   technology
                           Index Fund/2/ Index Fund/4/ Index Fund/3/ Index
Fund/1/ Index Fund/5/
--------------------------------------------------------------------------------
----------------
Net asset value,
 beginning of period          $ 68.34      $  72.50      $  79.32       $ 59.00
     $ 99.66

--------------------------------------------------------------
Income from investment
 operations:
  Net investment income
   (loss)                        0.43          0.18          0.38          0.35
       (0.05)
  Net realized and
   unrealized gain (loss)        7.82        (11.73)       (16.30)       (14.24)
      (22.80)

--------------------------------------------------------------
Total from investment
 operations                      8.25        (11.55)       (15.92)       (13.89)
      (22.85)

--------------------------------------------------------------
Less distributions from:
  Net investment income         (0.38)        (0.12)        (0.27)        (0.28)
          --
  Net realized gain             (0.34)           --            --         (0.48)
          --

--------------------------------------------------------------
Total distributions             (0.72)        (0.12)        (0.27)        (0.76)
          --

--------------------------------------------------------------
Net asset value, end of
 period                       $ 75.87      $  60.83      $  63.13       $ 44.35
     $ 76.81

--------------------------------------------------------------

--------------------------------------------------------------
Total return (not
 annualized)                    12.13 %      (15.94)%      (20.10)%
(23.80)%      (22.93)%

--------------------------------------------------------------

--------------------------------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)              $64,490      $103,407      $154,656       $ 6,652
     $99,847
  Ratio of expenses to
   average net assets+           0.25 %        0.40 %        0.60 %        0.50
%        0.50 %
  Ratio of net investment
   income (loss) to
   average net assets+           0.98 %        0.88 %        1.12 %        0.76
%       (0.50)%
  Portfolio turnover
   rate++                          17 %           5 %          24 %          50
%           9 %


--------------------------------------------------------------------------------
 1 For the period from June 12, 2000 (commencement of operations) to March 31, 2001.

 2 For the period from July 24, 2000 (commencement of operations) to March 31, 2001.


 3 For the period from July 25, 2000 (commencement of operations) to March 31, 2001.


 4 For the period from December 5, 2000 (commencement of operations) to March 31, 2001.

 5 For the period from February 5, 2001 (commencement of operations) to March 31, 2001.

 + Annualized for periods of less than one year.

++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                    iShares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended March 31, 2001


                                               iShares Russell

-------------------------------------------------------
                               3000       3000 Growth   3000 Value       2000
                           Index Fund/1/ Index Fund/2/ Index Fund/2/ Index
Fund/1/
--------------------------------------------------------------------------------
--
Net asset value,
 beginning of period         $  76.23       $ 68.63       $ 69.91      $  94.33

---------------------------------------
Income from investment
 operations:
  Net investment income          0.51          0.06          0.83          0.98
  Net realized and
   unrealized gain (loss)      (12.56)       (27.93)         1.71         (4.47)

---------------------------------------
Total from investment
 operations                    (12.05)       (27.87)         2.54         (3.49)

---------------------------------------
Less distributions from:
  Net investment income         (0.48)        (0.06)        (0.77)        (0.88)
  Net realized gain             (0.01)        (0.00)*       (0.09)        (0.16)

---------------------------------------
Total distributions             (0.49)        (0.06)        (0.86)        (1.04)

---------------------------------------
Net asset value, end of
 period                      $  63.69       $ 40.70       $ 71.59      $  89.80

---------------------------------------

---------------------------------------
Total return (not
 annualized)                   (15.90)%      (40.62)%        3.60 %
(3.77)%

---------------------------------------

---------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)             $388,509       $20,351       $32,216      $713,939
  Ratio of expenses to
   average net assets+           0.20 %        0.25 %        0.25 %        0.20
%
  Ratio of net investment
   income to average net
   assets+                       1.09 %        0.20 %        1.67 %        1.39
%
  Portfolio turnover
   rate++                           3 %           3 %           4 %          39
%


--------------------------------------------------------------------------------
 1 For the period from May 22, 2000 (commencement of operations) to March 31. 2001.

 2 For the period from July 24, 2000 (commencement of operations) to March 31, 2001.

 + Annualized for periods of less than one year.

++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

 * Rounds to less than $0.01.

See notes to financial statements.

--------------------------------------------------------------------------------

iShares Financial Highlights
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended March 31, 2001


                                                    iShares Russell

-------------------------------------------------------------------
                           2000 Growth                              1000 Growth
                              Index      2000 Value       1000         Index
 1000 Value
                             Fund/3/    Index Fund/3/ Index Fund/1/   Fund/2/
Index Fund/2/
--------------------------------------------------------------------------------
--------------
Net asset value,
 beginning of period        $  81.36      $ 103.35      $  76.78     $  79.30
  $  56.10

-------------------------------------------------------------
Income from investment
 operations:
  Net investment income         0.05          1.49          0.64         0.14
      0.66
  Net realized and
   unrealized gain (loss)     (26.85)        12.97        (15.71)      (28.20)
      0.04

-------------------------------------------------------------
Total from investment
 operations                   (26.80)        14.46        (15.07)      (28.06)
      0.70

-------------------------------------------------------------
Less distributions from:
  Net investment income        (0.04)        (1.28)        (0.61)       (0.14)
     (0.62)
  Net realized gain            (0.04)        (0.03)        (0.00)       (0.11)
        --

-------------------------------------------------------------
Total distributions            (0.08)        (1.31)        (0.61)       (0.25)
     (0.62)

-------------------------------------------------------------
Net asset value, end of
 period                     $  54.48      $ 116.50      $  61.10     $  50.99
  $  56.18

-------------------------------------------------------------

-------------------------------------------------------------
Total return (not
 annualized)                  (32.96)%       14.05 %      (19.75)%     (35.47)%
      1.22 %

-------------------------------------------------------------

-------------------------------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)            $155,258      $273,763      $207,723     $209,078
  $191,005
  Ratio of expenses to
   average net assets+          0.25 %        0.25 %        0.15 %       0.20 %
      0.20 %
  Ratio of net investment
   income to average net
   assets+                      0.14 %        2.40 %        1.01 %       0.26 %
      1.64 %
  Portfolio turnover
   rate++                          9 %           9 %           9 %         11 %
         9 %


--------------------------------------------------------------------------------
 1 For the period from May 15, 2000 (commencement of operations) to March 31, 2001.

 2 For the period from May 22, 2000 (commencement of operations) to March 31, 2001.

 3 For the period from July 24, 2000 (commencement of operations) to March 31, 2001.

 + Annualized for periods of less than one year.

++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

 * Rounds to less than $0.01.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                    iShares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended April 30, 2001


                                           iShares Dow Jones U.S.

-------------------------------------------------------
                                             Basic       Consumer      Consumer
                                           Materials     Cyclical
Non-Cyclical
                           Total Market     Sector        Sector         Secor
                           Index Fund/1/ Index Fund/1/ Index Fund/1/ Index
Fund/1/
--------------------------------------------------------------------------------
--
Net asset value,
 beginning of period          $ 67.15       $36.04        $ 59.63       $ 40.83

--------------------------------------
Income from investment
 operations:
  Net investment income          0.42         0.55           0.09          0.42
  Net realized and
   unrealized gain (loss)       (9.27)        3.25           0.45         (0.39)

--------------------------------------
Total from investment
 operations                     (8.85)        3.80           0.54          0.03

--------------------------------------
Less distributions from:
  Net investment income         (0.36)       (0.53)         (0.10)        (0.31)
  Net realized gain             (0.01)       (0.07)         (0.19)           --

--------------------------------------
Total distributions             (0.37)       (0.60)         (0.29)        (0.31)

--------------------------------------
Net asset value, end of
 period                       $ 57.93       $39.24        $ 59.88       $ 40.55

--------------------------------------

--------------------------------------
Total return (not
 annualized)                   (13.20)%      10.80%          0.98%         0.06%

--------------------------------------

--------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)              $66,625       $9,811        $29,940       $14,192
  Ratio of expenses to
   average net assets+           0.20 %      0.60 %         0.60 %        0.60 %
  Ratio of net investment
   income to average net
   assets+                       0.98 %      1.77 %         0.16 %        1.21 %
  Portfolio turnover
   rate++                           5 %        16 %           25 %          38 %


--------------------------------------------------------------------------------
 1 For the period from June 12, 2000 (commencement of operations) to April 30, 2001.

 + Annualized for periods of less than one year.

++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------

iShares Financial Highlights
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended April 30, 2001


                                           iShares Dow Jones U.S.

-------------------------------------------------------
                                           Financial    Healthcare    Industrial
                           Energy Sector    Sector        Sector        Sector
                           Index Fund/2/ Index Fund/1/ Index Fund/2/ Index
Fund/2/
--------------------------------------------------------------------------------
--
Net asset value,
 beginning of period          $ 50.79       $ 71.80      $  59.53       $ 58.11

---------------------------------------
Income from investment
 operations:
  Net investment income          0.40          1.77          0.13          0.22
  Net realized and
   unrealized gain (loss)        6.24         10.17          2.44         (3.98)

---------------------------------------
Total from investment
 operations                      6.64         11.94          2.57         (3.76)

---------------------------------------
Less distributions from:
  Net investment income         (0.42)        (1.57)        (0.14)        (0.23)
  Net realized gain                --         (0.39)        (0.09)        (0.13)

---------------------------------------
Total distributions             (0.42)        (1.96)        (0.23)        (0.36)

---------------------------------------
Net asset value, end of
 period                       $ 57.01       $ 81.78      $  61.87       $ 53.99

---------------------------------------

---------------------------------------
Total return (not
 annualized)                    13.13 %       16.69 %        4.29 %
(6.46)%

---------------------------------------

---------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)              $54,156       $57,249      $108,269       $45,891
  Ratio of expenses to
   average net assets+           0.60 %        0.60 %        0.60 %        0.60
%
  Ratio of net investment
   income to average net
   assets+                       0.94 %        1.46 %        0.29 %        0.44
%
  Portfolio turnover
   rate++                          20 %          11 %           5 %          23
%


--------------------------------------------------------------------------------
 1 For the period from May 22, 2000 (commencement of operations) to April 30, 2001.

 2 For the period from June 12, 2000 (commencement of operations) to April 30, 2001.

 + Annualized for periods of less than one year.

++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                    iShares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended April 30, 2001


                                           iShares Dow Jones U.S.

-------------------------------------------------------
                                           Telecom-
                            Technology    munications    Utilities
                              Sector        Sector        Sector       Chemicals
                           Index Fund/1/ Index Fund/2/ index Fund/3/ Index
Fund/3/
--------------------------------------------------------------------------------
--
Net asset value,
 beginning of period         $ 116.57       $ 56.81       $ 69.81       $ 40.26

---------------------------------------
Income from investment
 operations:
  Net investment income
   (loss)                       (0.29)         0.35          1.82          0.65
  Net realized and
   unrealized gain (loss)      (52.86)       (17.95)        16.19          1.88

---------------------------------------
Total from investment
 operations                    (53.15)       (17.60)        18.01          2.53

---------------------------------------
Less distributions from:
  Net investment income            --         (0.27)        (1.73)        (0.59)
  Net realized gain                --         (0.59)        (0.14)        (0.25)

---------------------------------------
Total distributions                --         (0.86)        (1.87)        (0.84)

---------------------------------------
Net asset value, end of
 period                      $  63.42       $ 38.35       $ 85.95       $ 41.95

---------------------------------------

---------------------------------------
Total return (not
 annualized)                   (45.60)%      (31.06)%       25.90 %        6.53
%

---------------------------------------

---------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)             $110,990       $55,603       $42,976       $18,878
  Ratio of expenses to
   average net assets+           0.60 %        0.60 %        0.60 %        0.60
%
  Ratio of net investment
   income (loss) to
   average net assets+          (0.47)%        0.80 %        2.59 %        1.90
%
  Portfolio turnover
   rate++                          11 %          43 %          11 %          16
%


--------------------------------------------------------------------------------
 1 For the period from May 15, 2000 (commencement of operations) to April 30, 2001.

 2 For the period from May 22, 2000 (commencement of operations) to April 30, 2001.

 3 For the period from June 12, 2000 (commencement of operations) to April 30, 2001.

 + Annualized for periods of less than one year.

++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------

iShares Financial Highlights
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended April 30, 2001


                                    iShares Dow Jones U.S.           iShare
Cohen & Steers
                           -----------------------------------------
---------------------
                             Financial
                             Services      lnternet     Real Estate      Realty
Majors
                           Index Fund/2/ Index Fund/1/ Index Fund/2/     Index
Fund/3/
--------------------------------------------------------------------------------
----------
Net asset value,
 beginning of period          $ 85.58       $ 67.97       $ 68.97           $
79.86

-----------------------------------------------------
Income from investment
 operations:
  Net investment income
   (loss)                        1.29         (0.28)         3.51
1.11
  Net realized and
   unrealized gain (loss)        8.10        (45.77)         7.51
(0.39)

-----------------------------------------------------
Total from investment
 operations                      9.39        (46.05)        11.02
0.72

-----------------------------------------------------
Less distributions from:
  Net investment income         (1.17)           --         (2.64)
(0.49)
  Net realized gain             (0.13)        (1.64)        (0.14)
--

-----------------------------------------------------
Total distributions             (1.30)        (1.64)        (2.78)
(0.49)

-----------------------------------------------------

-----------------------------------------------------
Net asset value, end of
 period                       $ 93.67       $ 20.28       $ 77.21           $
80.09

-----------------------------------------------------
Total return (not
 annualized)                    11.03 %      (68.45)%       16.32 %
0.91 %

-----------------------------------------------------

-----------------------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)              $37,467       $18,251       $54,049
$40,047
  Ratio of expenses to
   average net assets+           0.60 %        0.60 %        0.60 %
0.35 %
  Ratio of net investment
   income (loss) to
   average net assets+           1.33 %       (0.53)%        6.37 %
6.01 %
  Portfolio turnover
   rate++                           5 %          74 %          30 %
 2 %


--------------------------------------------------------------------------------
 1 For the period from May 15, 2000 (commencement of operations) to April 30, 2001.

 2 For the period from June 12, 2000 (commencement of operations) to April 30, 2001.

 3 For the period from January 29, 2001 (commencement of operations) to April 30, 2001.

 + Annualized for periods of less than one year.

++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                    iShares

Index Providers

Standard & Poor's (a division of The McGraw-Hill Companies, Inc.), Dow Jones & Company, the Frank Russell Company, Cohen & Steers Capital Management, The Nasdaq Stock Market, Goldman, Sachs & Co. and MSCI are the Index Providers for their respective Underlying Indices. None of the Index Providers is affiliated with the iShares Trust, BGI, BGFA, Investors Bank, the Distributor, or the Listing Exchanges.


Standard & Poor's, a division of The McGraw-Hill Companies, Inc., provides financial, economic and investment information and analytical services to the financial community. S&P calculates and maintains the S&P Global 1200 Index, which includes the S&P Europe 350 for Continental Europe and the U.K., the S&P/TSE 60 for Canada, the S&P 500 for the U.S., the S&P/TOPIX 150 for Japan, the S&P Asia Pacific 100 and the S&P Latin America 40. S&P also publishes the S&P MidCap 400, S&P SmallCap 600, S&P SuperComposite 1500 and S&P REIT Composite for the U.S. and the S&P/TSE Canadian MidCap and S&P/TSE Canadian SmallCap Indices. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.

Dow Jones Indices are a part of Dow Jones & Company, which publishes The Wall Street Journal and its international and interactive editions, Barron's and SmartMoney magazines and other periodicals, the Dow Jones Newswires, dowjones.com, and the Ottaway group of community newspapers. Dow Jones is co-owner with Reuters group of Factiva, and with NBC of the CNBC television operations in Europe and Asia. Dow Jones also provides news content to CNBC in the U.S. The Dow Jones Indices include the Dow Jones Industrial, Transportation and Utility Averages, as well as the Dow Jones Global Indices, the Dow Jones STOXX Indices, the Dow Jones REIT Indices, the Dow Jones-AIG Commodity Index, the Dow Jones Islamic Market Indices, the Dow Jones Internet Indices, the Dow Jones Global Titans 50 Index, Dow Jones Sector Titans Indices and the Dow Jones Sustainability Group Indices.


Frank Russell Company is an investment services firm offering a variety of investment management products and services. The family of indices created by the Frank Russell Company includes the Russell 1000(R), Russell 2000(R), Russell 3000(R), as well as mid-capitalization, value, and growth style indices. Frank Russell Company and Mellon Bank Corporation, parent holding company of Pittsburgh and Boston-based Mellon Trust, operate a joint venture known as Russell/Mellon Analytical Services LLC. Russell/Mellon Analytical Services provides the financial community with financial information and analytical services and calculates the underlying data in the Russell indices.

Cohen & Steers Capital Management, Inc. ("Cohen & Steers") is the Index Provider for the Cohen & Steers Realty Majors Portfolio Index. Cohen & Steers is not affiliated with the iShares Trust, BGI, BGFA, Investors Bank, the Distributor or the AMEX. Cohen & Steers is a leading manager of real estate securities.


The Nasdaq Stock Market, Inc. is the Index Provider for the Nasdaq Biotechnology Index. The Nasdaq Stock Market, Inc. is not affiliated with the iShares Trust, BGI, BGFA, Investors Bank, the Distributor or the AMEX. The Nasdaq Stock Market calculates and disseminates various indices including the Nasdaq-Composite(R), the Nasdaq-100 Index(R), the Nasdaq Financial-100(R) and other sector indices -- Nasdaq Biotechnology Index(R), Nasdaq Bank Index(R), Nasdaq Computer Index(R), Nasdaq Financial Index(R), Nasdaq Industrial Index(R), Nasdaq Insurance Index(R), Nasdaq Telecommunications Index(R), and the Nasdaq Transportation Index(R) -- which combine to make up the Composite Index.


Goldman Sachs is a leading global investment banking and securities firm, providing a full range of investing, advisory and financing services worldwide to a substantial and diversified client base, which includes corporations, financial institutions, governments and high net worth individuals. Founded in 1869, it is one of the oldest and largest investment banking firms. The Firm is headquartered in New York and maintains offices in London, Frankfurt, Tokyo, Hong Kong and other major financial centers around the world.

--------------------------------------------------------------------------------

MSCI is a leading provider of global indices and benchmark related products and services to investors worldwide. It is headquartered in New York, and conducts business worldwide with operations in Geneva, London, Hong Kong, Tokyo, Singapore, Sydney, Frankfurt, Milan, Paris, Princeton and San Francisco. Morgan Stanley Dean Witter & Co., a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI, and The Capital Group Companies, Inc., a global investment management group, is the minority shareholder.





BGI has entered into a license agreement with each of the Index Providers to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to the iShares Trust at no charge.

Disclaimers

The iShares Trust is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of iShares or any member of the public regarding the advisability of investing in securities generally or in iShares particularly or the ability of the S&P Indices to track general stock market performance. S&P's only relationship to BGI or BGFA is the licensing of certain trademarks and trade names of S&P and of the S&P Indices that are determined, composed and calculated by S&P without regard to BGI, BGFA or the Trust. S&P has no obligation to take the needs of BGI, BGFA or the owners of iShares into consideration in determining, composing or calculating the S&P Indices. S&P is not responsible for and has not participated in the determination of the prices and amount of iShares or the timing of the issuance or sale of iShares or in the determination of any financial calculations relating thereto. S&P has no obligation or liability in connection with the administration of the Trust, marketing, or trading of the iShares. S&P does not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by BGI, BGFA or owners of iShares, or any other person or entity from the use of the S&P Indices or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

The iShares Trust is not sponsored, endorsed, sold, or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of iShares or to any member of the public regarding the advisability of owning or trading in iShares. Dow Jones' only relationship to the Trust, BGI and BGFA is the licensing of certain trademarks, trade names, and service marks of Dow Jones and of the Dow Jones Indices, which are determined, composed, and calculated by Dow Jones without regard to the Trust, BGI or BGFA. Dow Jones has no obligation to take the needs of BGFA, BGI or the owners of iShares into consideration in determining, composing, or calculating the Dow Jones Indices. Dow Jones is not responsible for and has not participated in the determination or the timing of, prices, or quantities of iShares to be listed. Dow Jones has no obligation or liability in connection with the administration of the Trust or the marketing or trading of iShares. Dow Jones does not guarantee the accuracy and/or the completeness of the Dow Jones Indices or any data included therein and Dow Jones shall have no liability for any errors, omissions, or interruptions therein. Dow Jones makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA, owners of iShares, or any other person or entity from the use of the Dow Jones Indices or any data included therein. Dow Jones makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Dow Jones Indices or any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones have any liability for any lost profits or indirect, punitive, special, or

--------------------------------------------------------------------------------

                                                                    iShares
consequential damages, even if notified of the possibility thereof. There are no third party beneficiaries of any agreements or arrangements between Dow Jones and BGI and BGFA.

The iShares Trust is not sponsored, endorsed, sold or promoted by Frank Russell Company ("FRC"). FRC makes no representation or warranty, express or implied, to the owners of the iShares or any member of the public regarding the advisability of investing in securities generally or in iShares, particularly or the ability of the Russell Indices to track general stock market performance. Frank Russell Company is the licensor of certain trademarks, service marks, and trade names. The Russell Indices on which the Funds are based are determined, composed and calculated by FRC without regard to BGI, BGFA or the Funds. FRC has no obligation to take the needs of BGI, BGFA or the owners of iShares into consideration in determining, composing or calculating the Russell Indices. FRC is not responsible for and has not participated in the determination of the prices and amount of iShares or the timing of the issuance or sale of iShares. FRC has no obligation or liability in connection with the administration of the Trust or the marketing or trading of iShares. Although FRC obtains information for inclusion or use in the calculation of the Russell Indices from sources that FRC considers reliable, FRC does not guarantee the accuracy and/or the completeness of the Russell Indices or any data included therein. FRC shall have no liability for any errors, omissions, or interruptions therein. FRC makes no warranty, express or implied, as to results to be obtained by BGI, BGFA or owners of iShares, or any other person or entity from the use of the Russell Indices or any data included therein. FRC makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indices or any data included therein. Without limiting any of the foregoing, in no event shall FRC have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) resulting from the use of the Russell Indices or any data included therein, even if notified of the possibility of such damages.

The iShares Trust is not sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc. ("C&S"). C&S makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. C&S's only relationship to BGI is the licensing of certain trademarks and trade names of C&S and of the Cohen & Steers Realty Majors Index which is determined, composed and calculated by C&S without regard to BGI or the Fund. C&S has no obligation to take the needs of BGI or the owners of the Fund into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. C&S is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. C&S has no obligation or liability in connection with the administration, marketing, or trading of the Fund. C&S does not guarantee the accuracy and/or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and C&S shall have no liability for any errors, omissions, or interruptions therein. C&S makes no warranty, express or implied, as to results to be obtained by BGI, owners of the fund, or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. C&S makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. without limiting any of the foregoing, in no event shall C&S have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

The iShares Trust is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc., including its affiliates ("Nasdaq"). Nasdaq has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, iShares. Nasdaq makes

--------------------------------------------------------------------------------
no representation or warranty, express or implied, to the owners of iShares or any member of the public regarding the advisability of investing in securities generally or in iShares particularly or the ability of the Nasdaq Biotechnology Index to track general stock market performance. Nasdaq's only relationship to BGI or BGFA is the licensing of Nasdaq Biotechnology, Nasdaq Biotechnology Index, and Nasdaq trademarks or service marks, and certain trade names of Nasdaq and of the Nasdaq Biotechnology Index that is determined, composed and calculated by Nasdaq without regard to BGI, BGFA or the Trust. Nasdaq has no obligation to take the needs of BGI, BGFA or the owners of iShares into consideration in determining, composing or calculating the Nasdaq Biotechnology Index. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq Biotechnology Index. Nasdaq is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of iShares to be issued or in the determination or calculation of the equation by which iShares are to be converted into cash. Nasdaq has no liability in connection with the administration, marketing or trading of iShares. Nasdaq does not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq Biotechnology Index or any data included therein. Nasdaq makes no warranty, express or implied, as to results to be obtained by BGI, BGFA, owners of iShares, or any other person or entity from the use of the Nasdaq Biotechnology Index or any data included therein. Nasdaq makes no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq Biotechnology Index or any data included therein. Without limiting any of the foregoing, in no event shall Nasdaq have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

The iShares Trust is not sponsored, endorsed, sold or promoted by Goldman, Sachs & Co. ("Goldman Sachs"). Goldman Sachs makes no representation or warranty, express or implied, to the owners of the iShares or any member of the public regarding the advisability of investing in securities generally or in iShares particularly, or the ability of the Goldman Sachs Indices to track general stock market performance. Goldman, Sachs & Co. is the licensor of certain trademarks, service marks and trade names. The Goldman Sachs Indices on which the Funds are based are determined, composed and calculated by Goldman Sachs without regard to BGI, BGFA or the Funds. Goldman Sachs has no obligation to take the needs of BGI, BGFA or the owners of iShares into consideration in determining, composing or calculating the Goldman Sachs Indices. Goldman Sachs is not responsible for and has not participated in the determination of the prices and amount of iShares or the timing of the issuance or sale of iShares. Goldman Sachs has no obligation or liability in connection with the administration of the Trust or the marketing or trading of iShares. Although Goldman Sachs obtains information for inclusion or use in the calculation of the Goldman Sachs Indices from sources that Goldman Sachs considers reliable, Goldman Sachs does not guarantee the accuracy and/or the completeness of the Goldman Sachs Indices or any data included therein. Goldman Sachs shall have no liability for any errors, omissions or interruptions therein. Goldman Sachs makes no warranty, express or implied, as to results to be obtained by BGI, BGFA or owners of iShares, or any other person or entity from the use of the Goldman Sachs Indices or any data included therein. Goldman Sachs makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Goldman Sachs Indices or any data included therein. Without limiting any of the foregoing, in no event shall Goldman Sachs have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Goldman Sachs Indices or any data included therein, even if notified of the possibility of such damages.

The iShares Trust is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI EAFE index makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in funds


--------------------------------------------------------------------------------

                                                                    iShares
generally or in these Funds particularly or the ability of the MSCI EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI EAFE index which is determined, composed and calculated by MSCI without regard to these Funds or the issuer of these Funds. MSCI has no obligation to take the needs of the issuer of these Funds or the owners of these Funds into consideration in determining, composing or calculating the MSCI EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of these Funds to be issued or in the determination or calculation of the equation by which these Funds is redeemable for cash. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI EAFE index has any obligation or liability to owners of these Funds in connection with the administration, marketing or trading of these Funds.


Although MSCI shall obtain information for inclusion in or for use in the calculation of the indexes from sources which MSCI considers reliable, neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI EAFE index guarantees the accuracy and or the completeness of the indexes or any data included therein. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI EAFE index makes any warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of the funds, or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI EAFE index shall have any liability for any errors, omissions or interruptions of or in connection with the indexes or any data included therein. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI EAFE index makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any other party involved in making or compiling the MSCI EAFE index have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.


No purchaser, seller or holder of these Funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.





iShares are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the iShares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of the various Underlying Indices or the ability of the Underlying Indices identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Standard & Poor's, Dow Jones & Company and the Frank Russell Company without regard to the iShares of any Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any index, nor in the determination of the timing of, prices of, or quantities of the iShares of any Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The AMEX has no obligation or liability to owners of the iShares of any Fund in connection with the administration, marketing or trading of the iShares of any Fund.

The AMEX does not guarantee the accuracy and/or the completeness of any indices or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein

--------------------------------------------------------------------------------
or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indices or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

iShares are not sponsored, endorsed or promoted by the CBOE. The CBOE makes no representation or warranty, express or implied, to the owners of the iShares S&P 100 Index Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index identified herein to track stock market performance. The Underlying Index identified herein is determined, composed and calculated by Standard & Poor's, without regard to the iShares S&P 100 Index Fund. The CBOE is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Index, nor in the determination of the timing of, prices of, or quantities of the iShares S&P 100 Index Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The CBOE has no obligation or liability to owners of the iShares S&P 100 Index Fund in connection with the administration, marketing or trading of the Fund.


The CBOE does not guarantee the accuracy and/or the completeness of the Index or any data included therein. The CBOE makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Fund as licensee, licensee's customers and counterparties, owners of the iShares S&P 100 Index Fund, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The CBOE makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indices or any data included therein. Without limiting any of the foregoing, in no event shall the CBOE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

iShares are not sponsored, endorsed or promoted by the NYSE. The NYSE makes no representation or warranty, express or implied, to the owners of the iShares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of the Index or the ability of the Index identified herein to track stock market performance. The Index identified herein is determined, composed and calculated by Standard & Poor's without regard to the iShares of any Fund. The NYSE is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Index, nor in the determination of the timing of, prices of, or quantities of the iShares of the Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The NYSE has no obligation or liability to owners of the iShares of the Fund in connection with the administration, marketing or trading of the iShares of the Fund.

The NYSE does not guarantee the accuracy and/or the completeness of any indices or any data included therein. The NYSE makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of the Fund as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The NYSE makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the NYSE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

--------------------------------------------------------------------------------

                                                                    iShares

BGFA makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the iShares of the Fund, or any other person or entity from the use of the Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

--------------------------------------------------------------------------------
iShares Trust


Supplemental Information


I. Premium/Discount Information (Unaudited)


The charts on the following pages present information about the differences between the daily closing price on secondary markets for shares of each Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. The "Closing Price" of each Fund is the price of the last reported trade for shares of such Fund on any major market. Each Fund's Closing Price may be below, at, or above its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The trading price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.


Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Closing Price of a Fund on a given day. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A major reason for differences between NAV and Closing Price is that the date/time of the last trade (which is recorded as the Closing Price) may not take place at exactly 4:00 p.m. Eastern time when the Funds normally calculate NAV. The date/time of the last trade may occur before 4:00 p.m. Eastern time or, for most Funds, up until 4:15 Eastern time. Thus, ongoing price discovery may contribute to any deviation between the NAV of a Fund as calculated at 4:00 p.m. Eastern time and the Closing Price of that Fund.


The following information shows the frequency distributions of premiums and discounts for each of the Funds. The Funds commenced operations on various dates, the earliest in May of 2000. The information shown for each Fund is for the period from July 1, 2000 to June 30, 2001, with the exception of Funds that had not commenced operations as of July 1, 2000. The period covered for each such Fund is from the Fund's inception date to June 30, 2001, as specified in the heading above the Fund's chart. Charts for the iShares Russell Midcap Index Fund, iShares Russell Midcap Growth Index Fund, iShares Russell Midcap Value Index Fund, iShares Goldman Sachs Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund, iShares Goldman Sachs Software Index Fund and iShares MSCI EAFE Index Fund are not presented as these Funds either had not commenced operations or did not have a full quarter of performance as of June 30, 2001.


The vertical column of each chart shows the premium or discount expressed as a percentage of NAV. The horizontal column indicates the number of trading days in the period covered by each chart. Each bar in the chart shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.


--------------------------------------------------------------------------------

                                                                    iShares
                       iShares S&P 100 INDEX FUND
              Period covered: October 23, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             1
1.0%                             5
0.5%                             4
0.5%                           107
-0.5%                            8
-1.0%                            0
-1.5%                            1
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

                         iShares S&P 500 INDEX FUND
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             1
0.5%                             2
0.5%                           242
-0.5%                            6
-1.0%                            6
-1.5%                            0
-2.0%                            1
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0


--------------------------------------------------------------------------------

iShares Supplemental Information
                      iShares 500/BARRA Growth INDEX FUND
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             2
0.5%                            12
0.5%                           226
-0.5%                           10
-1.0%                            1
-1.5%                            1
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

                    iShares S&P 500/BARRA Value INDEX FUND
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             1
1.0%                             0
0.5%                             4
0.5%                           244
-0.5%                            4
-1.0%                            1
-1.5%                            0
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0


--------------------------------------------------------------------------------

                                                                    iShares
                       iShares S&P MidCap 400 Index Fund
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             0
0.5%                             4
0.5%                           243
-0.5%                            4
-1.0%                            1
-1.5%                            0
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

                iShares S&P MidCap 400/BARRA Growth Index Fund
              Period covered: July 24, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             2
1.0%                             3
0.5%                             8
0.5%                           166
-0.5%                            7
-1.0%                            1
-1.5%                            1
-2.0%                            1
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0



--------------------------------------------------------------------------------

iShares Supplemental Information
                 iShares S&P MidCap 400/BARRA Value Index Fund
              Period covered: July 24, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             1
0.5%                             2
0.5%                           182
-0.5%                            3
-1.0%                            1
-1.5%                            0
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

                      iShares S&P SmallCap 600 Index Fund
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             1
0.5%                             7
0.5%                           231
-0.5%                           10
-1.0%                            3
-1.5%                            0
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0



--------------------------------------------------------------------------------

                                                                    iShares
               iShares S&P SmallCap 600/BARRA Growth Index Fund
              Period covered: July 24, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             2
0.5%                             5
0.5%                            18
-0.5%                          147
-1.0%                           13
-1.5%                            1
-2.0%                            0
-2.5%                            1
-3.0%                            1
-3.5%                            1
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

                iShares S&P SmallCap 600/BARRA Value Index Fund
              Period covered: July 24, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             0
0.5%                             2
0.5%                            13
-0.5%                          157
-1.0%                           10
-1.5%                            7
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0



--------------------------------------------------------------------------------

iShares Supplemental Information
                       iShares S&P Global 100 INDEX FUND
            Period covered: December 5, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             2
1.5%                             0
1.0%                             5
0.5%                            24
0.5%                            78
-0.5%                           10
-1.0%                            6
-1.5%                            0
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

                       iShares S&P Europe 350 INDEX FUND
              Period covered: July 25, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             1
5.5%                             0
5.0%                             1
4.5%                             1
4.0%                             2
3.5%                            11
3.0%                            19
2.5%                            14
2.0%                            29
1.5%                            32
1.0%                            23
0.5%                            30
0.5%                            24
-0.5%                            1
-1.0%                            0
-1.5%                            1
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0



--------------------------------------------------------------------------------

                                                                    iShares
                         iShares S&P/TSE 60 Index Fund
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             1
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             1
3.5%                             3
3.0%                             4
2.5%                             4
2.0%                             9
1.5%                             5
1.0%                            12
0.5%                            23
0.5%                           100
-0.5%                           37
-1.0%                           15
-1.5%                           14
-2.0%                            5
-2.5%                            2
-3.0%                            7
-3.5%                            4
-4.0%                            1
-4.5%                            3
-5.0%                            2
-5.5%                            0
-6.0%                            0

                iShares Dow Jones U.S. Total Market Index Fund
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             1
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             1
0.5%                            16
0.5%                           128
-0.5%                            6
-1.0%                            1
-1.5%                            0
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0



--------------------------------------------------------------------------------

iShares Supplemental Information
               iShares Dow Jones U.S. Basic Materials Index Fund
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             1
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             2
2.5%                             1
2.0%                             5
1.5%                             6
1.0%                            12
0.5%                            28
0.5%                           141
-0.5%                           23
-1.0%                           16
-1.5%                            4
-2.0%                            7
-2.5%                            2
-3.0%                            1
-3.5%                            0
-4.0%                            1
-4.5%                            0
-5.0%                            1
-5.5%                            1
-6.0%                            0

          iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             1
3.0%                             2
2.5%                             1
2.0%                             3
1.5%                             2
1.0%                             2
0.5%                            27
0.5%                           180
-0.5%                           15
-1.0%                           11
-1.5%                            2
-2.0%                            3
-2.5%                            0
-3.0%                            2
-3.5%                            0
-4.0%                            0
-4.5%                            1
-5.0%                            0
-5.5%                            0
-6.0%                            0


--------------------------------------------------------------------------------

                                                                    iShares
        iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             1
4.5%                             0
4.0%                             4
3.5%                             2
3.0%                             1
2.5%                             1
2.0%                             3
1.5%                             1
1.0%                             8
0.5%                            34
0.5%                           171
-0.5%                           17
-1.0%                            5
-1.5%                            3
-2.0%                            2
-2.5%                            2
-3.0%                            1
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

                iShares Dow Jones U.S. Energy Sector Index Fund
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             1
1.0%                             2
0.5%                            13
0.5%                           229
-0.5%                            4
-1.0%                            1
-1.5%                            0
-2.0%                            2
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0



--------------------------------------------------------------------------------

iShares Supplemental Information
              iShares Dow Jones U.S. Financial Sector Index Fund
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             1
0.5%                             1
0.5%                            13
-0.5%                          229
-1.0%                            8
-1.5%                            0
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

              iShares Dow Jones U.S. Healthcare Sector Index Fund
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             1
1.5%                             0
1.0%                             1
0.5%                            12
0.5%                           237
-0.5%                            1
-1.0%                            0
-1.5%                            0
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0



--------------------------------------------------------------------------------

                                                                    iShares
              iShares Dow Jones U.S. Industrial Sector Index Fund
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             1
4.5%                             0
4.0%                             0
3.5%                             1
3.0%                             1
2.5%                             2
2.0%                             3
1.5%                             3
1.0%                             6
0.5%                            27
0.5%                           158
-0.5%                           15
-1.0%                            8
-1.5%                            5
-2.0%                            2
-2.5%                            3
-3.0%                            3
-3.5%                            3
-4.0%                            1
-4.5%                            1
-5.0%                            1
-5.5%                            0
-6.0%                            0

              iShares Dow Jones U.S. Technology Sector Index Fund
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             1
1.5%                             0
1.0%                             1
0.5%                            23
0.5%                           196
-0.5%                           21
-1.0%                            6
-1.5%                            2
-2.0%                            1
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            1
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0



--------------------------------------------------------------------------------

iShares Supplemental Information
          iShares Dow Jones U.S. Telecommunications Sector Index Fund
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             1
2.0%                             0
1.5%                             0
1.0%                             1
0.5%                            32
0.5%                           200
-0.5%                           17
-1.0%                            1
-1.5%                            0
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

              iShares Dow Jones U.S. Utilities Sector Index Fund
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             1
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             1
0.5%                             3
0.5%                           228
-0.5%                            7
-1.0%                            4
-1.5%                            1
-2.0%                            2
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            5



--------------------------------------------------------------------------------

                                                                    iShares
                  iShares Dow Jones U.S. Chemicals Index Fund
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             1
4.5%                             1
4.0%                             0
3.5%                             1
3.0%                             1
2.5%                             5
2.0%                             4
1.5%                             9
1.0%                            13
0.5%                            23
0.5%                           127
-0.5%                           29
-1.0%                            8
-1.5%                            2
-2.0%                            4
-2.5%                            1
-3.0%                            1
-3.5%                            2
-4.0%                            1
-4.5%                            0
-5.0%                            1
-5.5%                            0
-6.0%                            0

             iShares Dow Jones U.S. Financial Services Index Fund
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             1
2.5%                             0
2.0%                             0
1.5%                             1
1.0%                             3
0.5%                            18
0.5%                           203
-0.5%                           18
-1.0%                            5
-1.5%                            2
-2.0%                            1
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0



--------------------------------------------------------------------------------

iShares Supplemental Information
                  iShares Dow Jones U.S. Internet Index Fund
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             3
0.5%                             3
0.5%                           237
-0.5%                            7
-1.0%                            1
-1.5%                            0
-2.0%                            1
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

                 iShares Dow Jones U.S. Real Estate Index Fund
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             3
1.5%                             5
1.0%                            13
0.5%                            50
0.5%                           137
-0.5%                           26
-1.0%                           14
-1.5%                            0
-2.0%                            0
-2.5%                            3
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            1
-5.5%                            0
-6.0%                            0



--------------------------------------------------------------------------------

                                                                    iShares
                        iShares Russell 3000 INDEX FUND
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             1
0.5%                            14
0.5%                           228
-0.5%                            6
-1.0%                            2
-1.5%                            1
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

                    iShares Russell 3000 Growth INDEX FUND
              Period covered: July 24, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             1
3.0%                             2
2.5%                             1
2.0%                             7
1.5%                             8
1.0%                             9
0.5%                            13
0.5%                           113
-0.5%                           16
-1.0%                            7
-1.5%                            5
-2.0%                            4
-2.5%                            1
-3.0%                            2
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0



--------------------------------------------------------------------------------

iShares Supplemental Information
                     iShares Russell 3000 Value INDEX FUND
              Period covered: July 24, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             2
0.5%                            10
0.5%                           158
-0.5%                           14
-1.0%                            3
-1.5%                            1
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            1
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

                        iShares Russell 2000 INDEX FUND
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             1
0.5%                             1
0.5%                           232
-0.5%                           15
-1.0%                            2
-1.5%                            0
-2.0%                            0
-2.5%                            1
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0



--------------------------------------------------------------------------------

                                                                    iShares
                     iShares Russell 2000 Growth INDEX FUND
              Period covered: July 24, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             1
1.5%                             0
1.0%                             3
0.5%                            14
0.5%                           154
-0.5%                           15
-1.0%                            2
-1.5%                            0
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

                     iShares Russell 2000 Value INDEX FUND
              Period covered: July 24, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             1
0.5%                             5
0.5%                           176
-0.5%                            7
-1.0%                            0
-1.5%                            0
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0



--------------------------------------------------------------------------------

iShares Supplemental Information
                        iShares Russell 1000 INDEX FUND
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             1
0.5%                            13
0.5%                           230
-0.5%                            6
-1.0%                            1
-1.5%                            1
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

                    iShares Russell 1000 Growth INDEX FUND
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             1
1.0%                             6
0.5%                            14
0.5%                           220
-0.5%                            9
-1.0%                            1
-1.5%                            1
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0



--------------------------------------------------------------------------------

                                                                    iShares
                     iShares Russell 1000 Value INDEX FUND
              Period covered: July 1, 2000 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             1
1.5%                             0
1.0%                             0
0.5%                             3
0.5%                           247
-0.5%                            1
-1.0%                            0
-1.5%                            0
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

                iShares Cohen & Steers Realty Majors INDEX FUND
              Period covered: January 29, 2001 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             0
0.5%                             0
0.5%                            61
-0.5%                            3
-1.0%                            0
-1.5%                            0
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0



--------------------------------------------------------------------------------

iShares Supplemental Information
                    iShares Nasdaq Biotechnology INDEX FUND
            Period covered: February 5, 2001 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             1
1.5%                             0
1.0%                             0
0.5%                             1
0.5%                            56
-0.5%                            5
-1.0%                            0
-1.5%                            1
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

                  iShares Goldman Sachs Technology INDEX FUND
             Period covered: March 13, 2001 through June 30, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             1
4.0%                             0
3.5%                             0
3.0%                             1
2.5%                             1
2.0%                             1
1.5%                             3
1.0%                             2
0.5%                             4
0.5%                            39
-0.5%                            7
-1.0%                            1
-1.5%                            3
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            1
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0



--------------------------------------------------------------------------------

                                                                    iShares

II. Total Return Information (Unaudited)




The tables on the following pages present information about the total return of each Fund's Underlying Index and the total return of each Fund. The information presented for each Fund is from the Fund's inception to its fiscal year end, with the exception of the iShares Goldman Sachs Technology Index Fund, for which information is presented through June 29, 2001. Total return information for the iShares Russell Midcap Index Fund, iShares Russell Midcap Growth Index Fund, iShares Russell Midcap Value Index Fund, iShares Goldman Sachs Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund, iShares Goldman Sachs Software Index Fund and iShares MSCI EAFE Index Fund is not presented as these Funds had less than a full month of performance as of the date of this Prospectus.


Total returns represent the change in value of each Fund during the periods noted in each table. Market return is based on the market price per share of each Fund, and NAV return is based on the NAV per share of each Fund. The Market and NAV returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. A Fund's past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Underlying Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the indices do not actually hold a portfolio of securities and therefore do not incur the management fees or other expenses incurred by the Funds. These fees and expenses negatively impact the performance of the Funds.


                        iShares S&P 100 Index Fund


                         Performance as of 3/31/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                             Inception to March 31,
                                                      2001
                                           --------------------------
Fund                        Inception Date  Index   Market*   NAV**
----                        -------------- -------- -------- --------
iShares S&P 100 Index Fund     10/23/00    (19.03)% (18.51)% (19.07)%
---------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (10/27/00)


** Calculated based on the Fund's Net Asset Value (NAV)


                        iShares S&P 500 Index Funds


                         Performance as of 3/31/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                     Inception to March 31,
                                                              2001
                                                   --------------------------
               Fund                 Inception Date  Index   Market*   NAV**
               ----                 -------------- -------- -------- --------
iShares S&P 500 Index Fund             05/15/00    (19.31)% (16.37)% (19.32)%
iShares S&P 500/BARRA Growth Index
 Fund                                  05/22/00    (30.65)% (29.87)% (30.75)%
iShares S&P 500/BARRA Value Index
 Fund                                  05/22/00     (0.16)%    1.33%  (0.27)%
-----------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (05/19/00, 05/26/00 and 05/26/00, respectively)


** Calculated based on the Fund's Net Asset Value (NAV)



--------------------------------------------------------------------------------

iShares Supplemental Information
                    iShares S&P MidCap 400 Index Funds


                         Performance as of 3/31/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                      Inception to March 31,
                                                               2001
                                                    --------------------------
               Fund                  Inception Date  Index   Market*   NAV**
               ----                  -------------- -------- -------- --------
iShares S&P MidCap 400 Index Fund       05/22/00       0.22%    1.31%    0.04%
iShares S&P MidCap 400/BARRA Growth
 Index Fund                             07/24/00    (29.84)% (20.47)% (25.08)%
iShares S&P MidCap 400/BARRA Value
 Index Fund                             07/24/00      14.94%   15.52%   14.71%
------------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (05/26/00, 07/28/00 and 07/28/00, respectively)


** Calculated based on the Fund's Net Asset Value (NAV)


                   iShares S&P SmallCap 600 Index Funds


                         Performance as of 3/31/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                       Inception to March 31,
                                                                2001
                                                     --------------------------
                Fund                  Inception Date  Index   Market*   NAV**
                ----                  -------------- -------- -------- --------
iShares S&P SmallCap 600 Index Fund      05/22/00       5.20%    7.56%    5.08%
iShares S&P SmallCap 600/BARRA
 Growth Index Fund                       07/24/00    (17.65)% (12.01)% (17.86)%
iShares S&P SmallCap 600/BARRA Value
 Index Fund                              07/24/00      12.13%   13.71%   12.13%
-------------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (05/26/00, 07/28/00 and 07/28/00, respectively)


** Calculated based on the Fund's Net Asset Value (NAV)


                     iShares S&P Global 100 Index Fund


                         Performance as of 3/31/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                    Inception to March 31,
                                                             2001
                                                  --------------------------
Fund                               Inception Date  Index   Market*   NAV**
----                               -------------- -------- -------- --------
iShares S&P Global 100 Index Fund     12/05/00    (15.32)% (15.69)% (15.94)%
----------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (12/08/00)


** Calculated based on the Fund's Net Asset Value (NAV)


--------------------------------------------------------------------------------

                                                                    iShares
                     iShares S&P Europe 350 Index Fund


                         Performance as of 3/31/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                    Inception to March 31,
                                                             2001
                                                  --------------------------
Fund                               Inception Date  Index   Market*   NAV**
----                               -------------- -------- -------- --------
iShares S&P Europe 350 Index Fund     07/25/00    (19.73)% (15.54)% (20.10)%
----------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (07/28/00)


** Calculated based on the Fund's Net Asset Value (NAV)


                       iShares S&P/TSE 60 Index Fund


                         Performance as of 3/31/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                Inception to March 31,
                                                         2001
                                              --------------------------
Fund                           Inception Date  Index   Market*   NAV**
----                           -------------- -------- -------- --------
iShares S&P/TSE 60 Index Fund     06/12/00    (28.83)% (26.05)% (23.80)%
------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/19/00)


** Calculated based on the Fund's Net Asset Value (NAV)




              iShares Dow Jones U.S. Total Market Index Fund


                         Performance as of 4/30/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                      Inception to April 30,
                                                               2001
                                                    --------------------------
               Fund                  Inception Date  Index   Market*   NAV**
               ----                  -------------- -------- -------- --------
iShares Dow Jones U.S. Total Market
 Index Fund                             06/12/00    (13.09)% (14.22)% (13.20)%
------------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/16/00)


** Calculated based on the Fund's Net Asset Value (NAV)


         iShares Dow Jones U.S. Basic Materials Sector Index Fund


                         Performance as of 4/30/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                        Inception to April
                                                             30, 2001
                                                       ---------------------
                 Fund                   Inception Date Index  Market* NAV**
                 ----                   -------------- ------ ------- ------
iShares Dow Jones U.S. Basic Materials
 Sector Index Fund                         06/12/00    11.08% 14.32%  10.80%
----------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/19/00)


** Calculated based on the Fund's Net Asset Value (NAV)


--------------------------------------------------------------------------------

iShares Supplemental Information
        iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund


                         Performance as of 4/30/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                         Inception to April
                                                              30, 2001
                                                         -------------------
                  Fund                    Inception Date Index Market* NAV**
                  ----                    -------------- ----- ------- -----
iShares Dow Jones U.S. Consumer Cyclical
 Sector Index Fund                           06/12/00    1.36%  0.07%  0.98%
----------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/20/00)


** Calculated based on the Fund's Net Asset Value (NAV)


      iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund


                         Performance as of 4/30/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                     Inception to April
                                                          30, 2001
                                                     -------------------
                Fund                  Inception Date Index Market* NAV**
                ----                  -------------- ----- ------- -----
iShares Dow Jones U.S. Consumer Non-
 Cyclical Sector Index Fund              06/12/00    0.80% (1.38)% 0.06%
------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/16/00)


** Calculated based on the Fund's Net Asset Value (NAV)


              iShares Dow Jones U.S. Energy Sector Index Fund


                         Performance as of 4/30/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                      Inception to April
                                                           30, 2001
                                                     ---------------------
                Fund                  Inception Date Index  Market* NAV**
                ----                  -------------- ------ ------- ------
iShares Dow Jones U.S. Energy Sector
 Index Fund                              06/12/00    13.27% 11.37%  13.13%
--------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/16/00)


** Calculated based on the Fund's Net Asset Value (NAV)


            iShares Dow Jones U.S. Financial Sector Index Fund


                         Performance as of 4/30/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                         Inception to April
                                                              30, 2001
                                                        ---------------------
                 Fund                    Inception Date Index  Market* NAV**
                 ----                    -------------- ------ ------- ------
iShares Dow Jones U.S. Financial Sector
 Index Fund                                 05/22/00    17.18% 14.15%  16.69%
-----------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (05/31/00)


** Calculated based on the Fund's Net Asset Value (NAV)


--------------------------------------------------------------------------------

                                                                    iShares
            iShares Dow Jones U.S. Healthcare Sector Index Fund


                         Performance as of 4/30/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                         Inception to April
                                                              30, 2001
                                                         -------------------
                  Fund                    Inception Date Index Market* NAV**
                  ----                    -------------- ----- ------- -----
iShares Dow Jones U.S. Healthcare Sector
 Index Fund                                  06/12/00    5.02% (1.34)% 4.29%
----------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/16/00)


** Calculated based on the Fund's Net Asset Value (NAV)


            iShares Dow Jones U.S. Industrial Sector Index Fund


                         Performance as of 4/30/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                  Inception to April 30,
                                                           2001
                                                  -----------------------
              Fund                 Inception Date  Index  Market*  NAV**
              ----                 -------------- ------- ------- -------
iShares Dow Jones U.S. Industrial
 Sector Index Fund                    06/12/00    (7.89)% (5.69)% (6.46)%
-------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/20/00)


** Calculated based on the Fund's Net Asset Value (NAV)


            iShares Dow Jones U.S. Technology Sector Index Fund


                         Performance as of 4/30/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                    Inception to April 30,
                                                             2001
                                                  --------------------------
              Fund                 Inception Date  Index   Market*   NAV**
              ----                 -------------- -------- -------- --------
iShares Dow Jones U.S. Technology
 Sector Index Fund                    05/15/00    (45.20)% (41.96)% (45.60)%
----------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (05/19/00)


** Calculated based on the Fund's Net Asset Value (NAV)


        iShares Dow Jones U.S. Telecommunications Sector Index Fund


                         Performance as of 4/30/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                   Inception to April 30,
                                                            2001
                                                 --------------------------
              Fund                Inception Date  Index   Market*   NAV**
              ----                -------------- -------- -------- --------
iShares Dow Jones U.S.
 Telecommunications Sector Index
 Fund                                05/22/00    (23.43)% (29.82)% (31.06)%
---------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (05/26/00)


** Calculated based on the Fund's Net Asset Value (NAV)


--------------------------------------------------------------------------------

iShares Supplemental Information
            iShares Dow Jones U.S. Utilities Sector Index Fund


                         Performance as of 4/30/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                         Inception to April
                                                              30, 2001
                                                        ---------------------
                 Fund                    Inception Date Index  Market* NAV**
                 ----                    -------------- ------ ------- ------
iShares Dow Jones U.S. Utilities Sector
 Index Fund                                 06/12/00    26.38% 27.64%  25.90%
-----------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/19/00)


** Calculated based on the Fund's Net Asset Value (NAV)


                iShares Dow Jones U.S. Chemicals Index Fund


                         Performance as of 4/30/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                            Inception to April
                                                                 30, 2001
                                                            -------------------
                   Fund                      Inception Date Index Market* NAV**
                   ----                      -------------- ----- ------- -----
iShares Dow Jones U.S. Chemicals Index Fund     06/12/00    3.43%  9.89%  6.53%
-------------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/20/00)


** Calculated based on the Fund's Net Asset Value (NAV)


           iShares Dow Jones U.S. Financial Services Index Fund


                         Performance as of 4/30/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                           Inception to April
                                                                30, 2001
                                                          ---------------------
                  Fund                     Inception Date Index  Market* NAV**
                  ----                     -------------- ------ ------- ------
iShares Dow Jones U.S. Financial Services
 Index Fund                                   06/12/00    11.61% 14.98%  11.03%
-------------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/19/00)


** Calculated based on the Fund's Net Asset Value (NAV)


                iShares Dow Jones U.S. Internet Index Fund


                         Performance as of 4/30/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                  Inception to April 30,
                                                           2001
                                                --------------------------
             Fund                Inception Date  Index   Market*   NAV**
             ----                -------------- -------- -------- --------
iShares Dow Jones U.S. Internet
 Index Fund                         05/15/00    (67.77)% (66.55)% (68.45)%
--------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (05/19/01)


** Calculated based on the Fund's Net Asset Value (NAV)


--------------------------------------------------------------------------------

                                                                    iShares
               iShares Dow Jones U.S. Real Estate Index Fund


                         Performance as of 4/30/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                          Inception to April
                                                               30, 2001
                                                         ---------------------
                  Fund                    Inception Date Index  Market* NAV**
                  ----                    -------------- ------ ------- ------
iShares Dow Jones U.S. Real Estate Index
 Fund                                        06/12/00    16.38% 14.71%  16.32%
------------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/19/00)


** Calculated based on the Fund's Net Asset Value (NAV)




                     iShares Russell 3000 Index Funds


                         Performance as of 3/31/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                    Inception to March 31,
                                                             2001
                                                  --------------------------
              Fund                 Inception Date  Index   Market*   NAV**
              ----                 -------------- -------- -------- --------
iShares Russell 3000 Index Fund       05/22/00    (15.78)% (15.28)% (15.90)%
iShares Russell 3000 Growth Index
 Fund                                 07/24/00    (40.66)% (37.62)% (40.62)%
iShares Russell 3000 Value Index
 Fund                                 07/24/00       3.73%    4.67%    3.60%
----------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (05/26/00, 07/28/00 and 07/28/00, respectively)


** Calculated based on the Fund's Net Asset Value (NAV)


                     iShares Russell 2000 Index Funds


                         Performance as of 3/31/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                    Inception to March 31,
                                                             2001
                                                  --------------------------
              Fund                 Inception Date  Index   Market*   NAV**
              ----                 -------------- -------- -------- --------
iShares Russell 2000 Index Fund       05/22/00     (3.37)%  (0.96)%  (3.77)%
iShares Russell 2000 Growth Index
 Fund                                 07/24/00    (32.91)% (27.36)% (32.96)%
iShares Russell Value Index Fund      07/24/00      14.28%   14.77%   14.05%
----------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (05/26/00), 07/28/00 and 07/28/00, respectively


** Calculated based on the Fund's Net Asset Value (NAV)


                     iShares Russell 1000 Index Funds


                         Performance as of 3/31/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                    Inception to March 31,
                                                             2001
                                                  --------------------------
              Fund                 Inception Date  Index   Market*   NAV**
              ----                 -------------- -------- -------- --------
iShares Russell 1000 Index Fund       05/15/00    (19.66)%   17.47% (19.75)%
iShares Russell 1000 Growth Index
 Fund                                 05/22/00    (35.34)% (34.83)% (35.47)%
iShares Russell 1000 Value Index
 Fund                                 05/22/00       1.35%    2.17%    1.22%
----------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (05/19/00), 05/26/00 and 05/26/00, respectively


** Calculated based on the Fund's Net Asset Value (NAV)


--------------------------------------------------------------------------------

iShares Supplemental Information
              iShares Cohen & Steers Realty Majors Index Fund


                         Performance as of 4/30/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                           Inception to April
                                                                30, 2001
                                                           -------------------
                   Fund                     Inception Date Index Market* NAV**
                   ----                     -------------- ----- ------- -----
iShares Cohen & Steers Realty Majors Index
 Fund                                          01/29/01    1.03%  1.28%  0.91%
------------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (02/02/01)


** Calculated based on the Fund's Net Asset Value (NAV)


                  iShares Nasdaq Biotechnology Index Fund


                         Performance as of 3/31/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                     Inception to March 31,
                                                              2001
                                                   --------------------------
               Fund                 Inception Date  Index   Market*   NAV**
               ----                 -------------- -------- -------- --------
iShares Nasdaq Biotechnology Index
 Fund                                  02/05/01    (23.04)% (24.39)% (22.93)%
-----------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (02/09/00)


** Calculated based on the Fund's Net Asset Value (NAV)


                iShares Goldman Sachs Technology Index Fund


                         Performance as of 6/29/01


--------------------------------------------------------------------------------

                               Total Returns

--------------------------------------------------------------------------------


                                                             Inception to June
                                                                 29, 2001
                                                            -------------------
                   Fund                      Inception Date Index Market* NAV**
                   ----                      -------------- ----- ------- -----
iShares Goldman Sachs Technology Index Fund     03/13/01    3.80% 12.28%  3.62%
-------------------------------------------------------------------------------


 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (03/19/01)


** Calculated based on the Fund's Net Asset Value (NAV)

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
                                                                         iShares

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------

Copies of the Prospectus can be found on our website at www.iShares.com. For more detailed information on the iShares Trust and iShares, you may request a copy of the Statement of Additional Information ("SAI").

The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund's investments is available in the iShares Trust's annual and semiannual reports to shareholders. In the iShares Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

If you have questions about the Funds or iShares or you wish to obtain the SAI, semiannual or annual report free of charge, please:

    Call:   1-800-iShares
            Monday through Friday
            8:00 a.m. to 8:00 p.m. (Eastern time)

    Write:  iShares Trust

            c/o SEI Investments Distribution Co.

            1 Freedom Valley Drive
            Oaks, PA 19456



Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


No person is authorized to give any information or to make any representations about any Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

                   Investment Company Act File No. 811-09729



iShares                          45 Fremont Street      www.ishares.com
1-800-iSHARES
 -------------------------
 BARCLAYS GLOBAL INVESTORS       San Francisco, CA
1-800-474-2737

                                 94105


iShares are distributed by SEI Investments
Distribution Co. Barclays Global Fund Advisors serves as an adviser to iShares and is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

iShares are not sponsored, endorsed, sold or promoted by Standard & Poor's, Dow Jones &
Company, Inc., Frank Russell Company, Cohen and
Steers Capital Management, The Nasdaq Stock
Market, Inc., Goldman, Sachs & Co. or Morgan
Stanley Capital International Inc.

(c)2001 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trade-marks, servicemarks or registered trademarks are the property of their respective owners.

BGI-F-001-0500 (08/01)

Not FDIC Insured
Have no bank guarantee
May lose value

--------------------------------------------------------------------------------


iShares Trust



Statement of Additional Information

Dated August 1, 2001




This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated August 1, 2001 (the "Prospectus") for the iShares Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Annual Report of the Trust and its Funds are incorporated by reference and are deemed to be part of this Statement of Additional Information. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares or visiting www.ishares.com.




--------------------------------------------------------------------------------
General Description of the Trust and its Funds                            page i

--------------------------------------------------------------------------------
Table of Contents


                            Page
General Description of the Trust and its
Funds...........................................................      1
Exchange Listing and
Trading.........................................................................
 ....      2
Investment Strategies and
Risks..........................................................................
    4
 Lack of Diversification of Certain
Funds................................................................      5
 Loans of Portfolio
Securities......................................................................
 .....      6
 Repurchase
Agreements......................................................................
 .............      6
 Reverse Repurchase
Agreements......................................................................
 .....      7
 Currency
Transactions....................................................................
 ...............      7
 Money Market
Instruments.....................................................................
 ...........      7
 Foreign
Securities......................................................................
 ................      8
 Investment Companies,
REITs...........................................................................
 ..      8
 Illiquid
Securities......................................................................
 ...............      8
 Futures and
Options.........................................................................
 ............      8
   Options on Futures
Contracts.......................................................................
 ...      8
   Restrictions on the Use of Futures Contracts and Options on Futures
Contracts.........................      9
 Swap
Agreements......................................................................
 ...................      9
   Future
Developments....................................................................
 ...............      9
 General Considerations and
Risks........................................................................
  9
 Risks of Futures and Options
Transactions...............................................................
10
 Risks of Swap
Agreements......................................................................
 ..........     11
Construction and Maintenance Standards for the Underlying
Indices........................................     11
 Index
Dissemination...................................................................
 ..................     11
The S&P Indices
Generally.......................................................................
 .........     11
S&P 100
Index...........................................................................
 .................     12
S&P 500
Index...........................................................................
 .................     13
S&P 500/BARRA Growth
Index...........................................................................
 ....     13
S&P 500/BARRA Value
Index...........................................................................
 .....     13
S&P MidCap 400
Index...........................................................................
 ..........     13
S&P MidCap 400/BARRA Growth
Index........................................................................
 14
S&P MidCap 400/BARRA Value
Index.........................................................................
  14
S&P SmallCap 600
Index...........................................................................
 ........     14
S&P SmallCap 600/BARRA Growth
Index......................................................................
14
S&P SmallCap 600/BARRA Value
Index.......................................................................
15
S&P Global 100
Index...........................................................................
 ..........     15
S&P Europe 350
Index...........................................................................
 ..........     15
S&P/TSE 60
Index...........................................................................
 ..............     16
The Dow Jones Indices
Generally.......................................................................
 ...     16
Dow Jones U.S. Total Market
Index........................................................................
 16
Dow Jones U.S. Basic Materials Sector
Index..............................................................     17
Dow Jones U.S. Consumer Cyclical Sector
Index............................................................     17
Dow Jones U.S. Consumer Non-Cyclical Sector
Index........................................................     17
Dow Jones U.S. Energy Sector
Index.......................................................................
18
Dow Jones U.S. Financial Sector
Index....................................................................     18
Dow Jones U.S. Healthcare Sector
Index...................................................................     18
Dow Jones U.S. Industrial Sector
Index...................................................................     18
Dow Jones U.S. Technology Sector
Index...................................................................     19
Dow Jones U.S. Telecommunications Sector
Index...........................................................     19
Dow Jones U.S. Utilities Sector
Index....................................................................     19
Dow Jones U.S. Chemicals
Index...........................................................................
    19
Dow Jones U.S. Financial Services
Index..................................................................     20
Dow Jones U.S. Internet
Index...........................................................................
 .     20
Dow Jones U.S. Real Estate
Index.........................................................................
  20
The Russell Indices
Generally.......................................................................
 .....     21
Russell 3000
Index...........................................................................
 ............     21


--------------------------------------------------------------------------------
page ii                                                                 i Shares

Russell 3000 Growth
Index...........................................................................
 .....     21
Russell 3000 Value
Index...........................................................................
 ......     22
Russell 2000
Index...........................................................................
 ............     22
Russell 2000 Growth
Index...........................................................................
 .....     22
Russell 2000 Value
Index...........................................................................
 ......     22
Russell 1000
Index...........................................................................
 ............     23
Russell 1000 Growth
Index...........................................................................
 .....     23
Russell 1000 Value
Index...........................................................................
 ......     23
Russell Midcap
Index...........................................................................
 ..........     24
Russell Midcap Growth
Index...........................................................................
 ...     24
Russell Midcap Value
Index...........................................................................
 ....     24
The Cohen & Steers Realty Majors Index
Generally.........................................................     24
Cohen & Steers Realty Majors
Index.......................................................................
25
The Nasdaq Biotechnology Index
Generally.................................................................
25
Nasdaq Biotechnology
Index...........................................................................
 ....     26
The Goldman Sachs Indices
Generally......................................................................
   27
The Goldman Sachs Technology
Index.......................................................................
27
The Goldman Sachs Technology Industry Sector Indices
Generally...........................................     28
The Goldman Sachs Technology Industry Multimedia
Index...................................................     29
The Goldman Sachs Technology Industry Semiconductor
Index................................................     29
The Goldman Sachs Technology Industry Software
Index.....................................................     29
The MSCI Index
Generally.......................................................................
 ..........     30
MSCI EAFE
Index...........................................................................
 ...............     33
Investment
Limitations.....................................................................
 ..............     34
Continuous
Offering........................................................................
 ..............     35
Management......................................................................
 .........................     35
 Trustees and
Officers........................................................................
 ...........     35
 Remuneration of Trustees and
Officers...................................................................
36
 Control
Persons.........................................................................
 ................     37
 Investment
Advisor.........................................................................
 .............     42
 Administrator, Custodian, Transfer Agent and Securities Lending
Agent...................................     44

Distributor.....................................................................
 ........................     44
 Index
Providers.......................................................................
 ..................     45
Brokerage
Transactions....................................................................
 ...............     45
Additional Information Concerning the
Trust..............................................................     46
 Capital
Stock...........................................................................
 ................     46
 Book Entry Only
System..........................................................................
 ........     46
 DTC Acts as Securities Depository for the
iShares.......................................................     47
Creation and Redemption of Creation Unit
Aggregations....................................................     48

Creation........................................................................
 ........................     48
 Fund
Deposit.........................................................................
 ...................     48
 Procedures for Creation of Creation Unit
Aggregations...................................................     48
 Placement of Creation Orders for Domestic Funds Using Clearing
Process..................................     50
 Placement of Creation Orders for Domestic Funds Outside Clearing
Process................................     50
 Placement of Creation Orders for Foreign
Funds..........................................................     51
 Acceptance of Orders for Creation Unit
Aggregations.....................................................     51
 Creation Transaction
Fee.............................................................................
 ...     51
 Redemption of iShares in Creation Unit
Aggregations.....................................................     51
 Redemption Transaction
Fee.............................................................................
 .     54
 Placement of Redemption Orders for Domestic Funds Using Clearing
Process................................     55
 Placement of Redemption Orders for Domestic Funds Outside Clearing
Process..............................     55
 Placement of Redemption Orders for Foreign
Funds........................................................     56
Foreign Market
Hours...........................................................................
 ..........     57
 Regular
Holidays........................................................................
 ................     59
Settlement Periods Greater than Seven Days for Year
2000.................................................     61
Taxes...........................................................................
 .........................     62
 Federal Tax Treatment of Futures and Options
Contracts..................................................     63
Determination of
NAV.............................................................................
 ........     64


--------------------------------------------------------------------------------
General Description of the Trust and its Funds                          page iii

Dividends and
Distributions...................................................................
 ...........     65
 General
Policies........................................................................
 ................     65
 Dividend Reinvestment
Service.........................................................................
 ..     65
Performance and Other
Information.....................................................................
 ...     66
Financial
Statements......................................................................
 ...............     67
Miscellaneous
Information.....................................................................
 ...........     68

Counsel.........................................................................
 ........................     68
 Independent
Auditors........................................................................
 ............     68


--------------------------------------------------------------------------------
page iv                                                                 i Shares

General Description of the Trust and its Funds

The Trust currently consists of over 40 investment portfolios (each a "Fund" and collectively the "Funds"). The Trust was organized as a Delaware business trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act").


This Statement of Additional Information relates to the following Funds:


     .  iShares S&P 100 Index Fund
     .  iShares S&P 500 Index Fund
     .  iShares S&P 500/BARRA Growth Index Fund
     .  iShares S&P 500/BARRA Value Index Fund
     .  iShares S&P MidCap 400 Index Fund
     .  iShares S&P MidCap400/BARRA Growth Index Fund
     .  iShares S&P MidCap400/BARRA Value Index Fund
     .  iShares S&P SmallCap 600 Index Fund
     .  iShares S&P SmallCap 600/BARRA Growth Index Fund
     .  iShares S&P SmallCap 600/BARRA Value Index Fund
     .  iShares S&P Global 100 Index Fund
     .  iShares S&P Europe 350 Index Fund
     .  iShares S&P/TSE 60 Index Fund

     .  iShares Dow Jones U.S. Total Market Index Fund
     .  iShares Dow Jones U.S. Basic Materials Sector Index Fund
     .  iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
     . iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund . iShares Dow Jones U.S. Energy Sector Index Fund
     .  iShares Dow Jones U.S. Financial Sector Index Fund
     .  iShares Dow Jones U.S. Healthcare Sector Index Fund
     .  iShares Dow Jones U.S. Industrial Sector Index Fund
     .  iShares Dow Jones U.S. Technology Sector Index Fund
     .  iShares Dow Jones U.S. Telecommunications Sector Index Fund
     .  iShares Dow Jones U.S. Utilities Sector Index Fund
     .  iShares Dow Jones U.S. Chemicals Index Fund
     .  iShares Dow Jones U.S. Financial Services Index Fund
     .  iShares Dow Jones U.S. Internet Index Fund
     .  iShares Dow Jones U.S. Real Estate Index Fund

     .  iShares Russell 3000 Index Fund
     .  iShares Russell 3000 Growth Index Fund
     .  iShares Russell 3000 Value Index Fund
     .  iShares Russell 2000 Index Fund
     .  iShares Russell 2000 Growth Index Fund
     .  iShares Russell 2000 Value Index Fund
     .  iShares Russell 1000 Index Fund
     .  iShares Russell 1000 Growth Index Fund
     .  iShares Russell 1000 Value Index Fund
     .  iShares Russell Midcap Index Fund
     .  iShares Russell Midcap Growth Index Fund
     .  iShares Russell Midcap Value Index Fund


     .  iShares Cohen & Steers Realty Majors Index Fund

     .  iShares Nasdaq Biotechnology Index Fund

     .  iShares Goldman Sachs Technology Index Fund
     .  iShares Goldman Sachs Networking Index Fund
     .  iShares Goldman Sachs Semiconductor Index Fund
     .  iShares Goldman Sachs Software Index Fund


     .  iShares MSCI  EAFE Index Fund



The shares of each iShares Trust Fund are referred to herein as "iShares".


The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an "Underlying Index") representing publicly traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. Each Fund is managed by Barclays Global Fund Advisors ("BGFA").

Each Fund offers and issues iShares at their net asset value ("NAV") only in aggregations of a specified number of iShares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The iShares described in the Prospectus are listed and traded on national securities exchanges (a "Listing Exchange"). iShares also are listed and traded on certain non-U.S. Exchanges. The American Stock Exchange ("AMEX"), Chicago Board Options Exchange ("CBOE"), the New York Stock Exchange, Inc. (the "NYSE"), the Stock Exchange of Hong Kong ("SEHK") and the Singapore Exchange ("SGX") are each referred to herein as a Listing Exchange. iShares currently trade on a Listing Exchange and other exchanges at market prices that may be below, at, or above NAV. iShares are redeemable only in Creation Unit aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units typically are specified number of iShares, generally 50,000.


The Trust reserves the right to offer a "cash" option for creations and redemptions of iShares although it has no current intention of doing so. iShares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 125% of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus in the Overview and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of iShares of any Fund will continue to be met. The Listing Exchange may, but is not required to, remove the iShares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the iShares of a Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will remove the iShares of a Fund from listing and trading upon termination of such Fund.


As in the case of other publicly-traded securities, broker's commissions on transactions will be based on negotiated commission rates at customary levels.


The following table sets forth the ratio of NAV to the Underlying Index's value by Fund as of each Fund's inception date.




                     Ratio of

                    NAV/Index

                     Value by
iShares Index Fund
                       Fund
------------------
                       ----
iShares S&P 100 Index Fund
                        1/10
iShares S&P 500 Index Fund
                        1/10
iShares S&P 500/BARRA Growth Index Fund
                        1/10
iShares S&P 500/BARRA Value Index Fund
                        1/10
iShares S&P MidCap 400 Index Fund
                        1/5
iShares S&P MidCap 400/BARRA Growth Index Fund
                        1/2
iShares S&P MidCap 400/BARRA Value Index Fund
                        1/2
iShares S&P SmallCap 600 Index Fund
                        1/2
iShares S&P SmallCap 600/BARRA Growth Index Fund
                        1/2
iShares S&P SmallCap 600/BARRA Value Index Fund
                        1/2
iShares S&P Global 100 Index Fund
                        1/20
iShares S&P Europe 350 Index Fund
                        1/20
iShares S&P/TSE 60 Index Fund
                        1/10
iShares Dow Jones U.S. Total Market Index Fund
                        1/5
iShares Dow Jones U.S. Basic Materials Sector Index Fund
                        1/4
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
                        1/5
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
                        1/5
iShares Dow Jones U.S. Energy Sector Index Fund
                        1/5
iShares Dow Jones U.S. Financial Sector Index Fund
                        1/5
iShares Dow Jones U.S. Healthcare Sector Index Fund
                        1/5
iShares Dow Jones U.S. Industrial Sector Index Fund
                        1/5
iShares Dow Jones U.S. Technology Sector Index Fund
                        1/10
iShares Dow Jones U.S. Telecommunications Sector Index Fund
                        1/5
iShares Dow Jones U.S. Utilities Sector Index Fund
                        1/2
iShares Dow Jones U.S. Chemicals Index Fund
                        1/4
iShares Dow Jones U.S. Financial Services Index Fund
                        1/5
iShares Dow Jones U.S. Internet Index Fund
                        1/4
iShares Dow Jones U.S. Real Estate Index Fund
                        1/2
iShares Russell 3000 Index Fund
                        1/10
iShares Russell 3000 Growth Index Fund
                        1/10


iShares Russell 3000 Value Index Fund
                        1/10
iShares Russell 2000 Index Fund
                        1/5
iShares Russell 2000 Growth Index Fund
                        1/5
iShares Russell 2000 Value Index Fund
                        1/5
iShares Russell 1000 Index Fund
                        1/10
iShares Russell 1000 Growth Index Fund
                        1/10
iShares Russell 1000 Value Index Fund
                        1/10
iShares Russell Midcap Index Fund
                        1/25
iShares Russell Midcap Growth Index Fund
                        1/25
iShares Russell Midcap Value Index Fund
                        1/8
iShares Cohen & Steers Realty Majors Index Fund
                        1/8
iShares Nasdaq Biotechnology Index Fund
                        1/10
iShares Goldman Sachs Technology Index Fund
                        1/4
iShares Goldman Sachs Networking Index Fund
                        1/4
iShares Goldman Sachs Semiconductor Index Fund
                        1/4
iShares Goldman Sachs Software Index Fund
                        1/4
iShares MSCI EAFE Index Fund
                         *
*The ratio of NAV/Index value is not available for this Fund.


The Trust reserves the right to adjust the stock prices of iShares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund. However, the ratio of a Fund's NAV to its Underlying Index would change in such instance.

Investment Strategies and Risks

Each Fund seeks to achieve its objective by investing in common stocks that comprise the relevant Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund's portfolio will ordinarily not result in the elimination of the security from a Fund's portfolio.

Some Funds will engage in Replication, by which they hold substantially all of the securities of the Underlying Index in approximately the same proportions as reflected in the Underlying Index. Other Funds will engage in Representative Sampling, which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.


Funds that Use Replication
--------------------------

iShares S&P 500 Index Fund
iShares S&P 500/BARRA Growth Index Fund
iShares S&P 500/BARRA Value Index Fund
iShares S&P MidCap 400/BARRA Growth Index Fund iShares S&P MidCap 400/BARRA Value Index Fund iShares S&P SmallCap 600/BARRA Growth Index Fund iShares S&P 100 Index Fund iShares Dow Jones U.S. Total Market Index Fund iShares Russell 3000 Index Fund iShares Russell 3000 Growth Index Fund iShares Russell 2000 Growth Index Fund iShares Russell 1000 Index Fund iShares Russell 1000 Growth Index Fund iShares Russell 1000 Value Index Fund iShares Goldman Sachs Software Index Fund iShares Russell Midcap Index Fund iShares Russell Midcap Growth Index Fund iShares Russell Midcap Value Index Fund

Funds that Use Representative Sampling
--------------------------------------

iShares S&P SmallCap 600 Index Fund
iShares S&P SmallCap 600/BARRA Value Index Fund iShares S&P MidCap 400 Index Fund iShares S&P Global 100 Index Fund iShares S&P Europe 350 Index Fund iShares S&P/TSE 60 Index Fund

Funds that Use Representative Sampling (continued)
-------------------------------------------------

iShares Dow Jones U.S. Basic Materials Sector Index Fund iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund iShares Goldman Sachs Networking Index Fund iShares Goldman Sachs Semiconductor Index Fund iShares Dow Jones U.S. Energy Sector Index Fund iShares Dow Jones U.S. Financial Sector Index Fund iShares Dow Jones U.S. Healthcare Sector Index Fund iShares Dow Jones U.S. Industrial Sector Index Fund iShares Dow Jones U.S. Technology Sector Index Fund iShares Dow Jones U.S. Telecommunications Sector Index Fund iShares Dow Jones U.S. Utilities Sector Index Fund iShares Dow Jones U.S. Chemicals Index Fund iShares Dow Jones U.S. Financial Services Index Fund iShares Dow Jones U.S. Internet Index Fund iShares Dow Jones U.S. Real Estate Index Fund iShares Russell 3000 Value Index Fund iShares Russell 2000 Index Fund iShares Russell 2000 Value Index Fund iShares Cohen & Steers Realty Majors Index Fund iShares Nasdaq Biotechnology Index Fund iShares Goldman Sachs Technology Index Fund

iShares MSCI EAFE Index Fund


At least 90% of each Fund's total assets will be invested in securities in its Underlying Index. A Fund may also invest up to 10% of its total assets in futures, options and swap contracts (in each case related to the Underlying Index and its component securities), cash and cash equivalents, as well as in securities not included in its Underlying Index if BGFA determines this to be appropriate in light of the Fund's investment objective and relevant investment constraints. The following examples illustrate the circumstances in which a Fund would hold securities not included in its Underlying Index. First, in order to reflect various corporate actions (such as mergers) and other changes in the Fund's Underlying Index (reconstitutions), a Fund may hold securities that are announced as additions to the Underlying Index prior to their actual date of inclusion in such index. Second, a Fund may hold securities that have been recently deleted from its Underlying Index due to various corporate action and reconstitutions. Third, a Fund may invest in securities outside the Underlying Index when necessary to meet the diversification requirements of a regulated investment company under the Internal Revenue Code (the "Code"). In such cases, the securities outside the Underlying Index will be securities in the relevant market, market segment, market sector or group of industries tracked by such Index.


Representative Sampling is used for those Funds where BGFA believes that Replication is not the most effective means to track the Underlying Index. The number of securities, liquidity of underlying securities, restrictions on the ownership of securities, high transaction expenses and other trading costs, and tax and other regulatory restrictions are among the factors which BGFA considers. Although Representative Sampling has been an effective means of approximating index performance in the past, it will not usually enable a Fund to track the Underlying Index's performance with the accuracy achieved by Replication. Each Fund will be reviewed regularly and adjusted, when necessary, to correlate with the relevant Underlying Index.

Lack of Diversification of Certain Funds. The following table sets forth the diversification status of each Fund.

Diversified Funds
-----------------

iShares S&P 500 Index Fund
iShares S&P 500/BARRA Value Index Fund
iShares S&P MidCap 400 Index Fund
iShares S&P MidCap 400/BARRA Growth Index Fund iShares S&P MidCap 400/BARRA Value Index Fund iShares S&P SmallCap 600 Index Fund iShares S&P SmallCap 600/BARRA Growth Index Fund iShares S&P SmallCap 600/BARRA Value Index Fund iShares S&P Europe 350 Index Fund iShares Dow Jones U.S. Total Market Index Fund iShares Russell 3000 Index Fund iShares Russell 3000 Growth Index Fund iShares Russell 3000 Value Index iShares Russell 2000 Index Fund iShares Russell 2000 Growth Index Fund iShares Russell 2000 Value Index Fund iShares Russell 1000 Index Fund iShares Russell 1000 Value Index Fund iShares Russell Midcap Index Fund iShares Russell Midcap Growth Index Fund iShares Russell Midcap Value Index Fund


Non-Diversified Funds
----------------------

iShares S&P 500/BARRA Growth Index Fund
iShares S&P 100 Index Fund
iShares S&P Global 100 Index Fund
iShares S&P/TSE 60 Index Fund
iShares Dow Jones U.S. Basic Materials Sector Index Fund iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund iShares Dow Jones U.S. Energy Sector Index Fund iShares Dow Jones U.S. Financial Sector Index Fund iShares Dow Jones U.S. Healthcare Sector Index Fund iShares Dow Jones U.S. Industrial Sector Index Fund iShares Dow Jones U.S. Technology Sector Index Fund iShares Dow Jones U.S. Telecommunications Sector Index Fund iShares Dow Jones U.S. Utilities Sector Index Fund iShares Dow Jones U.S. Chemicals Index Fund iShares Dow Jones U.S. Financial Services Index Fund iShares Dow Jones U.S. Internet Index Fund iShares Dow Jones U.S. Real Estate Index Fund iShares Russell 1000 Growth Index Fund iShares Cohen & Steers Realty Majors Index Fund iShares Nasdaq Biotechnology Index Fund iShares Goldman Sachs Technology Index Fund iShares Goldman Sachs Networking Index Fund iShares Goldman Sachs Semiconductor Index Fund iShares Goldman Sachs Software Index Fund iShares MSCI EAFE Index Fund


With respect to 75% of a Fund's total assets, a diversified Fund does not invest more than 5% of its assets in securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25 percent of the Fund's assets may be invested in any manner.


A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. A non-diversified Fund may also concentrate its investments in a particular industry or group of industries, as noted in the descriptions of such Fund. The securities of a particular issuer, or of issuers in particular industries, may dominate the Underlying Index of such a Fund and, consequently, its investment portfolio. This may adversely affect its performance or subject its iShares to greater price volatility than that experienced by more diversified investment companies.


Each Fund, however (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code severely limits the investment flexibility of certain Funds and makes it less likely that such Funds will meet their investment objectives.

Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Investors Bank and Trust serves as the lending agent for the Funds and as such, shares in any net income earned by a Fund. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the relevant Fund. These loans cannot exceed 30% of a Fund's total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to, the review of the Board of Trustees (the "Board" or the "Trustees"), so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (i) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 100% of the value of the securities loaned (on a "mark-to-market" basis); (ii) the loan be made subject to termination by a Fund at any time; and (iii) a Fund receives reasonable interest on the loan. Securities lending procedures approved by the Board will meet or exceed the requirements stated above and promulgated under the 1940 Act. From time to time, each Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.


Repurchase Agreements. Each Fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Should a Fund enter into a repurchase agreement, each such Fund would maintain custody of the underlying securities prior to their repurchase. Thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose each Fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which each Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by BGFA. BGFA will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, BGFA will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. BGFA will mark-to-market daily the value of the securities. Under the 1940 Act, repurchase agreements are considered loans.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund's assets. The custodian bank will maintain a separate account for each Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Currency Transactions. No Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality is determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

BGFA has filed an application to receive an exemptive order from the SEC to permit the funds which it manages, including the funds of the Trust, to invest in shares of money market funds affiliated with BGFA. Pursuant to this order, the funds would be permitted to invest in shares of money market funds affiliated with BGFA for cash management purposes, provided that BGFA and any of its affiliates waive management fees and other expense with respect to fund assets invested therein.


Foreign Securities. Each Fund may purchase publicly traded common stocks of foreign corporations represented in the Underlying Indices. Each Fund's investment in common stock of foreign corporations represented in the Underlying Indices may also be in the form of American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Investment Companies, REITs. Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate. Each Fund may invest its assests in securities of money market funds advised by BGFA or otherwise affiliated with such Fund.


Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. In view of the above considerations, each Fund will comply with the following restriction when purchasing or selling futures. Aggregate initial margin and premiums that are required to establish positions other than those considered to be "bona fide hedging" by the Commodity Futures Trading Commission (the "CFTC") will not exceed 5% of each Fund's total market value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In addition, each Fund will not purchase options to the extent that more than 5% of the value of such Fund's total assets would be invested in premiums on open put option positions.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Future Developments. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this Statement of Additional Information and in the Prospectus, provided they are consistent with each Fund's investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks. A discussion of the risks associated with an investment in a Fund is contained in the Prospectus in the Principal Risk Factors Common to All Funds and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of iShares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Underlying Indices are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's iShares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor -- e.g. a Fund may not receive the net amount of payments that it contractually is entitled to receive.

Construction and Maintenance Standards

for the Underlying Indices

Index Dissemination. Each Listing Exchange intends to disseminate every fifteen seconds the approximate value of the iShares of every Fund except of the iShares S&P Europe 350 Index Fund, the iShares S&P/TSE 60 Index Fund and the iShares S&P Global 100 Index Fund. Bloomberg will provide approximate values for those Funds on a similar basis. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of any Fund, because it may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.

Brief descriptions of the Underlying Indices on which the Funds are based and the equity markets in which the Funds are invested are provided below.

The S&P Indices Generally.

Component Selection Criteria for Domestic Indices. The Standard & Poor's Index Committee is responsible for the overall management of the S&P Indices. Companies selected for the indices represent a broad range of industry segments within the U.S. economy. The starting universe, all U.S. publicly traded companies, is screened to eliminate ADRs, mutual funds, limited partnerships, royalty trusts and REITs. The following criteria are then analyzed to determine a company's eligibility for inclusion in the indices. Ownership of a company's outstanding common shares is analyzed in order to screen out closely held companies. The trading volume of a company's stock is analyzed to ensure ample liquidity and efficient share pricing. Both the financial and operating condition of a company also are analyzed.


Component Selection Criteria for International Indices. All securities comprising 95% of the eligible investable universe in fourteen European markets and the United Kingdom for the S&P Euro 350; 71% of the Canadian based, Toronto Exchange listed companies for the S&P Toronto Stock Exchange ("TSE") 60; 70% of the market value of the Japanese equity market for the S&P Tokyo Stock Price Index ("TOPIX") 150; 30% of the estimated total market capitalization for the region's largest countries for the S&P Latin America 40, were considered for inclusion. Where there were multiple classes of a particular equity, all classes were deemed eligible if they met the criteria for size, liquidity and sector representation. The securities in the universe are ranked according to GICS. Generally, S&P observes a prospective constituent's liquidity over a period of at least 6 months before consideration for inclusion. However, it is recognized that there may be extraordinary situations when companies should be added immediately (e.g. certain privatizations). When a particular company dominates its home market, it may be excluded from the index if analysis of the sectors reveals that its securities are not as liquid as those of similar companies in other countries.


Issue Changes. General oversight responsibility for the S&P Indices, including overall policy guidelines and methodology, is handled by the S&P Global Index Committee. Maintenance of component indices, including additions and deletions to these indices, is the responsibility of separate regional index committees composed of Standard & Poor's staff specialized in the various regional equity markets. In two cases, regional committees include non-Standard & Poor's staff as minority members. In Canada, the S&P/TSE 60 is maintained with the assistance of the Toronto Stock Exchange; in Japan, the S&P/TOPIX 150 is maintained with the assistance of the Tokyo Stock Exchange. Public announcements of index changes as the result of committee decisions will generally be made two business days in advance of the anticipated effective date whenever possible, although for exceptional corporate events announcements may be made earlier.


Index Maintenance. Maintaining the S&P Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. Share changes of less than 5% are only updated on a quarterly basis on the Friday near the end of the calendar quarter.


A Company will be removed from the S&P Indices as a result of mergers/acquisitions, bankruptcy, restructuring, or if it is no longer representative of its industry group. A company is removed from the relevant index as close as possible to the actual date on which the event occurred. A company can be removed from an index because it no longer meets current criteria for inclusion and/or is no longer representative of its industry group. All replacement companies are selected based on the above component section criteria.

When calculating index weights, individual constituents' shares held by governments, corporations, strategic partners, or other control groups are excluded from the company's shares outstanding. Shares owned by other companies are also excluded regardless of whether they are index constituents.


In countries with regulated environments, where a foreign investment limit exists at the sector or company level, the constituent's weight will reflect either the foreign investment limit or the percentage float, whichever is the more restrictive.


Once a year, the float adjustments will be reviewed. Each company's financial statements will be used to update the major shareholders' ownership. However, any Investable Weight Factor (IWF) changes, equal to or greater than 5% will be implemented as soon as reasonably possible when it results from a major corporate action. (i.e., privatization, merger, takeover, or share offering).


Changes in the number of shares outstanding driven by corporate events such as stock dividends, splits, and rights issues will be adjusted on the ex-date. Share changes of 5% or greater are implemented when they occur. All share changes of less than 5% are updated on a quarterly basis (third Friday of March, June, September, and December or at the close of the expiry of futures contracts).

Implementation of new additions, deletions, and changes to the float adjustment, due to corporate actions, will be made available at the close of the third Friday in March, June, September and December. Generally, index changes, due to rebalancing, are announced two days before the effective date by way of a news release posted on www.spglobal.com.


S&P 100 Index

Number of Components: 100
-------------------------

Index Description. The S&P 100 Index measures the performance of the large-capitalization sector of the U.S. equity market. It is a subset of the S&P 500 Index. The Index is a capitalization-weighted index representing stocks from a broad range of industries, chosen for market size, liquidity and industry group representation. The S&P 100 Index is a widely tracked index for blue-chip stocks. The S&P 100 serves as the basis for the S&P 100 options contract which trades on the CBOE. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all 100 stocks and divided by a predetermined base value. The base value of the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 100 Index represents approximately 40% of the market capitalization of listed U.S. equities.


S&P 500 Index

Number of Components: 500
-------------------------

Index Description. The Standard & Poor's 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 500/BARRA Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all 500 stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 500 Index represents approximately 77% of the market capitalization of listed U.S. equities.


S&P 500/BARRA Growth Index

Number of Components: approximately 110
---------------------------------------

Index Description. The S&P 500/BARRA Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of those companies with the highest price-to-book ratios within the S&P 500 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P 500/BARRA Growth Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 500/BARRA Growth Index represents approximately 38% of the market capitalization of listed U.S. equities.

S&P 500/BARRA Value Index

Number of Components: approximately 390
---------------------------------------

Index Description. The S&P 500/BARRA Value Index measures the large-capitalization value sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of those companies with the lowest price-to-book ratios within the S&P 500 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P 500/BARRA Value Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 500/BARRA Value Index represents approximately 38% of the market capitalization of listed U.S. equities.


S&P MidCap 400 Index

Number of Components: 400
---------------------

Index Description. The S&P 400 MidCap Index measures the performance of the mid-capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 400/BARRA Growth and Value Index series. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index is a benchmark for performance measurement of the mid-capitalization segment of the U.S. equity market. The S&P MidCap 400 Index represents approximately 6% of the market capitalization of listed U.S. equities.


S&P MidCap 400/BARRA Growth Index

Number of Components: approximately 126
---------------------------------------

Index Description. The S&P MidCap 400/BARRA Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 400 Index and consists of those companies with the highest price-to-book ratios within the S&P 400 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P MidCap 400/BARRA Growth Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P MidCap 400/BARRA Growth Index represents approximately 3.25% of the market capitalization of listed U.S. equities.

S&P MidCap 400/BARRA Value Index

Number of Components: approximately 274
---------------------------------------

Index Description. The S&P MidCap 400/BARRA Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the S&P 400 Index and consists of those companies with the lowest price-to-book ratios within the S&P 400 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P MidCap 400/BARRA Value Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P MidCap 400/BARRA Value Index represents approximately 3.25% of the market capitalization of listed U.S. equities.


S&P SmallCap 600 Index

Number of Components: 600
-------------------------

Index Description. The S&P SmallCap 600 Index measures the performance of the small-capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 600/BARRA Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 600 Index represents approximately 2.5% of the market capitalization of listed U.S. equities.


S&P SmallCap 600/BARRA Growth Index

Number of Components: approximately 197
---------------------------------------

Index Description. The S&P SmallCap 600/BARRA Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies with the highest price-to-book ratios within the S&P 600 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P SmallCap 600/BARRA Growth Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P SmallCap 600/BARRA Growth Index represents approximately 1.5% of the market capitalization of listed U.S. equities.

S&P SmallCap 600/BARRA Value Index

Number of Components: approximately 403
----------------------

Index Description. The S&P SmallCap 600/BARRA Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies with the lowest price-to-book ratios within the S&P 600 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P MidCap 600/BARRA Value Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P MidCap 600/BARRA Value Index represents approximately 1.5% of the market capitalization of listed U.S. equities.


S&P Global 100 Index

Number of Components: 100
-------------------------

Index Description. The Standard & Poor's Global 100 Index is designed to measure the performance of 100 large transnational companies that are of major importance in the global markets. A global company is defined as a corporation that has production facilities and/or other fixed assets in at least one foreign country, and makes its major management decisions in a global context. The degree to which sales are executed outside the home country is a factor in determining a company's global reach. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The composition of the S&P Global 100 Index is derived from the S&P Global 1200 Index and only includes transnational corporations under the above definition which had a minimum adjusted market capitalization of US$5 billion. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of May 31, 2001, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Finland, France, Germany, Great Britain, Italy, Japan, Korea, Mexico, Netherlands, Spain, Sweden, Switzerland and the United States.


S&P Europe 350 Index

Number of Components: 350
-------------------------

Index Description. The Standard & Poor's Europe 350 Index measures the performance of equities in the continental European region, made up of fifteen markets: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The index is a capitalization-weighted index of 350 stocks providing geographic and economic diversity over S&P's ten market sectors, each chosen for market size, liquidity and industry group representation. The market capitalization of index constituent companies is adjusted to reflect only those shares which are available to foreign investors. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P/TSE 60 Index

Number of Components: 60
------------------------

Index Description. The S&P/TSE 60 Index measures the performance of equities in the Canadian marketplace. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The market capitalization of the index's constituent companies is adjusted to reflect only those shares available for investment by the general public. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all stocks and divided by a predetermined base value. The base value for the index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.


The Dow Jones Indices Generally.

Component Selection Criteria. The Dow Jones Indices are reconstituted quarterly to reflect changes in the marketplace. All companies listed on a U.S. exchange or the NASDAQ are considered for inclusion in the indices with the following rules and exceptions. Stocks must have a minimum trade history of 6 months on the rebalancing date to be eligible for inclusion. All foreign issues including ADRs and GDRs are eliminated from the universe, as well as all non-common equity issues such as preferred stocks, convertible notes, warrants, rights, closed-end funds, trust receipts, limited liabilities companies, royalty trusts, units, limited partnerships, over-the-counter bulletin boards and pink sheet stocks. Also deleted from the universe are all companies that are at least 75% owned by another company and stocks with more than 10 non-trading days in a quarter. After component selection, stocks are weighted by their available market capitalization, which is calculated by multiplying the primary market closing price by the adjusted shares. The remaining universe is ranked by decreasing total market capitalization with cumulative percentages and broken into three groups. The Large Cap Index represents the top 70% of the cumulative market value of the U.S. equity universe, the Mid Cap Index represents the next 20% of the universe, and the Small Cap Index represents half of the remaining 10% of the equity universe. Combined, the Total Market Index represents 95% of the U.S. equity universe.

Issue Changes. Changes to the indices are reflective of changes made to each of the sub-indices that it represents. Each index is reviewed and rebalanced quarterly to maintain accurate representation of each segment. Securities that leave the index between reconstitution dates are not replaced. Thus, the number of securities in the indices over the quarter will fluctuate according to corporate activity. When a stock is acquired, delisted, or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the index. The only additions between quarterly rebalancing are as a result of spin-offs.

Index Maintenance. Maintaining the Dow Jones Indices includes monitoring and completing the adjustments for the company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. The divisor is adjusted for all changes in company market value to leave the value of the relevant index unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the applicable index. Each component is limited to a maximum market capitalization of 25% of the index weight, and sum of the weights of all issues greater than 5% of the index is limited to 50% of the index total. If components fail either rule, their market capitalization will be reduced to meet the set guidelines.

Index Availability. The Dow Jones Indices are calculated continuously and are available from major data vendors.

Dow Jones U.S. Total Market Index

Number of Components: approximately 2,024
-----------------------------------------

Index Description.   The Dow Jones Total Market Index measures the performance
of the U.S. equity broad markets. It serves as the underlying index in the Dow Jones U.S. Large-Cap Index, Dow Jones U.S. Mid-Cap Index, Dow Jones U.S. Small-Cap Index and the Dow Jones U.S. sector indices. The Dow Jones U.S. Total Market Index is a capitalization-weighted index, so the impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Total Market Index represents 95% of the market capitalization of listed U.S. equities.


Dow Jones U.S. Basic Materials Sector Index

Number of Components: approximately 87
--------------------------------------

Index Description.   The Dow Jones U.S. Basic Materials Sector Index measures
the performance of the basic materials economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Basic Materials Sector Index is capitalization-weighted and includes only companies in the Basic Materials sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Basic Materials Sector Index represents approximately 2.1% of the market capitalization of listed U.S. equities.


Dow Jones U.S. Consumer Cyclical Sector Index

Number of Components: approximately 343
---------------------------------------

Index Description.   The Dow Jones U.S. Consumer Cyclical Sector Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Consumer Cyclical Sector Index is capitalization-weighted and includes only companies in the Consumer Cyclical sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Consumer Cyclical Sector Index represents approximately 13.3% of the market capitalization of listed U.S. equities.


Dow Jones U.S. Consumer Non-Cyclical Sector Index

Number of Components: approximately 148
---------------------------------------

Index Description.   The Dow Jones U.S. Non-Cyclical Sector Index measures the
performance of the non-cyclical economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The

Dow Jones U.S. Non-Cyclical Sector Index is capitalization-weighted and includes only companies in the Non-Cyclical sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Non-Cyclical Sector Index represents approximately 6.4% of the market capitalization of listed U.S. equities.


Dow Jones U.S. Energy Sector Index

Number of Components: approximately 88
--------------------------------------

Index Description.   The Dow Jones U.S. Energy Sector Index measures the
performance of the energy economic sector of the U.S. equity market. The Dow Jones U.S. Energy Sector Index is a subset of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Energy Sector Index represents approximately 6.2% of the market capitalization of listed U.S. equities.


Dow Jones U.S. Financial Sector Index

Number of Components: approximately 344
---------------------------------------

Index Description.   The Dow Jones U.S. Financial Sector Index measures the
performance of the financial economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Financial Sector Index is capitalization-weighted and includes only companies in the financial sector of the Dow Jones U.S. Total Market Index. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Financial Sector Index represents approximately 17.4% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Healthcare Sector Index

Number of Components: approximately 171
---------------------------------------

Index Description.   The Dow Jones U.S. Healthcare Sector Index measures the
performance of the Healthcare economic sector of the U.S. equity market. This Dow Jones U.S. Healthcare Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Healthcare Sector Index is capitalization-weighted and includes only companies in the Healthcare Sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Healthcare Sector Index represents approximately 12.4% of the market capitalization of listed U.S. equities.


Dow Jones U.S. Industrial Sector Index

Number of Components: approximately 382
---------------------------------------

Index Description.   The Dow Jones U.S. Industrial Sector Index measures the
performance of the Industrial economic sector of the U.S. equity market. The Dow Jones U.S. Industrial Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Industrial Sector Index is capitalization-weighted and includes only companies in the Industrial sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Industrial Sector Index represents approximately 12.2% of the market capitalization of listed U.S. equities.


Dow Jones U.S. Technology Sector Index

Number of Components: approximately 319
---------------------------------------

Index Description.   The Dow Jones U.S. Technology Sector Index measures the
performance of the Technology economic sector of the U.S. equity market. The Dow Jones U.S. Technology Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Technology Index is capitalization-weighted and includes only companies in the Technology sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Technology Sector Index represents approximately 16.3% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Telecommunications Sector Index

Number of Components: approximately 54
--------------------------------------

Index Description.   The Dow Jones U.S. Telecommunications Sector Index measures the performance of the Telecommunications economic sector of the U.S. equity market. The Dow Jones U.S. Telecommunications Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Telecommunications Sector Index is capitalization-weighted and includes only companies in the Telecommunications sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Telecommunications Sector Index represents approximately 5% of the market capitalization of listed U.S. equities.


Dow Jones U.S. Utilities Sector Index

Number of Components: approximately 88
--------------------------------------

Index Description.   The Dow Jones U.S. Utilities Sector Index measures the
performance of the utilities economic sector of the U.S. equity market. The Dow Jones U.S. Utilities Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Utilities Sector Index is capitalization-weighted and includes only companies in the Utilities sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Utilities Sector Index represents approximately 3.4% of the market capitalization of listed U.S. equities.


Dow Jones U.S. Chemicals Index

Number of Components: approximately 43
--------------------------------------

Index Description.   The Dow Jones U.S. Chemicals Index measures the performance of the chemicals industry of the U.S. equity market. The index is a subset of the Dow Jones U.S. Basic Materials Sector Index. The Dow Jones U.S. Chemical Index is capitalization-weighted and includes only companies in the chemicals industry of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Chemicals Index represents approximately 1.2% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Financial Services Index

Number of Components: approximately 204
---------------------------------------

Index Description.   The Dow Jones U.S. Financial Services Index measures the
performance of the financial services industry segment of the U.S. equity market. The index is a subset of the Dow Jones U.S. Financial Index. The Dow Jones U.S. Financial Services Index is capitalization-weighted and includes only companies in the Banks, Savings & Loans, Securities Brokerage and Financial Services sectors of the Dow Jones U.S. Financial Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Financial Services Index represents approximately 13.3% of the market capitalization of listed U.S. equities.


Dow Jones U.S. Internet Index

Number of Components: approximately 40
--------------------------------------

Index Description.   The Dow Jones U.S. Internet Index measures the performance of the Internet industry of the U.S. equity market. It includes only companies that generate the majority of their revenues from the Internet and it is comprised of two sub-groups, Internet Commerce and Internet Services. The Index is modified capitalization-weighted, restricting a stock's weighting to 10% of its respective sub-group. The impact of a component's price change is proportional to the issue's total market value in the index, which is the share price times the number of shares. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index represents approximately 1% of the market capitalization of listed U.S. equities.


Dow Jones U.S. Real Estate Index

Number of Components: approximately 78
--------------------------------------

Index Description.   The Dow Jones U.S. Real Estate Index measures the
performance of the Real Estate industry of the U.S. equity market. The Dow Jones U.S. Real Estate Index is a subset of the Dow Jones U.S. Financial Index. The Dow Jones U.S. Real Estate Index is capitalization-weighted and includes only companies in the Real Estate industry of the Dow Jones U.S. Financial Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Real Estate Index represents approximately 1% of the market capitalization of listed U.S. equities.

The Russell Indices Generally.

Component Selection Criteria. The Russell Indices are reconstituted annually on March 31, to reflect changes in the marketplace. The starting universe for the Russell 3000 Index, all U.S. exchange and OTC listed companies, is ranked by decreasing total market capitalization. The Russell 2000 Index and the Russell 1000 Index are subsets of the Russell 3000 Index. All companies listed on a U.S. exchange or the OTC are considered for inclusion in the indices with the following rules and exceptions. Stocks must trade at or above $1.00 on May 31 to be eligible for inclusion. Only one class of security is allowed into the indices, however, special cases may exist if it is determined that each class acts independent of the other. Stocks domiciled in other countries are excluded. Also excluded are preferred and convertible preferred stock, participating preferred stock, redeemable shares, warrants and rights, trust receipts, royalty trusts, limited liability companies, OTC bulletin boards and pink sheet stocks, mutual funds, limited partnerships, and foreign stocks. After component selection, stocks are weighted by their available market capitalization, which is calculated by multiplying the composite closing price by the adjusted shares. The purpose of this adjustment is to exclude the capitalization that is not available for purchase and is not part of the investing opportunity set.

Issue Changes. Securities that leave the Russell Indices between reconstitution dates are not replaced. Thus, the number of securities in the indices over the year will fluctuate according to corporate activity. When a stock is acquired, delisted, or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the relevant indices. When acquisitions or mergers take place, the stock's capitalization moves to the acquiring stock, hence, mergers have no effect on index total capitalization if the acquiring stock is part of the index. The only additions between reconstitution dates are as a result of spin-offs.

Index Maintenance. Maintaining the Russell Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. In addition, significant float adjustments due to corporate actions are made month-end. The divisor is adjusted for all changes in company market value to leave the value of the indices unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the Russell Indices.

Russell 3000 Index

Number of Components: approximately 2,769
-----------------------------------------

Index Description. The Russell 3000 Index measures the performance of the U.S. equity broad market. It serves as the underlying index for Russell 3000 Growth and Value series and the Russell 1000 and Russell 2000 Indices, as well as each respective Growth and Value series. It is a capitalization-weighted index of the 3000 largest companies domiciled in the U.S. and its territories. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Index represents approximately 86% of the market capitalization of listed U.S. equities.

Russell 3000 Growth Index

Number of Components: approximately 1,728
-----------------------------------------

Index Description. The Russell 3000 Growth Index measures the growth sector of the U.S. equity broad market. It is a subset of the Russell 3000 Index. It is capitalization-weighted index and consisting of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 50% of the total market capitalization of the Russell 3000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Growth Index represents approximately 43% of the market capitalization of listed U.S. equities.


Russell 3000 Value Index

Number of Components: approximately 1,899
-----------------------------------------

Index Description. The Russell 3000 Value Index measures the value sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index. It is a capitalization-weighted index consisting of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth and represents approximately 50% of the total market capitalization of the Russell 3000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Value Index represents approximately 43% of the market capitalization of listed U.S. equities.


Russell 2000 Index

Number of Components: approximately 1,803
-----------------------------------------

Index Description. The Russell 2000 Index measures the small-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying index for the Russell 2000 Growth and Value index series. It is a capitalization-weighted index consisting of the 2000 smallest companies in the Russell 3000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Index represents approximately 6% of the market capitalization of listed U.S. equities.

Russell 2000 Growth Index

Number of Components: approximately 1,209
-----------------------------------------

Index Description.   The Russell 2000 Growth Index measures the small-
capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a capitalization-weighted index consisting of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 50% of the total market capitalization of the Russell 2000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Growth Index represents approximately 3% of the market capitalization of listed U.S. equities.


Russell 2000 Value Index

Number of Components: approximately 1,182
-----------------------------------------

Index Description.   The Russell 2000 Value Index measures the small-
capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a capitalization-weighted index consisting of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth and represents approximately 50% of the total market capitalization of the Russell 2000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Value Index represents approximately 3% of the market capitalization of listed U.S. equities.


Russell 1000 Index

Number of Components: approximately 962
---------------------------------------

Index Description. The Russell 1000 Index measures the performance of the large-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying index for the Russell 1000 Growth and Value Indices, and the Russell Top 200 and MidCap series. It is a capitalization-weighted index consisting of the 1000 largest companies in the Russell 3000. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Index represents approximately 80% of the market capitalization of listed U.S. equities.

Russell 1000 Growth Index

Number of Components: approximately 519
---------------------------------------

Index Description. The Russell 1000 Growth Index measures the large-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a capitalization-weighted index consisting of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 50% of the total market capitalization of the Russell 1000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Growth Index represents approximately 40% of the market capitalization of listed U.S. equities.


Russell 1000 Value Index

Number of Components: approximately 717
---------------------------------------

Index Description. The Russell 1000 Value Index measures the large-capitalization value sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a capitalization-weighted index consisting of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth and represents approximately 50% of the total market capitalization of the Russell 1000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Value Index represents approximately 40% of the market capitalization of listed U.S. equities.


Russell Midcap Index

Number of Components: approximately 782
---------------------------------------

Index Description. The Russell Midcap Index is a capitalization-weighted index consisting of approximately the [800] smallest companies in the Russell 1000 Index. As in all Russell indexes, component companies are adjusted for available float - weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell MidCap Index represents approximately 19% of the market capitalization of listed U.S. equities and is a widely used benchmark of the U.S. mid cap equity market.


Russell Midcap Growth Index

Number of Components: approximately 404
---------------------------------------

Index Description. The Russell Midcap Growth Index is a capitalization-weighted index that measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the Russell Midcap

Index, representing approximately 50% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth. As in all Russell indexes, component companies are adjusted for available float-weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.


Russell Midcap Value Index

Number of Components: approximately 606
---------------------------------------

Index Description. The Russell Midcap Value Index is a capitalization-weighted index that measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing approximately 50% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth. As in all Russell indexes, component companies are adjusted for available float - weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.


The Cohen & Steers Realty Majors Index Generally.

Component Selection Criteria. An investment committee determines the constituents of the Index. The universe of REITs is first screened for market capitalization and liquidity requirements. To be eligible for inclusion, a REIT must have a minimum market capitalization of $500 million and a minimum of 600,000 shares traded per month. The Index is composed only of core property types: office, industrial, apartments and retail. The investment committee determines the final 30 constituents based on a rigorous review process. Criteria for inclusion include: the quality of the portfolio of property, sector and geographic diversification, strong management, sound capital structure and a dominant position within a property sector.

Once the final list of constituent REITS has been determined, constituent REITs are ranked according to their respective market capitalization. Each constituent REIT that has an index weight greater than 8% will have its weight adjusted downwards until it equals 8%. The weight of the remaining constituent REITs will be increased proportionately until the aggregate of all weights equals 100%. As a result, constituents will be large and liquid without any one issue dominating the index.

Issue Changes. The Index will be rebalanced quarterly. The weighting for each constituent will be updated and adjustments will be made if any constituent has a weighting over 8%. The companies will be reviewed for size and liquidity. A REIT will be removed from the Index if its market capitalization has fallen below $400 million or if the monthly trading volume has fallen below 500,000 shares per month. In order to prevent excessive turnover, the size and liquidity requirements are not as stringent during rebalancings as they are for initial inclusion.

Between rebalancing dates, mergers or bankruptcy may result in a deletion or weighting increase. Weighting increases must be greater than 5% and will be adjusted downwards if it results in the REIT's weight becoming greater than 8%. In the case of a deletion, the investment committee will select a replacement company to ensure 30 constituents at all times.

Index Maintenance. Maintaining the Index includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spinoffs. The Index is a total return index and therefore reflects the reinvestment of dividends. The Index is calculated by the AMEX and distributed real time.

Index Availability. The Cohen & Steers Realty Majors Index is calculated and broadcast every 15 seconds over the Consolidated Tape Association's Network B under the ticker "RMP". This information is distributed by financial data vendors such as Bloomberg.

Cohen & Steers Realty Majors Index

Number of Components:  30
-------------------------

Index Description. The Cohen & Steers Realty Majors Index consists of selected Real Estate Investment Trusts ("REITs"). The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. Within the REIT market, the Index is diversified across property sectors that represent the current market. The Index is modified capitalization-weighted with constituent companies having a maximum index weight of 8%.


The Nasdaq Biotechnology Index Generally.

Component Selection Criteria. To be eligible for inclusion in the Index, a common type security must be traded on The Nasdaq Stock Market and meet he following criteria:


   . the company must be primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human disease;
   .  the security must be traded on the Nasdaq National Market;
   .  the security must have a market capitalization of at least $200 million;
   .  the security must have a price of at least $10;

   . the security must have an average daily trading volume of at least 100,000 shares;

   . the security must have "seasoned" on the Nasdaq Stock Market or another recognized market for at least 6 months; in the case of spin-offs, the operating history of the spin-off will be considered;
   . the security may not be issued by an issuer currently in bankruptcy proceedings; and
   . a security may not be added to the index if it has entered into a definitive agreement or other arrangement which would result in the security no longer being listed on the Nasdaq Stock Market within the next six months.

Issue Changes. The index will be subject to reexamination on a quarterly basis. The weights of index components will be rebalanced if one or more of the following are not met: (1) the weight of the single largest company cannot exceed 24.0% and (2) the collective weight of those index securities whose individual current weights are in excess of 4.5%, when added together, must be less than or equal to 48.0%. If either one or both of these weight distribution requirements are not met upon quarterly review, a weight rebalancing will be performed in accordance with the following plan. First, relating to weight distribution requirement (1) above, if the current weight of the single largest Index Security exceeds 24.0%, then the weights of all Large Stocks will be scaled down proportionately towards 1.0% by enough for the adjusted weight of the single largest Index Security to be set to 20.0%. Second, relating to weight distribution requirement (2) above, for those Index Securities whose individual current weights or adjusted weights in accordance with the preceding step are in excess of 4.5%, if their "collective weight" exceeds 48.0%, then the weights of all Large Stocks will be scaled down proportionately towards 1.0% by just enough for the "collective weight," so adjusted, to be set to 40.0%.

Semi-annual Ranking Review. The Index Securities are evaluated semi-annually based on market data. Companies currently within the Index must meet the maintenance criteria of $100 million in marker capitalization, a $7.50 price and 50,000 shares average daily trading volume. Index securities not meeting the maintenance criteria are maintained in the Index provided that such security met the maintenance criteria in the previous ranking. Securities not meeting the maintenance criteria for two consecutive rankings are removed. Changes will occur after the close of trading on the third Friday in May and November using end of March and September price data and end of April and October publicly available total shares outstanding data.


Index Maintenance. Companies in the Index are monitored every day by Nasdaq, with respect to changes in total shares outstanding arising from secondary offerings, stock repurchases, conversions or other corporate actions. If the change in total shares outstanding arising from such corporate action is greater than or equal to 5.0%, such change is ordinarily made to the Index on the evening prior to the effective date of such corporate action or as soon as practical thereafter. Otherwise, if the change in total shares outstanding is less than 5%, then all such changes are accumulated and made effective at one time on a quarterly basis after the close of trading on the third Friday in each of March, June, September and December. In either case, the Index share weights for such Index Securities are adjusted by the same percentage amount by which the total shares outstanding have changed in such Index Securities. Ordinarily, whenever there is a change in Index share weights or a change in a component security included in the Index, Nasdaq adjusts the divisor to assure that there is no discontinuity in the value of the Index, which might otherwise be caused by any such change.

Index Availability. The Nasdaq Biotechnology Index is calculated continuously and widely disseminated to major data vendors.

Nasdaq Biotechnology Index

Number of Components:  67
-------------------------

Index Description. The Nasdaq Biotechnology Index contains companies primarily engaged in biomedical research for the discovery or development of new treatments or cures for human disease. The Index is one of eight sub-indices of the Nasdaq Composite Index, which measures all common stocks listed on The Nasdaq Stock Market. The Index is modified market-value weighted, and is subject to rebalancing to ensure that the relative weightings of the index components meet requirements for a diversified portfolio. The market value, the last sale price multiplied by index share weights, is calculated throughout the trading day, and is related to the total value of the Index. On November 1, 1993, the Biotechnology Index began with a base of 200.00.


The Goldman Sachs Indices Generally.


Component Selection Criteria. The starting universe for eligible constituents of the Goldman Sachs Sector Index are companies classified by the Goldman Sachs Investment research department as belonging to a Goldman Sachs Sector Index industry or sector. These decisions are based on the Goldman Sachs Investment Research Sector and Industry Classified System as supplemented by the Bloomberg Classification, Standard Industrial Classification and Russell Industry Classification. The stock of each constituent company must trade on either the NYSE, the AMEX or on the NASDAQ. Foreign companies with common shares listed on such exchanges are also eligible for inclusion in a Goldman Sachs Sector Index. Certain ADRs that have been a traditional part of the portfolios of U.S. institutional investors are also eligible. Limited Partnerships, and closed-end funds are excluded. The total market capitalization of a stock eligible for inclusion must be equal or greater than the market capitalization limit as of the most recent rebalancing. Companies with float (i.e., holdings in excess of 10% by an individual, corporation or family trust) below 20% are not eligible. The annualized turnover of company shares on the relevant exchange(s) must be 30% or more to further ensure adequate liquidity.

The index is initially capitalization weighted, based on the following formula: number of outstanding shares of a constituent multiplied by its share price as of the index's inception or rebalancing date. Weights are then modified so that none exceeds a predetermined limit. If the combined weight of all the constituents with an index weight greater than 5% in a sector index exceeds 45%, the largest stocks in the sector will be capped using a sliding scale until the combined weight is less than 45%.

Issue Changes. The Goldman Sachs Sector Indices are rebalanced semiannually on the third Friday of June and December. The total market capitalization for stocks to be added to the index must be equal to or greater than the capitalization limit at inception of the index or as of the most recent semiannual rebalancing date. A company's total market capitalization shall be based on the number of its outstanding shares and its closing price on its primary exchange as of inception or the rebalancing date. The market capitalization limit for each index will be determined at index inception and will be periodically revised to reflect changes in market levels. Index constituents with capitalization below 50% of the limit as of a rebalancing date or that fail to meet certain float and share turnover requirements shall be removed after the close on the effective date of the rebalancing. Changes to a company's shares outstanding that are greater than 5% will be applied to the index when they are effective on a best-efforts basis. Changes that are less than 5% will be applied to the index at next regularly scheduled rebalancing.

Index Maintenance. Each index is adjusted to reflect company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructurings and spin-offs. For changes of 5% or more in a company's number of shares outstanding that result from a merger, acquisition or spin-off, the index is adjusted upon the close of the consummation of such transaction on a best-efforts basis. For share changes of 5% or more that result from the issuance or repurchase or common shares, the index is adjusted upon the confirmation of such issuance or repurchase on a best-efforts basis.
If a constituent company spins off a company, the parent and the spin-off will each remain in the index as long as they each satisfy the component selection criteria described above, except with respect to the 30% turnover requirement. In the event that a constituent company files for bankruptcy, its stock will be removed from the index effective the close of that date.

Goldman Sachs Technology Sector Index

Number of Components: approximately 219
---------------------------------------

Index Description. The Goldman Sachs Technology Sector Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded technology-related stocks. The Index includes companies that are: producers of sophisticated computer-related devices, electronics networking and Internet services; producers of computer and Internet software; consultants for information technology; and providers of computer services. It is a modified capitalization-weighted index. In a modified capitalization index, the weightings of large issuers is capped in order to reduce the impact of a small number of large capitalization stocks. The constituent stocks in this index are weighted according to the total market value of their outstanding shares, except that no constituent is weighted in excess of a predetermined limit and stocks with a weight greater than 5% in the index cannot exceed 45% of the index. In this way, the impact of a component's price change on the Index is generally proportional to the issue's total market value. The Index value is calculated by summing up the weight-adjusted market capitalizations for all constituent stocks and dividing that sum by a predetermined base value. The index was introduced in July 1998 with a base value of 100 as of April 30, 1998 and a capitalization weighting limit of 7.5% as of the most recent rebalancing date. The value of the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.


The index is calculated on a real-time basis and disseminated at regular intervals throughout the day.

The Goldman Sachs Technology Industry Sector Indices Generally


Component Selection Criteria. The starting universe for eligible constituents of the Goldman Sachs Subsector indices are companies classified by the Goldman Sachs Investment Research department as belonging to a Goldman Sachs Investment Research Sector Industry Classification System. These decisions are based on the Goldman Sachs Investment Research Sector and Industry Classified System as supplemented by the Bloomberg Classification, Standard Industrial Classification and Russell Industry Classification. The stock of each constituent company must trade on either the NYSE, the AMEX or on NASDAQ. Foreign companies with common shares listed on such exchanges are also eligible for inclusion in a Goldman Sachs Technology Indices. Limited Partnerships and closed-end funds are excluded. The total market capitalization of a stock eligible for inclusion must be equal or greater than the market capitalization limit as of the most recent rebalancing. Companies with float below 20% are not eligible. A company's float shall reflect all adjustments to a company's actual shares outstanding to account for holding in excess of 10% by an individual, corporation or family trust. The annualized turnover of company shares on the relevant exchange(s) must be 30% or more to further ensure adequate liquidity.


Each index is initially capitalization weighted, based on the following formula: number of outstanding shares of a constituent multiplied by its share price as of the index's inception or rebalancing date. Weights are then modified so that none exceeds a predetermined limit of 8.5%.


Issue Changes. The Goldman Sachs Technology Industry Sector Indices are rebalanced semiannually on the third Friday of June and December. The total market capitalization for stocks to be added to the index must be equal to or greater than the capitalization limit at inception of the index or as of the most recent semiannual rebalancing date. A company's total market capitalization shall be based on the number of its outstanding shares and its closing price on its primary exchange as of inception or the rebalancing date. The market capitalization limit for each index will be determined at index inception and will be periodically revised to reflect changes in market levels. Index constituents with capitalization below 50% of the limit, less than 10% float or less than 15% annualized share turnover as of a rebalancing date shall be removed after the close on the effective date of the rebalancing. Changes to a company's shares outstanding that are greater than 5% will be applied to the index when they are effective on a best-efforts basis. Changes that are less than 5% will be applied to the index at next regularly scheduled rebalancing.


Index Maintenance. Each index is adjusted to reflect company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructurings and spin-offs. For changes of 5% or more in a company's number of shares outstanding that result from a merger, acquisition or spin-off, the index is adjusted upon the close of the consummation of such transaction on a best-efforts basis. For share changes of 5% or more that result from the issuance or repurchase or common shares, the index is adjusted upon the confirmation of such issuance or repurchase on a best-efforts basis.
If a constituent company spins off a company, the parent and the spin-off will each remain in the index as long as they each satisfy the component selection criteria described above, except with respect to the 30% turnover requirement. In the event that a constituent company files for bankruptcy, its stock will be removed from the index effective at the close of that date.


Index Availability. The Goldman Sachs Technology Industry Sector Indices are calculated continuously and are available from major data vendors.


Goldman Sachs Technology Industry Multimedia Networking Index

Number of Components: approximately 31

Index Description. The Goldman Sachs Technology Industry Multimedia Networking Index has been developed by Goldman Sachs as an equity benchmark for multimedia networking stocks. The Index includes companies that are: producers of telecom equipment, data networking and wireless equipment. The stocks are selected from a universe of technology stocks as categorized by the GSTI. The Goldman Sachs Technology Industry Multimedia Networking Index is designed to minimize turnover by; semi-annual rebalancing, open number of companies, high level for entry, low level for removal, and bias toward leaving a stock in unless there is a strong argument for removal. Additionally, to reflect mutual fund restrictions on stock weights, constituents are modified -cap weighted such that each stock is no more than 8.5% of the index at the time of rebalancing. The index was introduced in April 1996 with a base value of 100.


Goldman Sachs Technology Industry Semiconductor Index

Number of Components: approximately 43
--------------------------------------


Index Description. The Goldman Sachs Technology Industry Semiconductor Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded semiconductor stocks. The Index includes companies that are producers of capital equipment or manufacturers of wafer and chips.The stocks are selected from a universe of technology stocks as categorized by the GSTI. The Goldman Sachs Technology Industry Semiconductor Index is designed to minimize turnover by; semi-annual rebalancing, open number of companies, high level for entry, low level for removal, and bias toward leaving a stock in unless there is a strong argument for removal. Additionally, to reflect mutual fund restrictions on stock weights, constituents are modified -cap weighted such that each stock is no more than 8.5% of the index at the time of rebalancing. The index was introduced in April 1996 with a base value of 100.


Goldman Sachs Technology Industry Software Index

Number of Components: approximately 53
--------------------------------------


Index Description. The Goldman Sachs Technology Industry Software Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded software-related stocks. The Index includes companies that are: producers of client/server, enterprise software, Internet software, PC and entertainment software. The stocks are selected from a universe of technology stocks as categorized by the GSTI. The Goldman Sachs Software Index is designed to minimize turnover by; semi-annual rebalancing, open number of companies, high level for entry, low level for removal, and bias toward leaving a stock in unless there is a strong argument for removal. Additionally, to reflect index mutual fund restrictions on stock weights, constituents are modified -cap weighted such that each stock is no more than 8.5% of the index at the time of rebalancing. The index was introduced in April 1996 with a base value of 100.


The MSCI Index Generally


Although local stock exchanges have traditionally calculated their own indices, these generally are not comparable with one another, due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI applies the same criteria and calculation methodology across all markets, developed and emerging, for all of its indices.


MSCI Indices are notable for the depth and breadth of their coverage. MSCI generally seeks to have 60% of the capitalization of a country's stock market reflected in the MSCI Index for that country. However, MSCI has announced that effective as of the close of markets May 31, 2002, MSCI will make the following two changes in its coverage: (i) MSCI will seek to have 85% of the capitalization of a country's stock market reflected in the MSCI Index for that country, and (ii) the capitalization of a country's stock market will be reflected in the MSCI Index as "free float" adjusted market capitalization. MSCI defines free float as total shares outstanding excluding shares held by strategic investors such as governments, corporations, controlling shareholders, and management, and shares subject to foreign ownership restrictions.


Prior to its complete implementation, MSCI plans to calculate each Index and publish Index constituents and their Inclusion Factors based on an enhanced methodology on May 19, 2001, and will begin calculating a provisional index series on May 31, 2001. In the first phase, effective as of the close of business November 30, 2001, MSCI will implement approximately half of the change resulting from the free float adjustment for all existing index constituents and, simultaneously, include all the new constituents resulting from the increase in coverage to 85% at approximately half of their free float-adjusted market capitalization. The remaining adjustments to fully implement the enhanced methodology will take place in the second phase, effective as of the close of business May 31, 2002. Given trends such as increased market concentration, MSCI believes the increase in coverage should provide greater diversification and representation of market opportunities. The MSCI Indices will seek to balance the inclusiveness of an "all share" index against the ability of a "blue chip" index to be easily replicated.


Regional Weights. Market capitalization weighting, combined with a consistent target of 60% of market capitalization (85% of free float-adjusted market capitalization after May 31, 2002), helps ensure that each country's weight in regional and international indices approximates its weight in the total universe of developing markets. MSCI believes that maintaining consistent policies among MSCI developed market indices also is critical to the calculation of certain combined developed market indices it publishes.


Selection Criteria


The Universe of Securities. The constituents of a country index are selected from the full range of securities available in the market, excluding issues which are either small or highly illiquid. Non-domiciled companies and investment trusts are also excluded from consideration. The country constituents are classified using the Global Industry Classification Standard
(GICS). In late 1999, MSCI, in collaboration with Standard and Poors, introduced GICS. GICS is designed to ease the investment research and management process for financial professionals worldwide by providing the most up to date and detailed security classification system available. The old Industry classification system will no longer be available after December 31, 2001. The new GICS has 10 sectors drawn from 23 Industry groups, 59 Industries, and 123 Sub Industries. The selection is done on the industry group level.


The Optimization Process. The process of choosing index constituents from the universe of available securities is consistent among the MSCI Indices. Determining the constituents of an MSCI Index is an optimization process which involves maximizing float and liquidity, reflecting accurately the market's size and industry profiles and minimizing cross-ownership. The optimization variables and their targets are:


    Market Coverage                  Target 60% of market capitalization (85% of
                                     free float-adjusted market capitalization
                                     after May 31, 2002)
    Industry Representation          Mirror the local market
    Liquidity                        Maximize
    Float                            Move to Free Float
    Cross-Ownership                  Excluded
    Size                             Sample with size characteristics of
                                     universe


Coverage. To reflect accurately country-wide performance as well as the performance of industry groups, MSCI aims to capture 60% of total market capitalization at both the country and industry level (85% of free float-adjusted market capitalization after May 31, 2002). To reflect local market performance, MSCI seeks for each MSCI Index to contain a percentage of the market's overall capitalization sufficient to achieve a high level of tracking. The greater the coverage, however, the greater the risk of including securities which are illiquid or are restricted. MSCI believes its 60% (85% after May 31, 2002) coverage target reflects a balance of these considerations.


Industry Representation. Within the overall target of 60% of market capitalization (85% of free float-adjusted market capitalization after May 31, 2002) market coverage, MSCI aims to capture 60% of market capitalization (85% of free float-adjusted market capitalization after May 31, 2002) of each industry group, as defined by local practice. MSCI believes this target assures that the index reflects the industry characteristics of the overall market and permits the construction of accurate industry indices.


MSCI may exceed the 60% of market capitalization (85% of free float-adjusted market capitalization after May 31, 2002) target in its Indices in cases where one or two large companies dominate an industry. Similarly, MSCI may underweight an industry in an Index if it believes the companies in an industry lack good liquidity and float.


Under MSCI's free float-adjustement methodology, a constituent's Inclusion Factor is equal to its estimated free float rounded-up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in an Index at 25% of its market capitalization. Securities with free float below 15% will only be included in exceptional circumstances, such as where including it would significantly improve the index's ability to accurately represent the investment opportunities in that country or industry.


Size. MSCI attempts to meet its target of 60% of market capitalization (85% of free float-adjusted market capitalization after May 31, 2002) coverage by including a representative sample of large, medium and small capitalization stocks. This allows it to capture the sometimes disparate performance of these sectors. At the same time, MSCI believes that properly representing the lower capitalization end of the market may risk overwhelming an Index with names. Within these constraints, MSCI strives to include smaller capitalization stocks, provided they exhibit sufficient liquidity.


Calculation Methodology. The MSCI Indices are calculated daily using Laspeyres' concept of a weighted arithmetic average together with the concept of "chain-linking," a classical method of calculating stock market indices. The Laspeyres method weights stocks in an index by their beginning-of-period market capitalization. Share prices are "swept clean" daily and adjusted for any rights issues, stock dividends or splits. Most MSCI Indices currently are calculated in local currency and in U.S. dollars, without dividends, with gross dividends reinvested and with net dividends reinvested.


Dividend  Treatment.   The amount of an announced dividend is reinvested on the
day the security is quoted ex-dividend. The actual reinvestment takes place at the close of the ex-dividend date.


Price and Exchange Rates


Prices. Prices used in calculating MSCI Indices are the official exchange closing prices. All prices are taken from the dominant exchange in each market. In countries where there are foreign ownership limits, MSCI uses the price quoted on the official exchange, regardless of whether the limit has been reached.


Exchange Rates. MSCI uses WM/Reuters Closing Spot Rates for all developed and emerging markets. The WM/Reuters Closing Spot Rates were established by a committee of investment managers and data providers, including MSCI, whose object was to standardize exchange rates used by the investment community. Exchange rates are taken daily at 4 p.m. London time by the WM Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of "snapshots" of the latest contributed quotations taken from the Reuters service at short intervals around 4:00 p.m. WM/Reuters provides closing bid and offer rates. MSCI uses these to calculate the mid-point to 5 decimal places.


MSCI continues to monitor exchange rates independently and may, under exceptional circumstances, elect to use an alternative exchange rate if it believes the WM/Reuters rate is not representative for a given currency on a particular day.


Changes to the Indices. In changing the constituents of an Index, MSCI attempts to balance the degree to which the Index represents the current state of an evolving marketplaceand undue turnover, which is costly as well as inconvenient for managers.


There are two broad categories of events that trigger MSCI to change its Indices. The first type of events are market-driven, such as mergers, acquisitions and bankruptcies. These are announced and implemented as they occur.

The second category of events consists of structural changes that reflect the evolution of a market, for example changes in industry composition or regulations. Changes in an Index may occur on only four dates throughout the year: the first business day of March, June, September and December. MSCI announces changes to an Index at least two weeks in advance of such change.


Additions. Restructuring an Index involves a balancing of additions and deletions. To maintain continuity and minimize turnover, MSCI is reluctant to delete Index constituents, and its approach to additions is correspondingly stringent. As markets grow because of privatizations, investor interest, or the relaxation of regulations, Index additions (with or without corresponding deletions) may be needed to bring industry representations up to the MSCI target of 60% of market capitalization (85% of free float-adjusted market capitalization after May 31, 2002). In an effort to achieve a broad range of economic activity, MSCI considers companies not only based on their broad industry, but also based on their sub-sector. Beyond industry representation, MSCI also may select new constituents based on the criteria discussed above (i.e., float and liquidity).


New Issues. In general, new issues are not eligible for immediate inclusion in an MSCI Index because their liquidity remains unproven. Usually, new issues undergo a "seasoning" period of one year to eighteen months between Index restructurings so that its trading pattern and volume are established. After that time, new issues are eligible for inclusion, subject to the criteria discussed above (i.e., industry representation and float).MSCI may decide not to include a large new issue even in the normal process of restructuring, in spite of its substantial size and liquidity.


Deletions. MSCI's primary concern when considering deletions is the continuity of the Index. Of secondary concern are the turnover costs associated with
deletions.   An Index must represent the full investment cycle, including bear as well as bull markets. An out-of-favor stock may exhibit declining price, market capitalization or liquidity, and yet continue to be a good representative of its industry. A company may be deleted because it has diversified away from its industry classification, either because the industry has evolved in a different direction from the company's thrust, or because a better industry representative exists. In order not to exceed the target industry and company coverage of 60% (85% after May 31, 2002), the addition of a new company may entail a corresponding deletion. Usually such deletions take place within the same industry, but there may be exceptions.


MSCI EAFE Index

Number of Components: approximately 1036
----------------------------------------


Index Description. The MSCI EAFE Index has been developed by MSCI and includes stocks from Europe, Australasia and the Far East. The MSCI EAFE Index is commonly used as a measure of international stock performance.


Calculation Methodology. The iShares MSCI EAFE Index Fund utilizes the MSCI EAFE Index calculated with net dividends reinvested. "Net dividends" means dividends after reduction for taxes withheld at source at the rate applicable to holders of the underlying stock that are resident in Luxembourg. With respect to the iShares MSCI EAFE Index Fund, such withholding rate currently differs from that applicable to United States residents. So-called "un-franked" dividends from Australian companies are withheld at a 30% rate to Luxembourg residents and a 15% rate to the iShares MSCI EAFE Index Fund (there is no difference in the treatment of "franked" dividends). Austrian companies impose a 25% dividend withholding on Luxembourg residents and an 15% rate on the iShares MSCI EAFE Index Fund. German companies impose a 26.5% dividend withholding on Luxembourg residents and a 10% rate on the iShares MSCI EAFE Index Fund.


The Index is calculated on a real-time basis and disseminated at regular intervals throughout the day.

Investment Limitations

The Board has adopted as fundamental policies each Fund's investment objectives and investment restrictions, numbered one through six below. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

No Fund will:

   1. Concentrate its investments (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

   2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in
      (i) and (ii), each Fund will be limited so that no more than 30% of the value of its total assets (including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

   3. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

   4. Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

   5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund's investment objective and policies).

   6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, each Fund will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund's net assets to be invested in illiquid securities.

For purposes of the percentage limitation on each Fund's investments in illiquid securities, foreign equity securities, though not registered under the Securities Act of 1933, are not deemed illiquid with respect to each Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be "readily marketable" if they are traded on an exchange or another organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in each Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

   .  The frequency of trades and quotes for the security;

   . The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;
   .  Dealer undertakings to make a market in the security; and

   . The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

Continuous Offering

The method by which Creation Unit Aggregations of iShares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of iShares are issued and sold by the Funds on an ongoing basis, at any point a "distribution", as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus-delivery requirement and liability provisions of the Securities Act.


For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent iShares, and sells such iShares directly to customers, or if it chooses to couple the creation of a supply of new iShares with an active selling effort involving solicitation of secondary market demand for iShares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in iShares, whether or not participating in the distribution of iShares, are generally required to deliver a Prospectus. This is because the Prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a Prospectus-delivery obligation with respect to iShares are reminded that, under the Securities Act Rule 153, a Prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the Prospectus is available at the Listing Exchange upon request. The Prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Management.

Trustees and Officers. The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BGFA and other service providers. The Board currently consists of three (3) Trustees. The Trustee denoted with an asterisk (*) is deemed to be an "interested person" (as defined in the 1940 Act) of the Trust and the Funds.



                                                       Principal occupations and
affiliations
Name (age) Address                      Position       during the past five
years
--------------------------------------  -------------
----------------------------------------------------------
*Nathan Most (87)                       Trustee,       President & Chairman of
the Board,
PO Box 193                              President,     iShares, Inc. (formerly
known as WEBS Index Fund, Inc.)
Burlingame, CA 94011-0193               Treasurer,     (Since 1996)
                                        Principal      Consultant to Barclays
Global Investors,
                                        Financial      American Stock Exchange
and the
                                        Officer        Hong Kong Stock Exchange
                                                       Formerly Senior Vice
President
                                                       American Stock Exchange
(New Product
                                                       Development) (1976-1996)
                                                       Formerly President and
Chairman of the
                                                       Board, Pacific
Commodities Exchange
                                                       (1973-1976)

                                                        Principal occupations
and affiliations
Name (age) Address                      Position        during the past five
years
--------------------------------------  -------------
----------------------------------------------------------
Richard K. Lyons (39)                   Trustee        Professor, University of
California,
350 Barrows Hall                                       Berkeley: Haas School of
Business
Haas School of Business                                (Since 1993)
UC Berkeley                                            Professor, Columbia
University: School
Berkeley, CA 94720                                     of Business & School of
International
                                                       Affairs (1987--1993)
                                                       Member, Council on
Foreign Relations
                                                       Consultant: IMF World
Bank, Federal
                                                       Reserve Bank, European
Commission
                                                       and United Nations
                                                       Board of Directors:
Matthews
                                                       International Funds

George G.C. Parker (60)                 Trustee        Associate Dean for
Academic Affairs,
Graduate School of Business,                           Director of MBA Program,
Professor,
Stanford University                                    Stanford University:
Graduate School of
521 Memorial Way,                                      Business (Since 1988)
Room K301                                              Formerly, Director
Executive Education,
Stanford, CA 94305                                     Stanford Business School
(1979-1988)
                                                       Board of Directors:
Affinity Group,
                                                       Bailard, Biehl and
Kaiser, Inc., California
                                                       Casualty Group of
Insurance Companies,
                                                       Continental Airlines,
Inc., Community
                                                       First Financial Group,
Dresdner/RCM
                                                       Mutual Funds, H. Warshow
& Sons, Inc.

                                                       Principal occupations and
affiliations
Name (age) Address                      Position       during the past five
years
--------------------------------------  -------------
----------------------------------------------------------
Donna M. McCarthy (34)                  Assistant      Unit Director, (formerly
Director), Mutual
Investors Bank and Trust Company        Treasurer      Fund Administration,
Investors Bank
200 Clarendon Street                                   and Trust Company
Formerly, Manager,
Boston, MA 02116                                       Business Assurance Group,
Coopers &
                                                       Lybrand (1988-1994)

Jeffrey J. Gaboury (32)                 Assistant      Director (formerly
Manager), Mutual Fund Administration,
Investors Bank and Trust Company        Treasurer      Reporting and Compliance,
Investors
200 Clarendon Street                                   Bank and Trust Company
(since 1996)
Boston, MA 02116                                       Formerly, Assistant
Manager, Fund
                                                       Compliance, Scudder,
Stevens & Clark
                                                       (1992-1996)

Susan C. Mosher (46)                    Secretary      Senior Director & Senior
Counsel, Mutual Fund
Investors Bank and Trust Company                       Administration, Investors
Bank and
200 Clarendon Street                                   Trust Company (since
1995)
Boston, MA 02116                                       Formerly, Associate
Counsel, 440
                                                       Financial Group
(1992-1995)

Sandra I. Madden (34)                   Assistant      Associate Counsel, Mutual
Fund
Investors Bank and Trust Company        Secretary      Administration, Investors
Bank and
200 Clarendon Street                                   Trust Company (since
1999)
Boston, MA 02116                                       Formerly, Associate,
Scudder Kemper
                                                       Investments, Inc.
(1996-1999)



* Mr. Most is deemed to be an "interested person" (as defined in the 1940 Act) of the Trust and the Funds.


Remuneration of Trustees and Officers. The Trust pays each Trustee an annual fee of $50,000 plus a per meeting fee of $500 for meetings of the Board attended by the Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the compensation paid to each Trustee during the calendar year ending December 31, 2001:



                                Aggregate            Pension or
                                Estimated            Retirement
                 Total Estimated
                               Compensation       Benefits Accrued
Estimated Annual          Compensation
                                 from the         As Part of Trust
Benefits Upon          from the Fund
Name of Trustee                   Trust               Expenses
Retirement          and Fund Complex
----------------------------   ____________       ----------------
--------------        ----------------
Nathan Most*                      $114,000        Not Applicable.          Not
Applicable.          $114,000
Thomas E. Flanigan**              $      0        Not Applicable.          Not
Applicable.          $      0
Richard K. Lyons                  $ 54,000        Not Applicable.          Not
Applicable.          $ 54,000
George G.C. Parker                $ 54,000        Not Applicable.          Not
Applicable.          $ 54,000



* Mr. Most serves as Director to iShares, Inc., an investment company with 30 investment portfolios also advised by BGFA.

** Thomas E. Flanigan resigned from the Board of Trustees on November 17, 2000.





No Trustee or Officer is entitled to any pension or retirement benefits from the Trust. Directors and officers of the Trust collectively owned less than 1% of each of the the Trust's outstanding shares as of July 1, 2001.

Control Persons and Principal Holders of iShares. The following shareholders may be deemed "control persons" of a Fund as such term is defined in the 1940 Act in that they own more than 25% of the shares of a Fund as indicated as of July 1, 2001:



iShares S&P 100 Index Fund



                                                                  Amount and
Nature of              Percent of
Title of Class         Name and Address of Beneficial Owner       Beneficial
Ownership              Portfolio

Common Stock,                                                     Direct
Ownership                  ___%
$.001 per Share        ------------------------------------


As of July 1, 2001, the following persons held 5 percent or more of the outstanding shares of a Fund as indicated and may be deemed principal holders of the Fund:


iShares S&P 100 Index Fund



                                                                  Amount and
Nature of              Percent of
Title of Class         Name and Address of Beneficial Owner       Beneficial
Ownership              Portfolio

Common Stock,                                                     Direct
Ownership                  ___%
$.001 per Share        ------------------------------------


Investment Advisor. BGFA serves as investment advisor to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment advisor under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.


Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA will be paid a management fee equal to each Fund's allocable portion of the percentage listed below of such Fund's aggregate net assets. The following table sets forth the management fees paid by each Fund for the period from the Fund's inception date to its fiscal year end.

                                                                     Management
  Inception    Fiscal       Management Fees
Name                                                                     Fee
    Date      Year End           Paid
----                                                                     ---
  ---------   ---------     ---------------
iShares S&P 100 Index Fund                                              0.20%
   10/23/00         3/31          $  129,813
iShares S&P 500 Index Fund                                              0.09%
   05/15/00         3/31           1,383,992
iShares S&P 500/BARRA Growth Index Fund                                 0.18%
   05/22/00         3/31             161,066
iShares S&P 500/BARRA Value Index Fund                                  0.18%
   05/22/00         3/31             246,793
iShares S&P MidCap 400 Index Fund                                       0.20%
   05/22/00         3/31             350,529
iShares S&P MidCap 400/BARRA Growth Index Fund                          0.25%
   07/24/00         3/31             111,350
iShares S&P MidCap 400/BARRA Value Index Fund                           0.25%
   07/24/00         3/31              72,013
iShares S&P SmallCap 600 Index Fund                                     0.20%
   05/22/00         3/31             166,136
iShares S&P SmallCap 600/BARRA Growth Index Fund                        0.25%
   07/24/00         3/31              38,901
iShares S&P SmallCap 600/BARRA Value Index Fund                         0.25%
   07/24/00         3/31              49,623
iShares S&P Global 100 Index Fund                                       0.40%
   12/05/00         3/31             138,080
iShares S&P Europe 350 Index Fund                                       0.60%
   07/25/00         3/31             272,425
iShares S&P/TSE 60 Index Fund                                           0.50%
   06/12/00         3/31              34,330
iShares Dow Jones U.S. Total Market Index Fund                          0.20%
   06/12/00         4/30              63,502
iShares Dow Jones U.S. Basic Materials Sector Index Fund                0.60%
   06/12/00         4/30              46,758
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund              0.60%
   06/12/00         4/30              96,662
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund          0.60%
   06/12/00         4/30              71,983
iShares Dow Jones U.S. Energy Sector Index Fund                         0.60%
   06/12/00         4/30             188,649
iShares Dow Jones U.S. Financial Sector Index Fund                      0.60%
   05/22/00         4/30             443,765
iShares Dow Jones U.S. Healthcare Sector Index Fund                     0.60%
   06/12/00         4/30             251,455
iShares Dow Jones U.S. Industrial Sector Index Fund                     0.60%
   06/12/00         4/30             133,113
iShares Dow Jones U.S. Technology Sector Index Fund                     0.60%
   05/15/00         4/30             645,093
iShares Dow Jones U.S. Telecommunications Sector Index Fund             0.60%
   05/22/00         4/30             272,197
iShares Dow Jones U.S. Utilities Sector Index Fund                      0.60%
   06/12/00         4/30             171,300
iShares Dow Jones U.S. Chemicals Index Fund                             0.60%
   06/12/00         4/30              88,344
iShares Dow Jones U.S. Financial Services Composite Index Fund          0.60%
   06/12/00         4/30             236,783
iShares Dow Jones U.S. Internet Index Fund                              0.60%
   05/15/00         4/30             282,880
iShares Dow Jones U.S. Real Estate Index Fund                           0.60%
   06/12/00         4/30             162,992
iShares Russell 3000 Index Fund                                         0.20%
   05/22/00         3/31             305,590
iShares Russell 3000 Growth Index Fund                                  0.25%
   07/24/00         3/31              31,897
iShares Russell 3000 Value Index Fund                                   0.25%
   07/24/00         3/31              39,060
iShares Russell 2000 Index Fund                                         0.20%
   05/22/00         3/31             584,950
iShares Russell 2000 Growth Index Fund                                  0.25%
   07/24/00         3/31             132,435
iShares Russell 2000 Value Index Fund                                   0.25%
   07/24/00         3/31             213,690
iShares Russell 1000 Index Fund                                         0.15%
   05/15/00         3/31             322,915
iShares Russell 1000 Growth Index Fund                                  0.20%
   05/22/00         3/31             142,570
iShares Russell 1000 Value Index Fund                                   0.20%
   05/22/00         3/31             171,705
iShares Russell Midcap Index Fund**                                     0.20%
                    3/31                 N/A
iShares Russell Midcap Growth Index Fund**                              0.25%
                    3/31                 N/A
iShares Russell Midcap Value Index Fund**                               0.25%
                    3/31                 N/A
iShares Cohen & Steers Realty Majors Index Fund                         0.35%
   01/29/01         4/30              30,688
iShares Nasdaq Biotechnology Index Fund                                 0.50%
   02/05/01         3/31              69,068
iShares Goldman Sachs Technology Index Fund*                            0.50%
   03/13/01         7/31              81,312
iShares Goldman Sachs Networking Index Fund**                           0.50%
                    7/31                 N/A
iShares Goldman Sachs Semiconductor Index Fund**                        0.50%
                    7/31                 N/A
iShares Goldman Sachs Software Index Fund**                             0.50%
                    7/31                 N/A
iShares MSCI EAFE Index Fund**                                          0.35%
                    2/28                 N/A


*Management fees as of 5/31/2001
** Fund had not commenced operations as of fiscal year end.


The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).


Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, Barclays Global Investors, N.A. ("BGI") and BGFA from controlling or underwriting the iShares, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment advisor, administrator, transfer agent or custodian to the Funds or from purchasing iShares as agent for and upon the order of a customer.


BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

The Trust and BGFA have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. The Codes permit personnel subject to the Codes to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes are on public file with, and are available from, the SEC.


Administrator, Custodian, Transfer Agent and Securities Lending Agent.
Investors Bank & Trust Co. ("Investors Bank") serves as Administrator, Custodian, Transfer Agent and Securities Lending Agent for the Funds. Its principal address is 200 Clarendon Street, Boston, MA 02111. Under the Administration Agreement with the Trust, Investors Bank provides necessary administrative and accounting services for the maintenance and operations of the Trust and each Fund. In addition, Investors Bank makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, Investors Bank maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. Investors Bank is required, upon the order of the Trust, to deliver securities held by Investors Bank and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, Investors Bank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, Investors Bank acts as a transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Under a Securities Lending Agency Agreement with the Trust, Investors Bank acts as the Trust's agent for the purpose of lending Trust securities to third parties. As compensation for the foregoing services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. The following table sets forth the administration, tranfer agency and custodian expenses of each Fund for the period from the Fund's inception date to its fiscal year end.


                               Custody,

                            Administration,

Inception        Fiscal Year     Transfer Agency
NAME
Date              End             Expenses
----
----              ---             --------
iShares S&P 100 Index Fund
10/23/00         3/31        $   50,973.83
iShares S&P 500 Index Fund
05/15/00         3/31         1,000,046.93
iShares S&P 500/BARRA Growth Index Fund
05/22/00         3/31            92,870.49
iShares S&P 500/BARRA Value Index Fund
05/22/00         3/31           121,756.06
iShares S&P MidCap 400 Index Fund
05/22/00         3/31           228,370.69
iShares S&P MidCap 400/BARRA Growth Index Fund
07/24/00         3/31            64,523.88
iShares S&P MidCap 400/BARRA Value Index Fund
07/24/00         3/31            60,614.57
iShares S&P SmallCap 600 Index Fund
05/22/00         3/31           131,010.38
iShares S&P SmallCap 600/BARRA Growth Index Fund
07/24/00         3/31            61,452.37
iShares S&P SmallCap 600/BARRA Value Index Fund
07/24/00         3/31            63,981.76
iShares S&P Global 100 Index Fund
12/05/00         3/31            25,879.70
iShares S&P Europe 350 Index Fund
07/25/00         3/31            81,684.83
iShares S&P/TSE 60 Index Fund
06/12/00         3/31            52,255.31
iShares Dow Jones U.S. Total Market Index Fund
06/12/00         4/30            67,410.71
iShares Dow Jones U.S. Basic Materials Sector Index Fund
06/12/00         4/30            52,984.84
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
06/12/00         4/30            57,100.60
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
06/12/00         4/30            54,309.90
iShares Dow Jones U.S. Energy Sector Index Fund
06/12/00         4/30            52,435.67
iShares Dow Jones U.S. Financial Sector Index Fund
05/22/00         4/30           102,088.89
iShares Dow Jones U.S. Healthcare Sector Index Fund
06/12/00         4/30            53,903.56
iShares Dow Jones U.S. Industrial Sector Index Fund
06/12/00         4/30            56,112.49
iShares Dow Jones U.S. Technology Sector Index Fund
05/15/00         4/30           130,945.77
iShares Dow Jones U.S. Telecommunications Sector Index Fund
05/22/00         4/30            59,761.00
iShares Dow Jones U.S. Utilities Sector Index Fund
06/12/00         4/30            60,151.16
iShares Dow Jones U.S. Chemicals Index Fund
06/12/00         4/30            51,919.16
iShares Dow Jones U.S. Financial Services Index Fund
06/12/00         4/30            62,889.80
iShares Dow Jones U.S. Internet Index Fund
05/15/00         4/30           100,027.85
iShares Dow Jones U.S. Real Estate Index Fund
06/12/00         4/30            58,648.15
iShares Russell 3000 Index Fund
05/22/00         3/31           145,973.79
iShares Russell 3000 Growth Index Fund
07/24/00         3/31            46,893.32
iShares Russell 3000 Value Index Fund
07/24/00         3/31            51,566.40
iShares Russell 2000 Index Fund
05/22/00         3/31           378,571.62
iShares Russell 2000 Growth Index Fund
07/24/00         3/31            71,682.39
iShares Russell 2000 Value Index Fund
07/24/00         3/31           107,927.00
iShares Russell 1000 Index Fund
05/15/00         3/31           273,234.36
iShares Russell 1000 Growth Index Fund
05/22/00         3/31            72,128.67
iShares Russell 1000 Value Index Fund
05/22/00         3/31            90,761.12
iShares Russell Midcap Index Fund*
               3/31                  N/A
iShares Russell Midcap Growth Index Fund*
               3/31                  N/A
iShares Russell Midcap Value Index Fund*
               3/31                  N/A
iShares Cohen & Steers Realty Majors Index Fund
01/29/01         4/30            14,433.11
iShares Nasdaq Biotechnology Index Fund
02/05/01         3/31            10,153.57
iShares Goldman Sachs Technology Index Fund
03/13/01         7/31             7,132.23
iShares Goldman Sachs Networking Index Fund*
               7/31                  N/A
iShares Goldman Sachs Semiconductor Index Fund*
               7/31                  N/A
iShares Goldman Sachs Software Index Fund*
               7/31                  N/A
iShares MSCI EAFE Index Fund*
               2/28                  N/A


*Fund not in operation as of fiscal year end.


Distributor. SEI Investments Distribution Co. is the Distributor of iShares. Its principal address is 1 Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes iShares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. iShares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading Creation and Redemption of Creation Units Aggregations. iShares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").


The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least 60-days written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of iShares. Such Soliciting Dealers may also be Participating Parties (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of iShares.

The following table sets forth the distribution fees paid by BGFA for each Fund for the period from the Fund's inception date to its fiscal year end.



Inception      Fiscal Year       Distribution
Name
Date            End             Fees Paid
----
--------      -----------       ------------
iShares S&P 100 Index Fund
10/23/00         3/31            $ 17,307.70
iShares S&P 500 Index Fund
05/15/00         3/31             508,254.41
iShares S&P 500/BARRA Growth Index Fund
05/22/00         3/31              32,977.19
iShares S&P 500/BARRA Value Index Fund
05/22/00         3/31              39,215.49
iShares S&P MidCap 400 Index Fund
05/22/00         3/31              66,343.09
iShares S&P MidCap 400/BARRA Growth Index Fund
07/24/00         3/31              12,676.16
iShares S&P MidCap 400/BARRA Value Index Fund
07/24/00         3/31               8,024.56
iShares S&P SmallCap 600 Index Fund
05/22/00         3/31              27,035.46
iShares S&P SmallCap 600/BARRA Growth Index Fund
07/24/00         3/31               4,887.03
iShares S&P SmallCap 600/BARRA Value Index Fund
07/24/00         3/31               5,604.23
iShares S&P Global 100 Index Fund
12/05/00         3/31               8,279.18
iShares S&P Europe 350 Index Fund
07/25/00         3/31              11,969.95
iShares S&P/TSE 60 Index Fund
06/12/00         3/31               2,687.78
iShares Dow Jones U.S. Total Market Index Fund
06/12/00         4/30               8,668.09
iShares Dow Jones U.S. Basic Materials Sector Index Fund
06/12/00         4/30               2,754.52
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
06/12/00         4/30               5,277.32
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
06/12/00         4/30               4,123.84
iShares Dow Jones U.S. Energy Sector Index Fund
06/12/00         4/30              10,420.04
iShares Dow Jones U.S. Financial Sector Index Fund
05/22/00         4/30              30,774.19
iShares Dow Jones U.S. Healthcare Sector Index Fund
06/12/00         4/30              12,013.61
iShares Dow Jones U.S. Industrial Sector Index Fund
06/12/00         4/30               7,860.34
iShares Dow Jones U.S. Technology Sector Index Fund
05/15/00         4/30              46,053.48
iShares Dow Jones U.S. Telecommunications Sector Index Fund
05/22/00         4/30              17,955.36
iShares Dow Jones U.S. Utilities Sector Index Fund
06/12/00         4/30               9,964.08
iShares Dow Jones U.S. Chemicals Index Fund
06/12/00         4/30               5,172.89
iShares Dow Jones U.S. Financial Services Index Fund
06/12/00         4/30              15,104.45
iShares Dow Jones U.S. Internet Index Fund
05/15/00         4/30              29,181.15
iShares Dow Jones U.S. Real Estate Index Fund
06/12/00         4/30               8,440.24
iShares Russell 3000 Index Fund
05/22/00         3/31              41,361.75
iShares Russell 3000 Growth Index Fund
07/24/00         3/31               4,109.47
iShares Russell 3000 Value Index Fund
07/24/00         3/31               4,864.10
iShares Russell 2000 Index Fund
05/22/00         3/31              97,697.89
iShares Russell 2000 Growth Index Fund
07/24/00         3/31              14,490.91
iShares Russell 2000 Value Index Fund
07/24/00         3/31              21,991.50
iShares Russell 1000 Index Fund
05/15/00         3/31              99,243.36
iShares Russell 1000 Growth Index Fund
05/22/00         3/31              23,486.97
iShares Russell 1000 Value Index Fund
05/22/00         3/31              26,395.95
iShares Russell Midcap Index Fund*
               3/31                    N/A
iShares Russell Midcap Growth Index Fund*
               3/31                    N/A
iShares Russell Midcap Value Index Fund*
               3/31                    N/A
iShares Cohen & Steers Realty Majors Index Fund
01/29/01         4/30               2,014.00
iShares Nasdaq Biotechnology Index Fund
02/05/01         3/31               3,218.25
iShares Goldman Sachs Technology Index Fund
03/13/01         7/31               3,431.10
iShares Goldman Sachs Networking Index Fund*
               7/31                    N/A
iShares Goldman Sachs Semiconductor Index Fund*
               7/31                    N/A
iShares Goldman Sachs Software Index Fund*
               7/31                    N/A
iShares MSCI EAFE Index Fund*
               2/28                    N/A

* Fund had not commenced operations as of fiscal year end.


Index Providers. Each Fund will be based upon a particular index compiled by one of the following index providers: Standard & Poor's (a division of the McGraw-Hill Companies), Frank Russell Company, Dow Jones & Company, Inc., Cohen & Steers, NASDAQ, Goldman and MSCI. None of the index providers is affiliated with a Fund or with BGI or its affiliates. Each Fund is entitled to use the

Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the relevant index provider. BGI has provided the sub-licenses without charge to any Fund.


Brokerage Transactions

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, BGFA relies upon its experience and knowledge regarding commissions generally charged by various brokers.

In seeking to implement the Trust's policies, BGFA effects transactions with those brokers and dealers that BGFA believes provide the most favorable prices and are capable of providing efficient executions. BGFA and its affiliates do not participate in soft dollar transactions.

It is expected that the Trust may execute brokerage or other agency transactions through affiliates that are registered broker-dealers, for commissions, in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under these provisions, affiliates of BGFA are permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the affiliate and the Trust expressly permitting the affiliate of BGFA to receive and retain such compensation. These rules further require that the commissions paid by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid and will review these procedures periodically.


The following table sets forth the brokerage commissions paid by each Fund for the period from the Fund's inception date to its fiscal year end.




Inception      Fiscal Year        Commissions
Name                                                                       Date
          End               Paid
----
---------      -----------        -----------
iShares S&P 100 Index Fund
10/23/00          3/31          $      10,048
iShares S&P 500 Index Fund
05/15/00          3/31                108,184
iShares S&P 500/BARRA Growth Index Fund
05/22/00          3/31                 33,848
iShares S&P 500/BARRA Value Index Fund
05/22/00          3/31                 21,238
iShares S&P MidCap 400 Index Fund
05/22/00          3/31                114,412
iShares S&P MidCap 400/BARRA Growth Index Fund
07/24/00          3/31                 53,624
iShares S&P MidCap 400/BARRA Value Index Fund
07/24/00          3/31                 17,281
iShares S&P SmallCap 600 Index Fund
05/22/00          3/31                 68,518
iShares S&P SmallCap 600/BARRA Growth Index Fund
07/24/00          3/31                 35,000
iShares S&P SmallCap 600/BARRA Value Index Fund
07/24/00          3/31                 18,621
iShares S&P Global 100 Index Fund
12/05/00          3/31                  6,271
iShares S&P Europe 350 Index Fund
07/25/00          3/31                 43,104
iShares S&P/TSE 60 Index Fund
06/12/00          3/31                  7,016
iShares Dow Jones U.S. Total Market Index Fund
06/12/00          4/30                  3,952
iShares Dow Jones U.S. Basic Materials Sector Index Fund
06/12/00          4/30                  3,200
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
06/12/00          4/30                  7,899
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
06/12/00          4/30                  7,950
iShares Dow Jones U.S. Energy Sector Index Fund
06/12/00          4/30                 11,042
iShares Dow Jones U.S. Financial Sector Index Fund
05/22/00          4/30                 13,493
iShares Dow Jones U.S. Healthcare Sector Index Fund
06/12/00          4/30                  3,101
iShares Dow Jones U.S. Industrial Sector Index Fund
06/12/00          4/30                 10,950
iShares Dow Jones U.S. Technology Sector Index Fund
05/15/00          4/30                 12,969
iShares Dow Jones U.S. Telecommunications Sector Index Fund
05/22/00          4/30                 59,573
iShares Dow Jones U.S. Utilities Sector Index Fund
06/12/00          4/30                  6,002
iShares Dow Jones U.S. Chemicals Index Fund
06/12/00          4/30                  6,009
iShares Dow Jones U.S. Financial Services Index Fund
06/12/00          4/30                  3,669
iShares Dow Jones U.S. Internet Index Fund
05/15/00          4/30                 51,358
iShares Dow Jones U.S. Real Estate Index Fund
06/12/00          4/30                 18,648
iShares Russell 3000 Index Fund
05/22/00          3/31                 10,762
iShares Russell 3000 Growth Index Fund
07/24/00          3/31                    481
iShares Russell 3000 Value Index Fund
07/24/00          3/31                  2,279
iShares Russell 2000 Index Fund
05/22/00          3/31                435,597
iShares Russell 2000 Growth Index Fund
07/24/00          3/31                 23,347
iShares Russell 2000 Value Index Fund
07/24/00          3/31                 41,057
iShares Russell 1000 Index Fund
05/15/00          3/31                 25,814
iShares Russell 1000 Growth Index Fund
05/22/00          3/31                  9,375
iShares Russell 1000 Value Index Fund
05/22/00          3/31                 15,263
iShares Russell Midcap Index Fund**
           3/31                    N/A
iShares Russell Midcap Growth Index Fund**
           3/31                    N/A
iShares Russell Midcap Value Index Fund**
           3/31                    N/A
iShares Cohen & Steers Realty Majors Index Fund
01/29/01          4/30                  1,391
iShares Nasdaq Biotechnology Index Fund
02/05/01          3/31                  9,616
iShares Goldman Sachs Technology Index Fund*
03/13/01          7/31                     30
iShares Goldman Sachs Networking Index Fund**
           7/31                    N/A
iShares Goldman Sachs Semiconductor Index Fund**
           7/31                    N/A
iShares Goldman Sachs Software Index Fund**
           7/31                    N/A
iShares MSCI EAFE Index Fund**
           2/28                    N/A
Total Commissions paid by the Trust
                         $1,331,961.30

*Commissions paid as of 5/31/2001.
**Fund had not commenced operations as of fiscal year end.


The Trust will not deal with affiliates in principal transactions unless permitted by the applicable rule or regulation or by exemptive order.

BGFA assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by BGFA are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.


Additional Information Concerning the Trust

Capital Stock. The Trust was established as a Delaware business trust on December 16, 1999. The Trust currently is comprised of over 40 Funds. Each Fund issues shares of beneficial interest, with no par value. The Board may designate additional Funds.


Each iShare issued by a Fund has a pro rata interest in the assets of the corresponding Fund. iShares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each iShare is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each iShare has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. iShares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All iShares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of iShares of a Fund and immediately prior to the commencement of trading in such Fund's iShares, a holder of iShares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, PA
19456.

Absent an applicable exemption or other relief from the SEC or its staff, officers and Trustees of the Fund and beneficial owners of 10% of the iShares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the Exchange Act and the SEC's rules promulgated thereunder. Insiders should consult with their own legal counsel concerning their obligations under Section 16 of the Exchange Act.

Book-Entry Only System.   The following information supplements and should be
read in conjunction with the section in the Prospectus entitled Shareholder Information.

DTC Acts as Securities Depository for the iShares. iShares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the National Association of Securities Dealers, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").


Beneficial ownership of iShares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in iShares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of iShares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the iShares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding iShares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all iShares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in iShares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of iShares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such iShares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to iShares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells iShares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities - the "Deposit Securities" - per each Creation Unit Aggregation constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's Underlying Index ("Fund Securities") and an amount of cash - the "Cash Component" - computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit", which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.


The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the iShares (per Creation Unit Aggregation) and the "Deposit Amount" - an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.


BGFA, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each such Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the relevant Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash - i.e., a "cash in lieu" amount - to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the relevant Fund or resulting from certain corporate actions.


Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing

Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant". Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All iShares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.


All orders to create iShares must be placed for one or more Creation Unit Aggregations. Each Fund, except the iShares S&P 350 Europe Index Fund, iShares S&P/TSE 60 Index Fund, iShares S&P Global 100 Index Fund and iShares MSCI EAFE Index Fund, is hereinafter referred to as a "Domestic Fund" and each of the iShares S&P Europe 350 Index Fund, iShares S&P/TSE 60 Index Fund, the iShares S&P Global 100 Index Fund and iShares MSCI EAFE Index Fund is hereinafter referred to as a "Foreign Fund". Orders to create Creation Unit Aggregations of the Foreign Funds cannot be placed through the Clearing Process. All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:15 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of iShares of each Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date". Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders for Domestic Funds Using Clearing Process, the Placement of Creation Orders for Domestic Funds Outside Clearing Process and the Placement of Creation Orders for Foreign Funds sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.


All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Those placing orders for Creation Unit Aggregations of Foreign Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the NYSE. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for Domestic Funds Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Clearing Process. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through Investors Bank to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.


Placement of Creation Orders for Domestic Funds Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement preapproved by BGFA and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the second Business Day immediately following the Transmittal Date. In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.


All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to Investors Bank through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by Investors Bank no later than 11:00 a.m., Eastern time, on the second Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if Investors Bank does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. on the second Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.


An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. This charge is subject to a limit not to exceed 10/100 of 1% (10 basis points) of the value of one Creation Unit at the time of creation.


Creation Unit Aggregations of Domestic Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the iShares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 125% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date and federal funds in the appropriate amount are deposited with Investors Bank by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked to market value of the missing Deposit

Securities. To the extent that missing Deposit Securities are not received by 11:00 a.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by Investors Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.


Placement of Creation Orders for Foreign Funds. Fund Deposits in connection with the Foreign Funds will not be made either through the Clearing Process or through DTC. Instead, to initiate an order for a Creation Unit Aggregation of a particular Fund, the Authorized Participant must give notice to the Distributor of its intent to submit such an order to purchase not later than 4:00 p.m., Eastern time, on the relevant Business Day. The Distributor shall cause BGFA and Investors Bank to be informed of such advice. Investors Bank will then provide such information to the appropriate sub-custodian(s). For each Fund, Investors Bank shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Following the notice of intention, an irrevocable order to purchase Creation Unit Aggregations, in the form required by the Trust, must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the NYSE on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.


The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase Transaction Fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of Foreign Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 125% of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.


Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the iShares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the Listing Exchange for that date by Investors Bank, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, Investors Bank, the Distributor and BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC, Investors Bank or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, Investors Bank, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.


All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units of iShares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Purchasers of iShares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors are also responsible for payment of the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.


The following table sets forth the creation transaction fee for each of the Funds.


                                                                      Standard
          Maximum
                                                                      Creation
          Creation
                                                                     Transaction
        Transaction
Name of Fund                                                            Fee*
            Fee*
------------
------------        -----------
iShares S&P 100 Index Fund                                            $   500
         $ 2,000
iShares S&P 500 Index Fund                                            $ 2,000
         $ 8,000
iShares S&P 500/BARRA Growth Index Fund                               $   500
         $ 2,000
iShares S&P 500/BARRA Value Index Fund                                $ 1,500
         $ 6,000
iShares S&P MidCap 400 Index Fund                                     $ 1,500
         $ 6,000
iShares S&P MidCap 400/BARRA Growth Index Fund                        $   500
         $ 2,000
iShares S&P MidCap 400/BARRA Value Index Fund                         $ 1,250
         $ 5,000
iShares S&P SmallCap 600 Index Fund                                   $ 2,500
         $10,000
iShares S&P SmallCap 600/BARRA Growth Index Fund                      $   750
         $ 3,000
iShares S&P SmallCap 600/BARRA Value Index Fund                       $ 1,750
         $ 7,000
iShares S&P Global 100 Index Fund                                     $ 2,000
         $ 8,000
iShares S&P Europe 350 Index Fund                                     $12,000
         $48,000
iShares S&P/TSE 60 Index Fund                                         $ 1,250
         $ 5,000
iShares Dow Jones U.S. Total Market Index Fund                        $ 8,000
         $32,000
iShares Dow Jones U.S. Basic Materials Sector Index Fund              $   500
         $ 2,000
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund            $ 1,500
         $ 6,000
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund        $   500
         $ 2,000
iShares Dow Jones U.S. Energy Sector Index Fund                       $   500
         $ 2,000
iShares Dow Jones U.S. Financial Sector Index Fund                    $ 1,500
         $ 6,000
iShares Dow Jones U.S. Healthcare Sector Index Fund                   $   750
         $ 3,000
iShares Dow Jones U.S. Industrial Sector Index Fund                   $ 1,500
         $ 6,000

iShares Dow Jones U.S. Technology Sector Index Fund                   $ 1,250
         $ 5,000
iShares Dow Jones U.S. Telecommunications Sector Index Fund           $   250
         $ 1,000
iShares Dow Jones U.S. Utilities Sector Index Fund                    $   500
         $ 2,000
iShares Dow Jones U.S. Chemicals Index Fund                           $   250
         $ 1,000
iShares Dow Jones U.S. Financial Services Index Fund                  $ 1,000
         $ 4,000
iShares Dow Jones U.S. Internet Index Fund                            $   250
         $ 1,000
iShares Dow Jones U.S. Real Estate Index Fund                         $   500
         $ 2,000
iShares Russell 3000 Index Fund                                       $ 5,000
         $20,000
iShares Russell 3000 Growth Index Fund                                $ 7,000
         $28,000
iShares Russell 3000 Value Index Fund                                 $ 8,000
         $32,000
iShares Russell 2000 Index Fund                                       $ 7,500
         $30,000
iShares Russell 2000 Growth Index Fund                                $ 5,000
         $20,000
iShares Russell 2000 Value Index Fund                                 $ 5,000
         $20,000
iShares Russell 1000 Index Fund                                       $ 4,000
         $16,000
iShares Russell 1000 Growth Index Fund                                $ 2,000
         $ 8,000
iShares Russell 1000 Value Index Fund                                 $ 3,000
         $12,000
iShares Russell Midcap Index Fund                                     $ 3,150
         $12,600
iShares Russell Midcap Growth Index Fund                              $ 1,600
         $ 6,400
iShares Russell Midcap Value Index Fund                               $ 2,300
         $ 9,200
iShares Cohen & Steers Realty Majors Index Fund                       $   250
         $ 1,000
iShares Nasdaq Biotechnology Index Fund                               $   350
         $ 1,400
iShares Goldman Sachs Technology Index Fund                           $   900
         $ 3,600
iShares Goldman Sachs Networking Index Fund                           $   200
         $   800
iShares Goldman Sachs Semiconductor Index Fund                        $   250
         $ 1,000
iShares Goldman Sachs Software Index Fund                             $   250
         $ 1,000
iShares MSCI EAFE Index Fund                                          $__  **
         $__  **


* If a Creation Unit is purchased outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.


**   To be determined.


Redemption of iShares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through Investors Bank and only on a Business Day. A Fund will not redeem iShares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough iShares in the secondary market to constitute a Creation Unit Aggregation in order to have such iShares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.


With respect to each Fund, BGFA, (i) through the NSCC for Domestic Funds, and
(ii) through the Distributor, makes available immediately prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities - as announced on the Business Day of the request for redemption received in proper form - plus cash in an amount equal to the difference between the NAV of the iShares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater then the NAV of the iShares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the iShares of a Fund or determination of such Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.


The following table sets forth the redemption transaction fee for each of the Funds.


                                                                       Standard
          Maximum
                                                                      Redemption
        Redemption
                                                                     Transaction
        Transaction
Name of Fund                                                             Fee*
           Fee*
------------
------------        ------------
iShares S&P 100 Index Fund                                            $   500
         $ 2,000
iShares S&P 500 Index Fund                                            $ 2,000
         $ 8,000
iShares S&P 500/BARRA Growth Index Fund                               $   500
         $ 2,000
iShares S&P 500/BARRA Value Index Fund                                $ 1,500
         $ 6,000
iShares S&P MidCap 400 Index Fund                                     $ 1,500
         $ 6,000
iShares S&P MidCap 400/BARRA Growth Index Fund                        $   500
         $ 2,000
iShares S&P MidCap 400/BARRA Value Index Fund                         $ 1,250
         $ 5,000
iShares S&P SmallCap 600 Index Fund                                   $ 2,500
         $10,000
iShares S&P SmallCap 600/BARRA Growth Index Fund                      $   750
         $ 3,000
iShares S&P SmallCap 600/BARRA Value Index Fund                       $ 1,750
         $ 7,000
iShares S&P Global 100 Index Fund                                     $ 2,000
         $ 8,000
iShares S&P Europe 350 Index Fund                                     $12,000
         $48,000
iShares S&P/TSE 60 Index Fund                                         $ 1,250
         $ 5,000
iShares Dow Jones U.S. Total Market Index Fund                        $ 8,000
         $32,000
iShares Dow Jones U.S. Basic Materials Sector Index Fund              $   500
         $ 2,000
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund            $ 1,500
         $ 6,000
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund        $   500
         $ 2,000
iShares Dow Jones U.S. Energy Sector Index Fund                       $   500
         $ 2,000
iShares Dow Jones U.S. Financial Sector Index Fund                    $ 1,500
         $ 6,000
iShares Dow Jones U.S. Healthcare Sector Index Fund                   $   750
         $ 3,000
iShares Dow Jones U.S. Industrial Sector Index Fund                   $ 1,500
         $ 6,000
iShares Dow Jones U.S. Technology Sector Index Fund                   $ 1,250
         $ 5,000
iShares Dow Jones U.S. Telecommunications Sector Index Fund           $   250
         $ 1,000
iShares Dow Jones U.S. Utilities Sector Index Fund                    $   500
         $ 2,000
iShares Dow Jones U.S. Chemicals Index Fund                           $   250
         $ 1,000
iShares Dow Jones U.S. Financial Services Index Fund                  $ 1,000
         $ 4,000
iShares Dow Jones U.S. Internet Index Fund                            $   250
         $ 1,000
iShares Dow Jones U.S. Real Estate Index Fund                         $   500
         $ 2,000
iShares Russell 3000 Index Fund                                       $ 5,000
         $20,000
iShares Russell 3000 Growth Index Fund                                $ 7,000
         $28,000
iShares Russell 3000 Value Index Fund                                 $ 8,000
         $32,000
iShares Russell 2000 Index Fund                                       $ 7,500
         $30,000
iShares Russell 2000 Growth Index Fund                                $ 5,000
         $20,000
iShares Russell 2000 Value Index Fund                                 $ 5,000
         $20,000
iShares Russell 1000 Index Fund                                       $ 4,000
         $16,000
iShares Russell 1000 Growth Index Fund                                $ 2,000
         $ 8,000

iShares Russell 1000 Value Index Fund                                 $ 3,000
         $12,000
iShares Russell Midcap Index Fund                                     $ 3,150
         $12,600
iShares Russell Midcap Growth Index Fund                              $ 1,600
         $ 6,400
iShares Russell Midcap Index Fund                                     $ 2,300
         $ 9,200
iShares Cohen & Steers Realty Majors Index Fund                       $   250
         $ 1,000
iShares Nasdaq Biotechnology Index Fund                               $   350
         $ 1,400
iShares Goldman Sachs Technology Index Fund                           $   900
         $ 3,600
iShares Goldman Sachs Networking Index Fund                           $   200
         $   800
iShares Goldman Sachs Semiconductor Index Fund                        $   250
         $ 1,000
iShares Goldman Sachs Software Index Fund                             $   250
         $ 1,000
iShares MSCI EAFE Index Fund                                          $ ___**
         $__  **


* If a Creation Unit is redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.


**   To be determined.


Placement of Redemption Orders for Domestic Funds Using Clearing Process.
Orders to redeem Creation Unit Aggregations of Domestic Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by Investors Bank not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.


Placement of Redemption Orders for Domestic Funds Outside Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of iShares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by Investors Bank not later than 4:00 p.m., Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than 11:00 a.m., Eastern time, on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time"); and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.


Placement of Redemption Orders for Foreign Funds. Orders to redeem Creation Unit Aggregations of Foreign Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of Foreign Funds is deemed received by the Trust on the Transmittal Date if (i) such order is received by Investors Bank not later than 4:00 p.m., Eastern time, on such Transmittal Date;
(ii) such order is accompanied or followed by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than the DTC Cut-Off-Time; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for Foreign Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Foreign Funds.


In connection with taking delivery of shares of Fund Securities upon redemption of iShares of Foreign Funds, a redeeming Beneficial Owner or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Distributor, on behalf of the Fund, at or prior to the closing time of the regular trading session on the NYSE on the date such redemption request is submitted, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing iShares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 125% of the value of the missing iShares. The current procedures for collateralization of missing iShares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by Investors Bank and marked to market daily, and that the fees of Investors Bank and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing iShares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.


The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Investors Bank according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to Investors Bank by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of iShares of the relevant Fund are delivered to Investors Bank prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by Investors Bank on such Transmittal Date. If, however, a redemption order is submitted to Investors Bank by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of iShares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the iShares of the relevant Fund are delivered through DTC to Investors Bank by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.


If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such iShares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its iShares based on the NAV of iShares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of iShares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the iShares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the Portfolio Securities of a Foreign Fund may trade on the relevant exchange(s) on days that the NYSE is closed or are otherwise not Business Days for such Foreign Fund, stockholders may not be able to redeem their shares of such Foreign Fund, or to purchase and sell iShares of such Foreign Fund on the AMEX or the CBOE, on days when the NAV of such Foreign Fund could be significantly affected by events in the relevant foreign markets.

Foreign Market Hours

Argentina


Primary Exchange Trading Hours - Monday through Friday, 10:00 a.m. to 5:00 p.m. Screened based system (SINAC)
Open Outcry -1:00 p.m. to 5:00 p.m.


Australia
Primary Exchange Trading Hours - Monday through Friday, 10:00 a.m. to 4:00 p.m. Closing Single Price Auction-4:00 p.m. to 4:05 p.m.
Late trading daily-4:05p.m. to 7:00p.m.


Austria
Primary Exchange Trading Hours - Monday through Friday, 9:16 a.m. to 3:00 p.m. Electronic Quote Delivery Service (EQOS)/9:30a.m. to 3:00 p.m. (Other trading)


Belgium
Primary Exchange Trading Hours - Monday through Friday, 10:00 a.m. to 4:45 p.m.


Brazil
Primary Exchange Trading Hours - Monday through Friday, 11:30 a.m. to 1:00 p.m.; 2:30 p.m. to 6:00 p.m.


Canada
Primary Exchange Trading Hours - Monday through Friday, 9:30 a.m. to 4:00 p.m.


Chile
Primary Exchange Trading Hours - Monday through Friday, 9:30 a.m. to 5:30 p.m.


Denmark
Primary Exchange Trading Hours - Monday through Friday, 9:00 a.m. to 5:00 p.m.


Finland
Primary Exchange Trading Hours-Monday through Friday 10:30 a.m. to 5:30 p.m.- Continuous trading (Preceded by a 10 min pre-matching period)

France
Primary Exchange Trading Hours - Monday through Friday, 8:30 a.m. to 10:00 a.m
 .(Pre-market) 10:00a.m. to 5:05 p.m.



Germany
Primary Exchange Trading Hours-Monday through Friday, 8:30 a.m. to 5:00 p.m.



Greece
Primary Exchange Trading Hours-Monday through Friday, 10:45 a.m. to 1:30 p.m./(pre-trading 10:15 a.m. to 10:45 a.m.)



Hong Kong
Primary Exchange Trading Hours - Monday through Friday, 10:00 a.m. to 12:30 p.m./2:30 p.m. to 4:00 p.m.



Indonesia
Primary Exchange Trading Hours - Monday through Thursday, 9:30 a.m. to 12:00p.m./1:30 p.m. to 4:00 p.m., Friday 9:30 a.m. to 11:30 a.m./2:00 p.m. to
4:00 p.m.



Ireland
Primary Exchange Trading Hours - Monday through Friday, 8:30 a.m. to 5:30 p.m.



Italy
Primary Exchange Trading Hours - Monday through Friday, 8:00 a.m. to 9:30 a.m. (Pre-open)/9:30-5:45 (Trading)



Japan
Primary Exchange Trading Hours - Monday through Friday, 9:30 a.m. to 11:00a.m./ 12:30 pm to 3:00 pm (Osaka has a 10min pre & post session)



Malaysia
Primary Exchange Trading Hours - Monday through Friday, 9:00 a.m. to 12:30 p.m./2:30 p.m. to 5:00 p.m.



Mexico
Primary Exchange Trading Hours - Monday through Friday, 8:30 a.m. to 3:00 p.m.



Netherlands
Primary Exchange Trading Hours - Monday through Friday, 9:30 a.m. to 4:30 p.m.



New Zealand
Primary Exchange Trading Hours - Monday through Friday, 8:30 a.m. to 9:30 a.m. (pre-market) 9:30 a.m. to 3:30 p.m.



Norway
Primary Exchange Trading Hours - Monday through Friday, 10:00 a.m. to 4:00 p.m. (with 1/2 hour, pre-market matching session)



Philippines
Primary Exchange Trading Hours - Monday through Friday, 9:30 a.m. to 12:00 p.m. There is a 10 minute extension at the close.



Portugal
Primary Exchange Trading Hours - Monday through Friday, 8:30 a.m. to 4:30 p.m.



Singapore
Primary Exchange Trading Hours - Monday through Friday, 9:00 a.m. to 12:30 p.m./2:00 p.m. to 5:00 p.m.

South Africa
Primary Exchange Trading Hours - Monday through Friday, 9:30 a.m. to 1:00 p.m./ 2:00 p.m. to 4:30 p.m.



South Korea
Primary Exchange Trading Hours - Monday through Friday, 9:30 a.m. to 12:00 p.m./ 1:00 p.m.to 3:00 p.m. After-hours session 3:10 p.m. to 3:40 p.m.



Spain
Primary Exchange Trading Hours - Monday through Friday, 9:00a.m. to 10:00a.m. (Pre-opening) 10:00 a.m. to 5:00 p.m. (Trading)



Sweden
Primary Exchange Trading Hours - Monday through Friday, 10:00 a.m. to 5:00 p.m.



Switzerland
Primary Exchange Trading Hours - Monday through Friday, 9:00 a.m. to 5:00 p.m.



Taiwan
Primary Exchange Trading Hours - Monday through Friday, 9:00 a.m. to 12:00 p.m. Saturday, 9:00 a.m. to 11:00 a.m. (closed 2nd & 4th Saturday of each month)



Thailand
Primary Exchange Trading Hours - Monday through Friday, 10:00 a.m. to 12:30 p.m./2:30 p.m. to 4:30 p.m.



United Kingdom
Primary Exchange Trading Hours - Monday through Friday, 9:00 a.m. to 4:30 p.m.



United States
Primary Exchange Trading Hours - Monday through Friday, 9:00 a.m. to 4:00 p.m. (NASDAQ) 9:30 a.m. to 4:00 p.m. (NYSE)



Venezuela
Primary Exchange Trading Hours - Monday through Friday, 9:45 a.m. to 2:00 p.m.


Regular Holidays. The dates in calendar year 2001 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:


Argentina                                                France
 Jan 1        May 1          Aug 20                      Jan 1         May 24
    Nov 1
 Apr 2        May 25         Oct 15                      Apr 16        Jun 4
    Nov 11
 Apr 12       Jun 18         Dec 25                      May 1         Jul 14
    Dec 25
 Apr 13       Jul 9          Dec 31                      May 8         Aug 15

Australia                                                Germany
 Jan 1        Apr 25         Dec 25                      Jan 1         May 24
    Dec 24
 Jan 26       Jun 11         Dec 26                      Apr 13        Jun 4
    Dec 25
 Apr 13       Aug 6                                      Apr 16        Jun 14
    Dec 26
 Apr 16       Oct 1                                      May 1         Oct 3
    Dec 31

Austria                                                  Greece



 Jan 1        May 24         Nov 1                       Jan 1         Apr 13
    Aug 15
 Jan 6        Jun 4          Dec 24                      Jan 6         Apr 16
    Oct 28
 Apr 13       Jun 14         Dec 25                      Feb 26        May 1
    Dec 25
 Apr 16       Aug 15         Dec 26                      Mar 25        Jun 4
    Dec 26
 May 1        Oct 26
                                                         Hong Kong
Belgium                                                  Jan 1         Apr 14
    Oct 1
 Jan 1        Jun 4          Nov 11                      Jan 24        Apr 16
    Oct 2
 Apr 16       Jun 21         Dec 25                      Jan 25        Apr 30
    Oct 25
 May 1        Aug 15         Dec 26                      Jan 26        May 1
    Dec 25
 May 24       Nov 1                                      Apr 5         Jun 25
    Dec 26
                                                         Apr 13        Jul 2
Brazil
 Jan 1        Apr 21         Oct 12                      Indonesia
 Feb 26       May 1          Nov 2                       Jan 1         May 7
    Dec 16
 Feb 27       Jun 14         Nov 15                      Mar 5         May 24
    Dec 17
 Apr 13       Sep 7          Dec 25                      Mar 25        Jun 4
    Dec 25
                                                         Mar 26        Aug 17
Canada                                                   Apr 13        Oct 15
 Jan 1        Aug 6          Dec 25
 Apr 13       Sep 3          Dec 26                      Ireland
 May 21       Oct 8                                      Jan 1         May 7
    Dec 25
 Jul 2        Nov 12                                     Mar 17        Jun 4
    Dec 26
                                                         Apr 13        Aug 6
Chile                                                    Apr 16        Oct 29
 Jan 1        Jul 2          Oct 15
 Apr 13       Aug 15         Nov 1                       Italy
 May 1        Sep 3          Dec 8                       Jan 1         May 1
    Dec 25
 May 21       Sep 18         Dec 25                      Jan 6         Aug 15
    Dec 26
 Jun 11       Sep 19                                     Apr 16        Nov 1
    Dec 31
                                                         Apr 25        Dec 8
Denmark
 Jan 1        May 11         Dec 24                      Japan
 Apr 12       May 24         Dec 25                      Jan 1         Apr 30
    Sep 24
 Apr 13       Jun 4          Dec 26                      Jan 2         May 3
    Oct 8
 Apr 16       Jun 5                                      Jan 3         May 4
    Nov 3
                                                         Jan 8         May 5
    Nov 23
Finland                                                  Feb 12        Jul 20
    Dec 24
 Jan 1        May 1          Dec 6                       Mar 20        Sep 15
    Dec 31
 Jan 6        May 24         Dec 24
 Apr 13       Jun 22         Dec 25
 Apr 16       Jun 23         Dec 26

Korea                                                    South Africa
 Jan 1        Apr 5          Aug 15                      Jan 1         Apr 27
    Sep 24
 Jan 23       May 1          Oct 1                       Mar 21        May 1
    Dec 16
 Jan 24       May 5          Oct 2                       Apr 13        Jun 16
    Dec 25
 Jan 25       Jun 6          Oct 3                       Apr 16        Aug 9
    Dec 26
 Mar 1        Jul 17         Dec 25
                                                         Spain
Malaysia                                                 Jan 1         May 1
    Dec 6
 Jan 1        Mar 26         Aug 31                      Apr 13        Aug 15
    Dec 25



 Jan 24       May 1          Nov 14                      Apr 16        Oct 12
 Jan 25       May 7          Dec 17
 Feb 1        Jun 2          Dec 18
 Mar 6        Jun 4          Dec 25

Mexico                                                   Sweden
 Jan 1        Apr 13         Sep 16                      Jan 1         May 1
    Jun 22
 Feb 5        May 1          Nov 20                      Apr 13        May 24
    Dec 25
 Mar 21       May 5          Dec 12                      Apr 16        Jun 4
    Dec 26
 Apr 12       Sep 1          Dec 25
                                                         Switzerland
Netherlands                                              Jan 1         May 1
    Dec 24
 Jan 1        Apr 30         Dec 25                      Jan 2         May 24
    Dec 25
 Apr 13       May 24         Dec 26                      Apr 13        Jun 4
    Dec 26
 Apr 16       Jun 4                                      Apr 16        Aug 1

New Zealand                                              Taiwan (includes
Saturday trading)
 Jan 1        Feb 6          Jun 4                       Jan 1         Jan 25
    May 1
 Jan 2        Apr 13         Oct 22                      Jan 19        Jan 26
    Jun 25
 Jan 22       Apr 16         Dec 25                      Jan 21        Jan 27
    Oct 1
 Jan 29       Apr 25         Dec 26                      Jan 22        Jan 28
    Oct 10
                                                         Jan 23        Feb 28

Norway                                                   Jan 24        Apr 5
 Jan 1        May 1          Dec 25
 Apr 12       May 17         Dec 26                      Thailand
 Apr 13       Mar 24                                     Jan 1         Apr 16
    Aug 13
 Apr 16       Jun 4                                      Jan 2         May 1
    Oct 23
                                                         Feb 8         May 7
    Dec 5
Philippines                                              Apr 6         May 8
    Dec 10
 Jan 1        Jun 12         Dec 25                      Apr 13        Jul 6
    Dec 31
 Apr 9        Aug 26         Dec 30
 Apr 12       Nov 1          Dec 31                      United Kingdom
 Apr 13       Nov 2                                      Jan 1         May 7
    Dec 25
 May 1        Nov 30                                     Apr 13        May 28
    Dec 26
                                                         Apr 16        Aug 27
Portugal
 Jan 1        Jun 10         Dec 8                       United States
 Feb 27       Jun 14         Dec 24                      Jan 1         May 28
    Nov 12
 Apr 13       Aug 15         Dec 25                      Jan 15        Jul 4
    Nov 22
 Apr 16       Oct 5          Dec 26                      Feb 19        Sep 3
    Dec 25
 Apr 25       Nov 1          Dec 31                      Apr 13        Oct 8
 May 1        Dec 1
                                                         Venezuela
Singapore                                                Jan 1         Apr 13
    Jul 24
 Jan 1        Apr 13         Nov 14                      Feb 26        Apr 19
    Oct 12
 Jan 24       May 1          Dec 17                      Feb 27        May 1
    Dec 25
 Jan 25       May 7          Dec 25                      Apr 12        Jul 5
 Mar 6        Aug 9


Taxes

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled Taxes.

Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code"). To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the company's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of the company's total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the company's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the company (within the meaning of Section 851(b)(3)(B) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies).

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Each Fund, but in particular the iShares Europe 350 Index Fund, the iShares S&P/TSE 60 Index Fund, the iShares S&P Global 100 and the iShares MSCI EAFE Index Fund, may be subject to foreign income taxes withheld at source. Each Fund that is permitted to do so will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the iShares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fourteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's pro rata share of the Fund's foreign income taxes. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes.


If any Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies", the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

The Trust on behalf of each Fund has the right to reject an order for a purchase of iShares if the purchaser (or group of purchasers) would, upon obtaining the iShares so ordered, own 80% or more of the outstanding iShares of a given Fund and if, pursuant to section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of iShares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Federal Tax Treatment of Futures and Options Contracts. Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

The foregoing is only a summary of certain material tax consequences affecting each Fund and shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in each Fund.

Determination of NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Determining NAV.

The NAV per iShare of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of iShares of such Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of per iShare for each Fund is calculated by Investors Bank and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.


In computing a Fund's NAV, the Fund's securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by BGFA in accordance with procedures adopted by the Board.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Shareholder Information.

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on iShares are distributed, as described below, on a pro rata basis to Beneficial Owners of such iShares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole iShares of the same Fund purchased in the secondary market.

Performance and Other Information

The performance of the Funds may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return and cumulative total return.

Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (or the life of a Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of such Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Average annual total return is calculated according to the following formula:
P(1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion).

The following table sets forth each Fund's total return since inception, calculated as set forth above.




                      Return Since
Name
Inception     Fiscal      Inception at Fiscal
----
Date      Year End         Year End

----      ---------        ---------
iShares S&P 100 Index Fund
10/23/00      3/31         (19.07%)
iShares S&P 500 Index Fund
05/15/00      3/31         (19.32%)
iShares S&P 500/BARRA Growth Index Fund
05/22/00      3/31         (30.75%)
iShares S&P 500/BARRA Value Index Fund
05/22/00      3/31          (0.27%)
iShares S&P MidCap 400 Index Fund
05/22/00      3/31           0.04%
iShares S&P MidCap 400/BARRA Growth Index Fund
07/24/00      3/31         (25.08%)
iShares S&P MidCap 400/BARRA Value Index Fund
07/24/00      3/31          14.71%
iShares S&P SmallCap 600 Index Fund
05/22/00      3/31           5.08%
iShares S&P SmallCap 600/BARRA Growth Index Fund
07/24/00      3/31         (17.86%)
iShares S&P SmallCap 600/BARRA Value Index Fund
07/24/00      3/31          12.13%
iShares S&P Global 100 Index Fund
12/05/00      3/31         (15.94%)
iShares S&P Europe 350 Index Fund
07/25/00      3/31         (20.10%)
iShares S&P/TSE 60 Index Fund
06/12/00      3/31         (23.80%)
iShares Dow Jones U.S. Total Market Index Fund
06/12/00      4/30         (13.20%)
iShares Dow Jones U.S. Basic Materials Sector Index Fund
06/12/00      4/30          10.80%
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
06/12/00      4/30           0.98%
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
06/12/00      4/30           0.06%
iShares Dow Jones U.S. Energy Sector Index Fund
06/12/00      4/30          13.13%
iShares Dow Jones U.S. Financial Sector Index Fund
05/22/00      4/30          16.69%
iShares Dow Jones U.S. Healthcare Sector Index Fund
06/12/00      4/30           4.29%
iShares Dow Jones U.S. Industrial Sector Index Fund
06/12/00      4/30          (6.46%)
iShares Dow Jones U.S. Technology Sector Index Fund
05/15/00      4/30         (45.60%)
iShares Dow Jones U.S. Telecommunications Sector Index Fund
05/22/00      4/30         (31.06%)
iShares Dow Jones U.S. Utilities Sector Index Fund
06/12/00      4/30          25.90%
iShares Dow Jones U.S. Chemicals Index Fund
06/12/00      4/30           6.53%
iShares Dow Jones U.S. Financial Services Index Fund
06/12/00      4/30          11.03%
iShares Dow Jones U.S. Internet Index Fund
05/15/00      4/30         (68.45%)
iShares Dow Jones U.S. Real Estate Index Fund
06/12/00      4/30          16.32%
iShares Russell 3000 Index Fund
05/22/00      3/31         (15.90%)
iShares Russell 3000 Growth Index Fund
07/24/00      3/31         (40.62%)
iShares Russell 3000 Value Index Fund
07/24/00      3/31           3.60%
iShares Russell 2000 Index Fund
05/22/00      3/31          (3.77%)
iShares Russell 2000 Growth Index Fund
07/24/00      3/31         (32.96%)

iShares Russell 2000 Value Index Fund
07/24/00      3/31          14.05%
iShares Russell 1000 Index Fund
05/15/00      3/31         (19.75%)
iShares Russell 1000 Growth Index Fund
05/22/00      3/31         (35.47%)
iShares Russell 1000 Value Index Fund
05/22/00      3/31           1.22%
iShares Russell Midcap Index Fund**
           3/31            N/A
iShares Russell Midcap Growth Index Fund**
           3/31            N/A
iShares Russell Midcap Value Index Fund**
           3/31            N/A
iShares Cohen & Steers Realty Majors Index Fund
01/29/01      4/30           0.91%
iShares Nasdaq Biotechnology Index Fund
02/05/01      3/31         (22.93%)
iShares Goldman Sachs Technology Index Fund*
03/13/01      7/31         3.44%*
iShares Goldman Sachs Networking Index Fund**
           7/31            N/A
iShares Goldman Sachs Semiconductor Index Fund**
           7/31            N/A
iShares Goldman Sachs Software Index Fund**
           7/31            N/A
iShares MSCI EAFE Index Fund**
           2/28            N/A


*Return since inception as of  5/31/01.
** Fund had not commenced operations as of fiscal year end.



Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in a Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. However, currently the Trust does not make a dividend reinvestment option available to shareholders of iShares and such calculation is provided for informational purposes only. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it will not be expressed in terms of an average rate of return.

Quotations of cumulative total return or average annual total return reflect only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Such quotations for a Fund will vary based on changes in market conditions and the level of such Fund's expenses, and no reported performance figure should be considered an indication of performance that may be expected in the future.

The cumulative and average total returns do not take into account federal or state income taxes which may be payable; total returns would, of course, be lower if such charges were taken into account.

Whenever the Trust calculates total return using the market values of iShares as reported by the Listing Exchange, it will also calculate a similar total return using the relevant Fund's NAV. The Trust may also provide reported closing price data for iShares and calculations of any applicable premiums or discounts against NAV on its website and in the Trust prospectuses and annual reports.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Because there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

Because some or all of certain Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of such a Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance information for any of the countries in which a Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

In addition, in connection with the communication of its performance to current or prospective shareholders, a Fund also may compare those figures to the performance of certain unmanaged indices which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indices include, but are not limited to the following:

  . Dow Jones Industrial Average
  . Consumer Price Index
  . Standard & Poor's 500 Composite Stock Price Index (S&P 500)
  . NASDAQ OTC Composite Index
  . NASDAQ Industrials Index
  . International Finance Corporation's (Global) Composite and (Investable) . Composite Indices
  . Morgan Stanley Capital International Indices
  . NASDAQ Composite Index
  . Wilshire 5000 Stock Index

Financial Statements

The Fund's audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, independent accountants, are hereby incorporated by reference in this Statement of Additional Information. The Annual Report to Shareholders is delivered with this Statement of Additional Information to shareholders requesting this Statement of Additional Information.


Miscellaneous Information


Counsel.   Morgan, Lewis & Bockius, LLP, Washington, D.C., is counsel to the
Trust.


Independent Auditors. PricewaterhouseCoopers LLP, located at 333 Market Street, San Francisco, CA 94105, serve as the independent accountants of the Trust. They audit the Funds' financial statements and perform other related audit services.

Other Information


Item 23   Exhibits


Exhibit Number      Description

(a) Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(b) Amended and Restated By-Laws is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(c)                 Not applicable

(d.1) Investment Advisory Agreement between the Trust and Barclays Global Fund advisors is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(d.2) Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors amended as of May 16, 2001 for iShares S&P Global Consumer Discretionary Index Fund, iShares S&P Global Consumer Staples Index Fund, iShares S&P Global Energy Index Fund, iShares S&P Global Financials Index Fund, iShares S&P Global Health Care Index Fund, iShares S&P Global Industrials Index Fund, iShares S&P Global Information Technology Index Fund, iShares S&P Global Materials Index Fund, iShares S&P Global Telecommunications Services Index Fund, iShares S&P Global Utilities Index Fund, iShares S&P Global 1200 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Asia Pacific 100 Index Fund, iShares S&P Latin America 40 Index Fund, and iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(e.1) Distribution Agreement between the Trust and Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(e.2) Exhibit A to the Distribution Agreement between the Trust and Investments Distribution Company amended as of May 16, 2001 for iShares S&P Global Consumer Discretionary Index Fund, iShares S&P Global Consumer Staples Index Fund, iShares S&P Global Energy Index Fund, iShares S&P Global Financials Index Fund, iShares S&P Global Health Care Index Fund, iShares S&P Global Industrials Index Fund, iShares S&P Global Information Technology Index Fund, iShares S&P Global Materials Index Fund, iShares S&P Global Telecommunications

                    Services Index Fund, iShares S&P Global Utilities Index Fund, iShares S&P Global 1200 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Asia Pacific 100 Index Fund, iShares S&P Latin America 40 Index Fund, and iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(e.3) Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(f)                 Not applicable

(g.1) Custodian Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(g.2) Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust amended as of May 16, 2001 for iShares S&P Global Consumer Discretionary Index Fund, iShares S&P Global Consumer Staples Index Fund, iShares S&P Global Energy Index Fund, iShares S&P Global Financials Index Fund, iShares S&P Global Health Care Index Fund, iShares S&P Global Industrials Index Fund, iShares S&P Global Information Technology Index Fund, iShares S&P Global Materials Index Fund, iShares S&P Global Telecommunications Services Index Fund, iShares S&P Global Utilities Index Fund, iShares S&P Global 1200 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Asia Pacific 100 Index Fund, iShares S&P Latin America 40 Index Fund, and iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(g.3) Securities Lending Agency Agreement between Investors Bank & Trust and the Trust is incorporated herein by reference to exhibit (g.2) Post-Effective Amendment No. 2, filed May 12, 2000.

(g.4) Schedule A to the Securities Lending Agency Agreement as amended May 16, 2001 for iShares S&P Global Consumer Discretionary Index Fund, iShares S&P Global Consumer Staples Index Fund, iShares S&P Global Energy Index Fund, iShares S&P Global Financials Index Fund, iShares S&P Global Health Care Index Fund, iShares S&P Global Industrials Index Fund, iShares S&P Global Information Technology Index Fund, iShares S&P Global Materials Index Fund, iShares S&P Global Telecommunications Services Index Fund, iShares S&P Global Utilities Index Fund, iShares S&P Global 1200 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Asia Pacific 100 Index Fund, iShares S&P Latin America 40 Index Fund, and iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(g.5) Delegation Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.1) Administration Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to the Post-Effective Amendment No. 2, filed May 12, 2000.

(h.2) Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended May 16, 2001 for iShares S&P Global Consumer Discretionary Index Fund, iShares S&P Global Consumer Staples Index Fund, iShares S&P Global Energy Index Fund, iShares S&P Global Financials Index Fund, iShares S&P Global Health Care Index Fund, iShares S&P Global Industrials Index Fund, iShares S&P Global Information Technology Index Fund, iShares S&P Global Materials Index Fund, iShares S&P Global Telecommunications Services Index Fund, iShares S&P Global Utilities Index Fund, iShares S&P Global 1200 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Asia Pacific 100 Index Fund, iShares S&P Latin America 40 Index Fund, and iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.3) Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (h.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.4) Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended May 16, 2001 for iShares S&P Global Consumer Discretionary Index Fund, iShares S&P Global Consumer Staples Index Fund, iShares S&P Global Energy Index Fund, iShares S&P Global Financials Index Fund, iShares S&P Global Health Care Index Fund, iShares S&P Global Industrials Index Fund, iShares S&P Global Information Technology Index Fund, iShares S&P Global Materials Index Fund, iShares S&P Global Telecommunications Services Index Fund, iShares S&P Global Utilities Index Fund, iShares S&P Global 1200 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Asia Pacific 100 Index Fund, iShares S&P Latin America 40 Index Fund, and iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.5)               Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for S&P Funds is incorporated herein by reference to exhibit (h.3.i) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.6)               Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for Dow Jones Funds is incorporated herein by reference to exhibit (h.3.ii) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.7)               Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for Russell Funds is incorporated herein by reference to exhibit (h.3.iii) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.8) Amended Exhibit A to the Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds for iShares S&P 100 Index Fund and iShares S&P Global 100 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 6, filed October 19, 2000.

(h.9)               Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.10)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares NASDAQ Biotechnology Index Fund is filed herewith.


(h.11)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares Goldman Sachs Technology Index Fund, iShares Goldman Sachs Utilities Index Fund, iShares Goldman Sachs Health Care Index Fund, iShares Goldman Sachs Natural Resources Index Fund, iShares Goldman Sachs Cyclical Industries Index Fund, iShares Goldman Sachs Consumer Industries Index Fund, iShares Goldman Sachs Financials Index Fund, iShares Goldman Sachs Hardware Index Fund, iShares Goldman Sachs Multimedia Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund, and iShares Goldman Sachs Software Index Fund - to be filed by amendment.


(i)                 Legal Opinion and Consent of Counsel is filed herewith


(j.1)               Consent of Independent Accountants is filed herewith


(j.2) Power of Attorney is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(k)                 Not applicable

(l.1) Subscription Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(l.2) Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(1.3) Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)                 Not applicable

(n)                 Not applicable

(o)                 Not applicable

(p.i) iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(p.ii) Barclays Global Investors, N.A. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(p.iii) SEI Investments Distribution Co. Code of Ethics is incorporated herein by reference to exhibit (p)(11) of the Arbor Fund's Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (File No. 33-42484) filed May 31, 2000.

Item 24   Persons Controlled By or Under Common Control with Registrant

None


Item 25   Indemnification

     The Trust is organized as a Delaware business trust and is operated pursuant to an Agreement and Declaration of Trust, (the "Declaration of Trust"), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26. (a)   Business and Other Connections of Investment Adviser

     The Trust is advised by Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), 45 Fremont Street, San Francisco, CA 94105. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

     The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position       Principal Business(es) During the last Two Fiscal Years

Patricia Dunn           Director of BGFA and Chairman and Director of BGI
Director                45 Fremont Street, San Francisco, CA 94105

Garrett F. Bouton       Chairman of the Board of Directors of BGFA and Chief
Chairman                Operating Officer and Director of BGI
                        45 Fremont Street, San Francisco, CA  94105

Alison Davis            Officer of BGFA and Chief Financial Officer of BGI
Officer                 45 Fremont Street, San Francisco, CA  94105

Andrea M. Zulberti      Director of BGFA and Chief Administrative Officer of BGI
Director                45 Fremont Street, San Francisco, CA  94105

Item 27   Principal Underwriters

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

     SEI Daily Income Trust                           July 15, 1982
     SEI Liquid Asset Trust                           November 29, 1982
     SEI Tax Exempt Trust                             December 3, 1982
     SEI Index Funds                                  July 10, 1985
     SEI Institutional Managed Trust                  January 22, 1987
     SEI Institutional International Trust            August 30, 1988
     The Advisors' Inner Circle Fund                  November 14, 1991
     The Pillar Funds                                 February 28, 1992
     CUFUND                                           May 1, 1992
     STI Classic Funds                                May 29, 1992
     First American Funds, Inc.                       November 1, 1992
     First American Investment Funds, Inc.            November 1, 1992
     The Arbor Fund                                   January 28, 1993
     The PBHG Funds, Inc.                             July 16, 1993
     The Achievement Funds Trust                      December 27, 1994
     Bishop Street Funds                              January 27, 1995
     STI Classic Variable Trust                       August 18, 1995
     ARK Funds                                        November 1, 1995
     Huntington Funds                                 January 11, 1996
     SEI Asset Allocation Trust                       April 1, 1996
     TIP Funds                                        April 28, 1996

     SEI Institutional Investments Trust              June 14, 1996
     First American Strategy Funds, Inc.              October 1, 1996
     HighMark Funds                                   February 15, 1997
     Armada Funds                                     March 8, 1997
     PBHG Insurance Series Fund, Inc.                 April 1, 1997
     The Expedition Funds                             June 9, 1997
     Alpha Select Funds                               January 1, 1998
     Oak Associates Funds                             February 27, 1998
     The Nevis Fund, Inc.                             June 29, 1998
     CNI Charter Funds                                April 1, 1999
     The Armada Advantage Fund                        May 1, 1999
     Amerindo Funds Inc.                              July 13, 1999
     Huntington VA Funds                              October 15, 1999
     Friends Ivory Funds                              December 16, 1999
     SEI Insurance Products Trust                     March 29, 2000
     Pitcairn Funds                                   August 1, 2000
     First Omaha Funds, Inc.                          October 1, 2000
     JohnsonFamily Funds, Inc.                        November 1, 2000
     The MDL Funds                                    January 24, 2001

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                             Position and Office
   Positions and Offices
Name                         with Underwriter
   with Registrant
----                         ---------------
   ---------------
Alfred P. West, Jr.          Director, Chairman of the Board of Directors
          --
Richard B. Lieb              Director, Executive Vice President
          --
Carmen V. Romeo              Director
          --
Mark J. Held                 President & Chief Operating Officer
          --
Dennis J. McGonigle          Executive Vice President
          --
Robert M. Silvestri          Chief Financial Officer & Treasurer
          --
Todd Cipperman               Senior Vice President & General Counsel
          --
Leo J. Dolan, Jr.            Senior Vice President
          --
Carl A. Guarino              Senior Vice President
          --
Jack May                     Senior Vice President
          --
Hartland J. McKeown          Senior Vice President
          --
Kevin P. Robins              Senior Vice President
          --
Patrick K. Walsh             Senior Vice President
          --
Wayne M. Withrow             Senior Vice President
          --

Robert Aller                 Vice President
          --
John D. Anderson             Vice President & Managing Director
          --
Timothy D. Barto             Vice President & Assistant Secretary
          --
Robert Crudup                Vice President & Managing Director
          --
Richard A. Deak              Vice President & Assistant Secretary
          --
Scott W. Dellorfano          Vice President & Managing Director
          --
Barbara Doyne                Vice President
          --
Jeff Drennen                 Vice President
          --
Scott C. Fanatico            Vice President & Managing Director
          --
James R. Foggo               Vice President & Assistant Secretary
          --
William E. Zitelli, Jr.      Vice President & Assistant Secretary
          --
Vic Galef                    Vice President & Managing Director
          --
Steven A. Gardner            Vice President & Managing Director
          --
Lydia A. Gavalis             Vice President & Assistant Secretary
          --
Greg Gettinger               Vice President & Assistant Secretary
          --
Kathy Heilig                 Vice President
          --
Jeff Jacobs                  Vice President
          --
Samuel King                  Vice President
          --
John Kirk                    Vice President & Managing Director
          --
Kim Kirk                     Vice President & Managing Director
          --
John Krzeminski              Vice President & Managing Director
          --
Paul Lonergan                Vice President & Managing Director
          --
Ellen Marquis                Vice President
          --
Christine M. McCullough      Vice President & Assistant Secretary
          --
Carolyn McLaurin             Vice President & Managing Director
          --
Mark Nagle                   Vice President
          --
Joanne Nelson                Vice President
          --
Cynthia M. Parrish           Vice President & Secretary
          --
Rob Redican                  Vice President
          --
Maria Rinehart               Vice President
          --
Steve Smith                  Vice President
          --
Daniel Spaventa              Vice President
          --
Kathryn L. Stanton           Vice President
          --
Lori L. White                Vice President & Assistant Secretary
          --
William E. Zitelli, Jr.      Vice President & Assistant Secretary
          --


Item 28   Location of Accounts and Records

(a) The Fund maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the "Records") at the offices of Investors Bank & Trust, 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as advisor at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distributor Company maintains all Records relating to its services as distributor at 1 Freedom Valley Drive, Oaks, PA 19456.

(d) IBT maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.


Item 29   Management Services.

Not applicable.


Item 30   Undertaking

Not applicable.

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule Financial Printing GroupFinancial Printing GroupPursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Francisco, State of California on the 31st day of July, 2001.

                                       By:  /s/ Nathan Most
                                            ------------------------------------
                                            Nathan Most
                                            President and Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


                                       By:  /s/ Nathan Most
                                            ------------------------------------
                                            Nathan Most
                                            Trustee, President and Treasurer
                                            Date:  July 31, 2001


                                            ____________________________________
                                            Richard K. Lyons*
                                            Trustee


                                            ____________________________________
                                            George G. C. Parker*
                                            Trustee


                                       *By: /s/ W. John McGuire
                                            ------------------------------------
                                            W. John McGuire
                                            Attorney in fact
                                            Date: July 31, 2001

Exhibit Number      Description

(a) Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(b) Amended and Restated By-Laws is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(c)                 Not applicable

(d.1) Investment Advisory Agreement between the Trust and Barclays Global Fund advisors is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(d.2) Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors amended as of May 16, 2001 for iShares S&P Global Consumer Discretionary Index Fund, iShares S&P Global Consumer Staples Index Fund, iShares S&P Global Energy Index Fund, iShares S&P Global Financials Index Fund, iShares S&P Global Health Care Index Fund, iShares S&P Global Industrials Index Fund, iShares S&P Global Information Technology Index Fund, iShares S&P Global Materials Index Fund, iShares S&P Global Telecommunications Services Index Fund, iShares S&P Global Utilities Index Fund, iShares S&P Global 1200 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Asia Pacific 100 Index Fund, iShares S&P Latin America 40 Index Fund, and iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(e.1) Distribution Agreement between the Trust and Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(e.2) Exhibit A to the Distribution Agreement between the Trust and Investments Distribution Company amended as of May 16, 2001 for iShares S&P Global Consumer Discretionary Index Fund, iShares S&P Global Consumer Staples Index Fund, iShares S&P Global Energy Index Fund, iShares S&P Global Financials Index Fund, iShares S&P Global Health Care Index Fund, iShares S&P Global Industrials Index Fund, iShares S&P Global Information Technology Index Fund, iShares S&P Global Materials Index Fund, iShares S&P Global Telecommunications Services Index Fund, iShares S&P Global Utilities Index Fund, iShares S&P Global 1200 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Asia Pacific 100 Index Fund, iShares S&P Latin America 40 Index Fund, and iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(e.3) Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(f)                 Not applicable

(g.1) Custodian Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(g.2) Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust amended as of May 16, 2001 for iShares S&P Global Consumer Discretionary Index Fund, iShares S&P Global Consumer Staples Index Fund, iShares S&P Global Energy Index Fund, iShares S&P Global Financials Index Fund, iShares S&P Global Health Care Index Fund, iShares S&P Global Industrials Index Fund, iShares S&P Global Information Technology Index Fund, iShares S&P Global Materials Index Fund, iShares S&P Global Telecommunications Services Index Fund, iShares S&P Global Utilities Index Fund, iShares S&P Global 1200 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Asia Pacific 100 Index Fund, iShares S&P Latin America 40 Index Fund, and iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(g.3) Securities Lending Agency Agreement between Investors Bank & Trust and the Trust is incorporated herein by reference to exhibit (g.2) Post-Effective Amendment No. 2, filed May 12, 2000.

(g.4) Schedule A to the Securities Lending Agency Agreement as amended May 16, 2001 for iShares iShares S&P Global Consumer Discretionary Index Fund, iShares S&P Global Consumer Staples Index Fund, iShares S&P Global Energy Index Fund, iShares S&P Global Financials Index Fund, iShares S&P Global Health Care Index Fund, iShares S&P Global Industrials Index Fund, iShares S&P Global Information Technology Index Fund, iShares S&P Global Materials Index Fund, iShares S&P Global Telecommunications Services Index Fund, iShares S&P Global Utilities Index Fund, iShares S&P Global 1200 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Asia Pacific 100 Index Fund, iShares S&P Latin America 40 Index Fund, and iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(g.5) Delegation Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.1) Administration Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to the Post-Effective Amendment No. 2, filed May 12, 2000.

(h.2) Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended May 16, 2001 for iShares S&P Global Consumer Discretionary Index Fund, iShares S&P Global Consumer Staples Index Fund, iShares S&P Global Energy Index Fund, iShares S&P Global Financials Index Fund, iShares S&P Global Health Care Index Fund, iShares S&P Global Industrials Index Fund, iShares S&P Global Information Technology Index Fund, iShares S&P Global Materials Index Fund, iShares S&P Global Telecommunications Services Index Fund, iShares S&P Global Utilities Index Fund, iShares S&P Global 1200 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Asia Pacific 100 Index Fund, iShares S&P Latin America 40 Index Fund, and iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.3) Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (h.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.4) Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended May 16, 2001 for iShares S&P Global Consumer Discretionary Index Fund, iShares S&P Global Consumer Staples Index Fund, iShares S&P Global Energy Index Fund, iShares S&P Global Financials Index Fund, iShares S&P Global Health Care Index Fund, iShares S&P Global Industrials Index Fund, iShares S&P Global Information Technology Index Fund, iShares S&P Global Materials Index Fund, iShares S&P Global Telecommunications Services Index Fund, iShares S&P Global Utilities Index Fund, iShares S&P Global 1200 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Asia Pacific 100 Index Fund, iShares S&P Latin America 40 Index Fund, and iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.


(h.5)               Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for S&P Funds is incorporated herein by reference to exhibit (h.3.i) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.6)               Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for Dow Jones Funds is incorporated herein by reference to exhibit (h.3.ii) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.7)               Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for Russell Funds is incorporated herein by reference to exhibit (h.3.iii) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.8) Amended Exhibit A to the Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds for iShares S&P 100 Index Fund and iShares S&P Global 100 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 6, filed October 19, 2000.

(h.9)               Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.10)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares NASDAQ Biotechnology Index Fund is filed herewith.



(h.11)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares Goldman Sachs Technology Index Fund, iShares Goldman Sachs Utilities Index Fund, iShares Goldman Sachs Health Care Index Fund, iShares Goldman Sachs Natural Resources Index Fund, iShares Goldman Sachs Cyclical Industries Index Fund, iShares Goldman Sachs Consumer Industries Index Fund, iShares Goldman Sachs Financials Index Fund, iShares Goldman Sachs Hardware Index Fund, iShares Goldman Sachs Multimedia Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund, and iShares Goldman Sachs Software Index Fund - to be filed by amendment


(i)                 Legal Opinion and Consent of Counsel is filed herewith


(j.1)               Consent of Independent Accountants is filed herewith


(j.2) Power of Attorney is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(k)                 Not applicable

(l.1) Subscription Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(l.2) Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(1.3) Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)                 Not applicable

(n)                 Not applicable

(o)                 Not applicable

(p.i) iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(p.ii) Barclays Global Investors, N.A. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(p.iii) SEI Investments Distribution Co. Code of Ethics is incorporated herein by reference to exhibit (p)(11) of the Arbor Fund's Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (File No. 33-42484) filed May 31, 2000.